Schedule of Investments(a)
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-3.80%
Alphabet, Inc., Class A(b)	163	$ 28,117
Alphabet, Inc., Class C(b)	136	23,659
AT&T, Inc.	2,812	51,235
Comcast Corp., Class A	1,152	46,114
Interpublic Group of Cos., Inc. (The)	1,511	47,400
News Corp., Class A(c)	1,474	40,078
News Corp., Class B	444	12,379
Paramount Global, Class B	3,732	44,448
Walt Disney Co. (The)	412	42,811
		336,241
Consumer Discretionary-11.68%
Aptiv PLC(b)	666	55,451
Best Buy Co., Inc.	609	51,655
Carnival Corp.(b)	3,288	49,583
D.R. Horton, Inc.	326	48,183
Deckers Outdoor Corp.(b)	58	63,447
eBay, Inc.	920	49,882
Etsy, Inc.(b)(c)	694	44,048
General Motors Co.	1,094	49,219
Hasbro, Inc.	839	50,156
Hilton Worldwide Holdings, Inc.	239	47,943
Home Depot, Inc. (The)	138	46,212
Lowe’s Cos., Inc.	202	44,701
Marriott International, Inc., Class A	197	45,541
NIKE, Inc., Class B	490	46,575
Norwegian Cruise Line Holdings Ltd.(b)	2,538	42,131
Ralph Lauren Corp.	293	54,756
Royal Caribbean Cruises Ltd.(b)	359	53,017
Starbucks Corp.	529	42,436
TJX Cos., Inc. (The)	498	51,344
Tractor Supply Co.	184	52,493
Yum! Brands, Inc.(c)	335	46,039
		1,034,812
Consumer Staples-7.79%
Archer-Daniels-Midland Co.	740	46,206
Campbell Soup Co.(c)	1,049	46,555
Colgate-Palmolive Co.	532	49,455
Estee Lauder Cos., Inc. (The), Class A	321	39,599
General Mills, Inc.	658	45,237
Hershey Co. (The)	251	49,655
Kellanova	808	48,755
Kraft Heinz Co. (The)	1,229	43,470
McCormick & Co., Inc.(c)	627	45,282
Mondelez International, Inc., Class A(c)	680	46,600
PepsiCo, Inc.	266	45,991
Procter & Gamble Co. (The)(c)	293	48,210
Target Corp.	276	43,100
Walgreens Boots Alliance, Inc.	2,545	41,280
Walmart, Inc.	779	51,227
		690,622
Financials-15.76%
Aflac, Inc.(c)	557	50,058
Allstate Corp. (The)	268	44,895
American International Group, Inc.	624	49,184
Assurant, Inc.	267	46,316
Bank of America Corp.	1,254	50,147
Bank of New York Mellon Corp. (The)	825	49,178
Cboe Global Markets, Inc.	256	44,285
Citigroup, Inc.	784	48,851
	Shares	Value
Financials-(continued)
Fidelity National Information Services, Inc.	655	$ 49,701
Fifth Third Bancorp	1,281	47,935
Globe Life, Inc.	696	57,601
Hartford Financial Services Group, Inc. (The)	468	48,415
Huntington Bancshares, Inc.	3,496	48,664
Intercontinental Exchange, Inc.	353	47,267
M&T Bank Corp.	323	48,967
Mastercard, Inc., Class A	102	45,601
MetLife, Inc.	652	47,185
Moody’s Corp.	124	49,227
Morgan Stanley	511	49,996
MSCI, Inc.	91	45,061
Nasdaq, Inc.	768	45,335
Northern Trust Corp.	569	47,933
PayPal Holdings, Inc.(b)	744	46,865
Principal Financial Group, Inc.	576	47,255
Prudential Financial, Inc.	419	50,427
Regions Financial Corp.	2,456	47,524
S&P Global, Inc.	112	47,881
State Street Corp.	632	47,773
Visa, Inc., Class A(c)	172	46,863
		1,396,390
Health Care-13.53%
Abbott Laboratories	432	44,146
AbbVie, Inc.(c)	279	44,986
Agilent Technologies, Inc.	349	45,513
Amgen, Inc.	173	52,912
Baxter International, Inc.	1,176	40,090
Becton, Dickinson and Co.	198	45,930
Biogen, Inc.(b)	239	53,761
Boston Scientific Corp.(b)	688	51,992
Centene Corp.(b)	617	44,171
Cigna Group (The)	132	45,490
CVS Health Corp.	664	39,574
Danaher Corp.	197	50,590
DaVita, Inc.(b)	363	53,405
Edwards Lifesciences Corp.(b)	539	46,834
Elevance Health, Inc.	87	46,848
Gilead Sciences, Inc.	694	44,603
Humana, Inc.	141	50,495
Illumina, Inc.(b)	395	41,191
Medtronic PLC(c)	583	47,439
Merck & Co., Inc.	370	46,450
Moderna, Inc.(b)(c)	457	65,145
Quest Diagnostics, Inc.	361	51,251
Regeneron Pharmaceuticals, Inc.(b)	52	50,968
UnitedHealth Group, Inc.(c)	93	46,069
Waters Corp.(b)(c)	157	48,497
		1,198,350
Industrials-16.42%
American Airlines Group, Inc.(b)	3,290	37,835
Automatic Data Processing, Inc.	191	46,780
C.H. Robinson Worldwide, Inc.	651	56,227
Carrier Global Corp.	866	54,723
Caterpillar, Inc.	131	44,346
CSX Corp.	1,352	45,630
Cummins, Inc.	161	45,359
Dayforce, Inc.(b)(c)	789	39,024
Deere & Co.(c)	116	43,472
Dover Corp.	273	50,183
Emerson Electric Co.	427	47,892
See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Hubbell, Inc.	119	$ 46,278
Illinois Tool Works, Inc.(c)	185	44,909
Ingersoll Rand, Inc.(c)	524	48,758
J.B. Hunt Transport Services, Inc.	277	44,528
Johnson Controls International PLC	728	52,350
Norfolk Southern Corp.	192	43,162
Otis Worldwide Corp.	487	48,310
PACCAR, Inc.	417	44,827
Pentair PLC	590	48,014
Republic Services, Inc.	244	45,186
Robert Half, Inc.	660	42,392
Rockwell Automation, Inc.	172	44,295
Stanley Black & Decker, Inc.	519	45,241
Trane Technologies PLC	161	52,721
Union Pacific Corp.	200	46,564
United Rentals, Inc.	74	49,536
Verisk Analytics, Inc.	209	52,831
W.W. Grainger, Inc.	49	45,152
Waste Management, Inc.	224	47,204
Xylem, Inc.	363	51,190
		1,454,919
Information Technology-14.42%
Accenture PLC, Class A	146	41,214
Adobe, Inc.(b)	100	44,476
Akamai Technologies, Inc.(b)	457	42,154
Apple, Inc.	281	54,022
Applied Materials, Inc.	244	52,480
Autodesk, Inc.(b)	214	43,142
Cisco Systems, Inc.	961	44,686
Cognizant Technology Solutions Corp., Class A	687	45,445
Hewlett Packard Enterprise Co.	2,765	48,802
HP, Inc.	1,670	60,955
Intel Corp.	1,358	41,894
International Business Machines Corp.	255	42,547
Juniper Networks, Inc.	1,288	45,943
Keysight Technologies, Inc.(b)	320	44,314
KLA Corp.	74	56,205
Lam Research Corp.	53	49,419
Micron Technology, Inc.	434	54,250
Microsoft Corp.	116	48,155
NVIDIA Corp.	61	66,876
ON Semiconductor Corp.(b)	765	55,876
Palo Alto Networks, Inc.(b)	167	49,250
QUALCOMM, Inc.	294	59,991
Salesforce, Inc.	172	40,324
ServiceNow, Inc.(b)	65	42,700
TE Connectivity Ltd.	330	49,401
Western Digital Corp.(b)	702	52,854
		1,277,375
Materials-6.02%
Air Products and Chemicals, Inc.(c)	200	53,340
Albemarle Corp.(c)	413	50,630
Ball Corp.	714	49,573
Dow, Inc.	818	47,141
Ecolab, Inc.	213	49,459
Freeport-McMoRan, Inc.(c)	936	49,355
Linde PLC	104	45,294
	Shares	Value
Materials-(continued)
LyondellBasell Industries N.V., Class A	460	$ 45,733
Mosaic Co. (The)	1,498	46,333
Newmont Corp.	1,190	49,909
PPG Industries, Inc.	354	46,519
		533,286
Real Estate-7.13%
Alexandria Real Estate Equities, Inc.(c)	401	47,719
Boston Properties, Inc.	770	46,716
CBRE Group, Inc., Class A(b)	546	48,086
Digital Realty Trust, Inc.	339	49,270
Equinix, Inc.	62	47,305
Federal Realty Investment Trust	465	46,942
Healthpeak Properties, Inc.(c)	2,582	51,382
Host Hotels & Resorts, Inc.(c)	2,481	44,509
Kimco Realty Corp.	2,551	49,387
Prologis, Inc.	448	49,500
Ventas, Inc.	1,075	54,030
Welltower, Inc.(c)	509	52,768
Weyerhaeuser Co.	1,475	44,294
		631,908
Utilities-3.31%
American Water Works Co., Inc.	391	51,131
Consolidated Edison, Inc.	505	47,748
Edison International	663	50,952
Eversource Energy	778	46,081
Exelon Corp.	1,237	46,449
Sempra(c)	661	50,917
		293,278
Total Common Stocks & Other Equity Interests (Cost $8,313,869)		8,847,181
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $1,085)	1,085	1,085
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $8,314,954)		8,848,266
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.38%
Invesco Private Government Fund, 5.30%(d)(e)(f)	284,553	284,553
Invesco Private Prime Fund, 5.48%(d)(e)(f)	811,565	811,808
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,096,366)		1,096,361
TOTAL INVESTMENTS IN SECURITIES-112.25% (Cost $9,411,320)		9,944,627
OTHER ASSETS LESS LIABILITIES-(12.25)%		(1,084,973)
NET ASSETS-100.00%		$8,859,654

See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
May 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Invesco Ltd.	$60,719	$13,797	$(66,435)	$12,444	$(20,525)	$-	$1,224
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	153,687	(152,602)	-	-	1,085	129
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	217,712	2,722,138	(2,655,297)	-	-	284,553	6,340*
Invesco Private Prime Fund	704,912	5,696,521	(5,589,784)	(5)	164	811,808	17,075*
Total	$983,343	$8,586,143	$(8,464,118)	$12,439	$(20,361)	$1,097,446	$24,768

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI USA ETF (PBUS)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-9.23%
Alphabet, Inc., Class A(b)	587,322	$ 101,313,045
Alphabet, Inc., Class C(b)	508,677	88,489,451
AT&T, Inc.	712,036	12,973,296
Charter Communications, Inc., Class A(b)	9,354	2,685,720
Comcast Corp., Class A	395,018	15,812,571
Electronic Arts, Inc.	25,384	3,373,026
Fox Corp., Class A(c)	24,741	851,833
Fox Corp., Class B	13,980	446,521
Interpublic Group of Cos., Inc. (The)	38,085	1,194,726
Liberty Media Corp.-Liberty Formula One(b)(c)	19,750	1,464,265
Live Nation Entertainment, Inc.(b)	16,008	1,500,590
Match Group, Inc.(b)	27,005	827,163
Meta Platforms, Inc., Class A	218,379	101,945,869
Netflix, Inc.(b)	43,152	27,687,186
News Corp., Class A	37,686	1,024,682
Omnicom Group, Inc.	19,658	1,827,408
Paramount Global, Class B	53,018	631,444
Pinterest, Inc., Class A(b)	59,321	2,461,228
Roblox Corp., Class A(b)(c)	47,136	1,584,712
Roku, Inc., Class A(b)(c)	12,444	714,286
Snap, Inc., Class A(b)(c)	103,956	1,561,419
Take-Two Interactive Software, Inc.(b)(c)	16,166	2,592,380
T-Mobile US, Inc.	53,230	9,313,121
Trade Desk, Inc. (The), Class A(b)	44,433	4,122,494
Verizon Communications, Inc.	419,100	17,245,965
Walt Disney Co. (The)	182,910	19,006,178
Warner Bros. Discovery, Inc.(b)	229,366	1,889,976
		424,540,555
Consumer Discretionary-9.86%
Airbnb, Inc., Class A(b)	44,050	6,384,166
Amazon.com, Inc.(b)	933,104	164,636,870
Aptiv PLC(b)	27,176	2,262,674
AutoZone, Inc.(b)	1,724	4,775,377
Bath & Body Works, Inc.	21,222	1,102,271
Best Buy Co., Inc.	19,096	1,619,723
Booking Holdings, Inc.	3,406	12,862,248
Burlington Stores, Inc.(b)	6,407	1,538,000
Caesars Entertainment, Inc.(b)	21,050	748,538
CarMax, Inc.(b)(c)	15,546	1,092,262
Carnival Corp.(b)	99,911	1,506,658
Chipotle Mexican Grill, Inc.(b)	2,752	8,612,439
D.R. Horton, Inc.	29,837	4,409,909
Darden Restaurants, Inc.	11,921	1,792,799
Deckers Outdoor Corp.(b)	2,550	2,789,496
Dick’s Sporting Goods, Inc.	5,777	1,315,076
Domino’s Pizza, Inc.	3,451	1,755,110
DoorDash, Inc., Class A(b)	28,162	3,100,918
DraftKings, Inc., Class A(b)	42,667	1,498,892
eBay, Inc.	51,667	2,801,385
Etsy, Inc.(b)	12,019	762,846
Expedia Group, Inc.(b)	13,266	1,497,201
Ford Motor Co.	391,518	4,749,113
Garmin Ltd.	15,257	2,499,859
General Motors Co.	115,056	5,176,369
Genuine Parts Co.	13,867	1,998,789
Hilton Worldwide Holdings, Inc.	25,051	5,025,231
Home Depot, Inc. (The)	98,769	33,074,775
Hyatt Hotels Corp., Class A(c)	4,447	655,799
Las Vegas Sands Corp.	37,484	1,687,905
Lennar Corp., Class A	24,421	3,915,907
	Shares	Value
Consumer Discretionary-(continued)
LKQ Corp.	26,671	$ 1,147,653
Lowe’s Cos., Inc.	57,026	12,619,284
lululemon athletica, inc.(b)	11,465	3,576,965
Marriott International, Inc., Class A	24,524	5,669,213
McDonald’s Corp.	71,858	18,603,318
MercadoLibre, Inc. (Brazil)(b)	4,561	7,870,370
MGM Resorts International(b)	23,696	951,868
NIKE, Inc., Class B	120,739	11,476,242
NVR, Inc.(b)	319	2,450,153
O’Reilly Automotive, Inc.(b)	5,877	5,661,079
Pool Corp.	3,831	1,392,760
PulteGroup, Inc.	21,433	2,514,520
Rivian Automotive, Inc., Class A(b)(c)	72,478	791,460
Ross Stores, Inc.	33,503	4,682,379
Royal Caribbean Cruises Ltd.(b)	24,300	3,588,624
Starbucks Corp.	112,788	9,047,853
Tesla, Inc.(b)	285,669	50,871,935
TJX Cos., Inc. (The)	112,917	11,641,743
Tractor Supply Co.	10,773	3,073,429
Ulta Beauty, Inc.(b)	4,852	1,916,977
Williams-Sonoma, Inc.(c)	6,056	1,775,740
Wynn Resorts Ltd.	10,208	968,535
Yum! Brands, Inc.	27,909	3,835,534
		453,776,239
Consumer Staples-5.87%
Albertson’s Cos., Inc., Class A	34,265	707,230
Altria Group, Inc.	171,186	7,917,352
Archer-Daniels-Midland Co.	50,008	3,122,499
Brown-Forman Corp., Class B(c)	18,144	832,084
Bunge Global S.A.	14,445	1,554,138
Campbell Soup Co.	19,118	848,457
Celsius Holdings, Inc.(b)(c)	15,099	1,207,618
Church & Dwight Co., Inc.	24,368	2,607,620
Clorox Co. (The)	12,369	1,627,266
Coca-Cola Co. (The)	408,188	25,687,271
Colgate-Palmolive Co.	77,821	7,234,240
Conagra Brands, Inc.	47,469	1,418,374
Constellation Brands, Inc., Class A	16,367	4,095,514
Costco Wholesale Corp.	44,228	35,819,815
Dollar General Corp.	21,867	2,993,811
Dollar Tree, Inc.(b)	20,520	2,420,334
Estee Lauder Cos., Inc. (The), Class A	23,052	2,843,695
General Mills, Inc.	56,552	3,887,950
Hershey Co. (The)	14,936	2,954,789
Hormel Foods Corp.	29,915	926,767
J.M. Smucker Co. (The)	10,502	1,172,443
Kellanova	27,258	1,644,748
Kenvue, Inc.	190,815	3,682,729
Keurig Dr Pepper, Inc.	108,264	3,708,042
Kimberly-Clark Corp.	33,600	4,478,880
Kraft Heinz Co. (The)	90,677	3,207,245
Kroger Co. (The)	68,225	3,572,943
Lamb Weston Holdings, Inc.	14,301	1,262,635
McCormick & Co., Inc.	25,028	1,807,522
Molson Coors Beverage Co., Class B	18,669	1,023,248
Mondelez International, Inc., Class A	134,196	9,196,452
Monster Beverage Corp.(b)(c)	77,693	4,033,821
PepsiCo, Inc.	136,981	23,684,015
Philip Morris International, Inc.	154,806	15,694,232
Procter & Gamble Co. (The)	234,512	38,586,604
Sysco Corp.	50,044	3,644,204
Target Corp.	45,992	7,182,111
See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Tyson Foods, Inc., Class A	28,519	$ 1,632,713
Walgreens Boots Alliance, Inc.	72,428	1,174,782
Walmart, Inc.	441,705	29,046,521
		270,142,714
Energy-3.90%
APA Corp.	37,633	1,148,935
Baker Hughes Co., Class A	99,983	3,347,431
Cheniere Energy, Inc.	22,989	3,627,434
Chesapeake Energy Corp.(c)	11,171	1,015,779
Chevron Corp.	174,906	28,387,244
Chord Energy Corp.	6,192	1,148,059
ConocoPhillips	117,246	13,656,814
Coterra Energy, Inc.	74,981	2,138,458
Devon Energy Corp.	63,805	3,131,549
Diamondback Energy, Inc.	16,893	3,366,099
EOG Resources, Inc.	57,953	7,218,046
EQT Corp.	41,728	1,714,604
Exxon Mobil Corp.	447,423	52,464,821
Halliburton Co.	88,944	3,264,245
Hess Corp.	27,520	4,240,832
HF Sinclair Corp.	15,814	873,407
Kinder Morgan, Inc.	198,665	3,871,981
Marathon Oil Corp.	58,258	1,687,152
Marathon Petroleum Corp.	35,913	6,342,595
Occidental Petroleum Corp.	66,262	4,141,375
ONEOK, Inc.	57,867	4,687,227
Ovintiv, Inc.	26,805	1,385,014
Phillips 66	42,639	6,059,428
Schlumberger N.V.	142,259	6,528,266
Targa Resources Corp.	21,030	2,486,377
Texas Pacific Land Corp.	1,949	1,197,290
Valero Energy Corp.	32,835	5,159,692
Williams Cos., Inc. (The)	121,110	5,027,276
		179,317,430
Financials-12.76%
Aflac, Inc.	54,480	4,896,118
Allstate Corp. (The)	26,287	4,403,598
Ally Financial, Inc.	27,086	1,055,541
American Express Co.	57,410	13,778,400
American Financial Group, Inc.	7,071	918,594
American International Group, Inc.	67,177	5,294,891
Ameriprise Financial, Inc.	10,071	4,397,099
Annaly Capital Management, Inc.(c)	49,334	971,880
Aon PLC, Class A(c)	19,922	5,610,832
Apollo Global Management, Inc.	39,572	4,596,684
Arch Capital Group Ltd.(b)	37,389	3,837,233
Ares Management Corp., Class A	17,978	2,519,976
Arthur J. Gallagher & Co.	21,607	5,473,701
Assurant, Inc.	5,412	938,820
Bank of America Corp.	707,773	28,303,842
Bank of New York Mellon Corp. (The)	75,591	4,505,980
Berkshire Hathaway, Inc., Class B(b)	130,659	54,145,090
BlackRock, Inc.	14,859	11,471,594
Blackstone, Inc., Class A	71,225	8,582,613
Block, Inc., Class A(b)	55,108	3,531,321
Brown & Brown, Inc.	23,945	2,143,317
Capital One Financial Corp.	37,914	5,218,104
Carlyle Group, Inc. (The)(c)	23,383	1,004,534
Cboe Global Markets, Inc.	10,529	1,821,412
Charles Schwab Corp. (The)	149,965	10,989,435
Chubb Ltd.	40,462	10,957,919
	Shares	Value
Financials-(continued)
Cincinnati Financial Corp.	15,644	$ 1,839,422
Citigroup, Inc.	190,885	11,894,044
Citizens Financial Group, Inc.	46,632	1,645,643
CME Group, Inc., Class A	35,877	7,282,313
Coinbase Global, Inc., Class A(b)(c)	18,513	4,182,457
Corebridge Financial, Inc.	24,833	724,379
Corpay, Inc.(b)	6,803	1,820,959
Discover Financial Services	24,862	3,049,573
Equitable Holdings, Inc.	32,652	1,354,732
Erie Indemnity Co., Class A(c)	2,517	912,236
Everest Group Ltd.	4,331	1,693,118
FactSet Research Systems, Inc.	3,804	1,537,805
Fidelity National Financial, Inc.(c)	25,760	1,297,274
Fidelity National Information Services, Inc.	57,456	4,359,761
Fifth Third Bancorp	67,862	2,539,396
First Citizens BancShares, Inc., Class A	1,011	1,717,113
Fiserv, Inc.(b)	58,842	8,812,178
Franklin Resources, Inc.	29,304	691,574
Global Payments, Inc.	25,946	2,642,600
Goldman Sachs Group, Inc. (The)	32,344	14,765,683
Hartford Financial Services Group, Inc. (The)	29,928	3,096,052
Huntington Bancshares, Inc.	144,195	2,007,194
Intercontinental Exchange, Inc.	57,032	7,636,585
Jack Henry & Associates, Inc.	7,255	1,194,753
JPMorgan Chase & Co.	286,245	58,001,824
KeyCorp	92,814	1,333,737
KKR & Co., Inc., Class A	61,742	6,349,547
Loews Corp.	18,954	1,455,667
LPL Financial Holdings, Inc.	7,549	2,160,599
M&T Bank Corp.	16,606	2,517,470
Markel Group, Inc.(b)	1,307	2,145,558
MarketAxess Holdings, Inc.	3,708	737,632
Marsh & McLennan Cos., Inc.	49,109	10,194,046
Mastercard, Inc., Class A	83,035	37,122,457
MetLife, Inc.	61,250	4,432,663
Moody’s Corp.	16,385	6,504,681
Morgan Stanley	122,600	11,995,184
MSCI, Inc.	7,886	3,904,990
Nasdaq, Inc.	40,168	2,371,117
Northern Trust Corp.	20,609	1,736,102
PayPal Holdings, Inc.(b)	99,665	6,277,898
PNC Financial Services Group, Inc. (The)	39,705	6,249,170
Principal Financial Group, Inc.	23,687	1,943,282
Progressive Corp. (The)	58,371	12,326,788
Prudential Financial, Inc.	35,844	4,313,825
Raymond James Financial, Inc.	19,766	2,426,277
Regions Financial Corp.	92,018	1,780,548
Robinhood Markets, Inc., Class A(b)(c)	52,310	1,093,279
S&P Global, Inc.	31,918	13,645,264
SEI Investments Co.	10,942	740,883
State Street Corp.	30,093	2,274,730
Synchrony Financial	41,193	1,804,253
T. Rowe Price Group, Inc.	22,304	2,628,080
Toast, Inc., Class A(b)(c)	33,861	820,452
Tradeweb Markets, Inc., Class A	11,554	1,259,502
Travelers Cos., Inc. (The)	22,822	4,922,705
Truist Financial Corp.	132,792	5,012,898
U.S. Bancorp	155,199	6,293,319
Visa, Inc., Class A(c)	157,681	42,961,765
W.R. Berkley Corp.	20,598	1,669,056

See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Wells Fargo & Co.	352,852	$ 21,142,892
Willis Towers Watson PLC	10,279	2,624,126
		587,239,638
Health Care-11.81%
Abbott Laboratories	172,814	17,659,863
AbbVie, Inc.	176,470	28,454,023
Agilent Technologies, Inc.	29,190	3,806,668
Align Technology, Inc.(b)	7,248	1,864,258
Alnylam Pharmaceuticals, Inc.(b)	12,456	1,848,844
Amgen, Inc.	53,359	16,319,850
Avantor, Inc.(b)(c)	67,359	1,622,005
Baxter International, Inc.	50,761	1,730,442
Becton, Dickinson and Co.	28,860	6,694,654
Biogen, Inc.(b)	14,433	3,246,559
BioMarin Pharmaceutical, Inc.(b)(c)	18,806	1,411,766
Bio-Rad Laboratories, Inc., Class A(b)	2,110	605,275
Bio-Techne Corp.	15,548	1,200,150
Boston Scientific Corp.(b)	146,496	11,070,703
Bristol-Myers Squibb Co.	202,662	8,327,382
Cardinal Health, Inc.	24,396	2,421,791
Catalent, Inc.(b)	17,840	959,614
Cencora, Inc.	17,893	4,054,017
Centene Corp.(b)	53,200	3,808,588
Charles River Laboratories International, Inc.(b)	5,128	1,068,880
Cigna Group (The)	28,277	9,744,820
Cooper Cos., Inc. (The)	19,709	1,858,756
CVS Health Corp.	125,422	7,475,151
Danaher Corp.	70,116	18,005,789
DaVita, Inc.(b)	5,435	799,597
DexCom, Inc.(b)	38,403	4,561,124
Edwards Lifesciences Corp.(b)	59,928	5,207,144
Elevance Health, Inc.	23,189	12,486,813
Eli Lilly and Co.	80,544	66,073,465
Exact Sciences Corp.(b)(c)	17,682	803,647
GE HealthCare Technologies, Inc.	43,114	3,362,892
Gilead Sciences, Inc.	123,889	7,962,346
HCA Healthcare, Inc.	19,770	6,716,857
Henry Schein, Inc.(b)	12,841	890,395
Hologic, Inc.(b)	23,847	1,759,432
Humana, Inc.	12,083	4,327,164
IDEXX Laboratories, Inc.(b)	8,286	4,117,728
Illumina, Inc.(b)	15,637	1,630,626
Incyte Corp.(b)(c)	18,986	1,097,201
Insulet Corp.(b)	6,884	1,219,776
Intuitive Surgical, Inc.(b)	35,326	14,205,291
IQVIA Holdings, Inc.(b)	18,180	3,983,056
Johnson & Johnson	240,169	35,225,587
Labcorp Holdings, Inc.	8,472	1,651,278
McKesson Corp.	13,097	7,459,920
Medtronic PLC	132,407	10,773,958
Merck & Co., Inc.	252,440	31,691,318
Mettler-Toledo International, Inc.(b)	2,142	3,007,561
Moderna, Inc.(b)	32,280	4,601,514
Molina Healthcare, Inc.(b)	5,790	1,821,418
Neurocrine Biosciences, Inc.(b)(c)	9,782	1,324,581
Pfizer, Inc.	562,958	16,134,376
Quest Diagnostics, Inc.	11,218	1,592,619
Regeneron Pharmaceuticals, Inc.(b)	10,758	10,544,561
Repligen Corp.(b)(c)	5,280	787,195
ResMed, Inc.	14,654	3,023,560
Revvity, Inc.	12,113	1,323,466
	Shares	Value
Health Care-(continued)
Royalty Pharma PLC, Class A	37,525	$ 1,028,560
Solventum Corp.(b)	14,486	859,599
STERIS PLC	9,794	2,182,887
Stryker Corp.	34,036	11,609,339
Teleflex, Inc.	4,694	981,375
Thermo Fisher Scientific, Inc.	38,043	21,607,663
United Therapeutics Corp.(b)	4,456	1,225,979
UnitedHealth Group, Inc.	91,892	45,520,540
Universal Health Services, Inc., Class B	6,063	1,150,757
Veeva Systems, Inc., Class A(b)	15,247	2,656,790
Vertex Pharmaceuticals, Inc.(b)	25,697	11,700,872
Viatris, Inc.	117,865	1,249,369
Waters Corp.(b)	5,864	1,811,390
West Pharmaceutical Services, Inc.	7,372	2,443,154
Zimmer Biomet Holdings, Inc.	20,440	2,353,666
Zoetis, Inc.	45,731	7,754,148
		543,563,402
Industrials-8.81%
3M Co.	54,982	5,505,897
A.O. Smith Corp.	12,070	1,009,535
AECOM	13,534	1,182,060
Allegion PLC(c)	8,565	1,043,388
AMETEK, Inc.	22,910	3,885,078
Automatic Data Processing, Inc.	40,867	10,009,146
Axon Enterprise, Inc.(b)	7,066	1,990,280
Boeing Co. (The)(b)	57,768	10,260,174
Booz Allen Hamilton Holding Corp.	12,947	1,970,663
Broadridge Financial Solutions, Inc.	11,730	2,355,032
Builders FirstSource, Inc.(b)	12,107	1,946,685
C.H. Robinson Worldwide, Inc.	11,629	1,004,397
Carlisle Cos., Inc.	4,764	1,992,734
Carrier Global Corp.	80,490	5,086,163
Caterpillar, Inc.	49,770	16,848,140
Cintas Corp.	9,066	6,146,476
CNH Industrial N.V.	86,882	917,474
Copart, Inc.(b)	86,032	4,564,858
CSX Corp.	195,256	6,589,890
Cummins, Inc.	13,630	3,839,980
Dayforce, Inc.(b)(c)	14,574	720,830
Deere & Co.	26,420	9,901,159
Delta Air Lines, Inc.	16,198	826,422
Dover Corp.	13,692	2,516,863
Eaton Corp. PLC	39,854	13,265,404
EMCOR Group, Inc.	4,691	1,823,204
Emerson Electric Co.	56,800	6,370,688
Equifax, Inc.	12,381	2,864,840
Expeditors International of Washington, Inc.	14,455	1,747,610
Fastenal Co.	56,908	3,754,790
FedEx Corp.	23,319	5,922,093
Ferguson PLC	20,183	4,152,450
Fortive Corp.	35,037	2,608,154
Fortune Brands Innovations, Inc.(c)	12,517	876,941
GE Vernova, Inc.(b)	27,317	4,805,060
General Dynamics Corp.	23,210	6,957,662
General Electric Co.	108,960	17,993,654
Graco, Inc.(c)	16,824	1,358,538
HEICO Corp.(c)	4,383	972,018
HEICO Corp., Class A	7,395	1,299,006
Honeywell International, Inc.	64,999	13,142,148
Howmet Aerospace, Inc.	38,954	3,297,456
Hubbell, Inc.	5,318	2,068,117

See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Huntington Ingalls Industries, Inc.	3,961	$ 1,002,529
IDEX Corp.	7,545	1,574,189
Illinois Tool Works, Inc.	29,888	7,255,312
Ingersoll Rand, Inc.	40,284	3,748,426
J.B. Hunt Transport Services, Inc.	8,232	1,323,294
Jacobs Solutions, Inc.	12,559	1,749,971
Johnson Controls International PLC	67,792	4,874,923
Knight-Swift Transportation Holdings, Inc.	16,180	780,685
L3Harris Technologies, Inc.	18,890	4,247,039
Leidos Holdings, Inc.	12,900	1,896,945
Lennox International, Inc.(c)	3,185	1,600,781
Lockheed Martin Corp.	21,572	10,146,174
Masco Corp.	22,145	1,548,378
Nordson Corp.	5,373	1,261,151
Norfolk Southern Corp.	22,565	5,072,612
Northrop Grumman Corp.	14,026	6,322,500
Old Dominion Freight Line, Inc.	19,538	3,424,035
Otis Worldwide Corp.	40,662	4,033,670
Owens Corning	8,828	1,598,486
PACCAR, Inc.	52,091	5,599,782
Parker-Hannifin Corp.	12,756	6,780,069
Paychex, Inc.	32,278	3,878,524
Paycom Software, Inc.	5,370	780,368
Paylocity Holding Corp.(b)(c)	4,433	630,240
Pentair PLC	16,344	1,330,075
Quanta Services, Inc.	14,589	4,025,689
Republic Services, Inc.	21,966	4,067,884
Rockwell Automation, Inc.	11,421	2,941,250
Rollins, Inc.	28,726	1,312,491
RTX Corp.	132,518	14,286,766
Snap-on, Inc.	5,254	1,433,606
Southwest Airlines Co.	14,247	382,389
SS&C Technologies Holdings, Inc.	22,005	1,365,410
Stanley Black & Decker, Inc.	15,305	1,334,137
Textron, Inc.	19,497	1,708,132
Toro Co. (The)(c)	10,316	827,240
Trane Technologies PLC	22,631	7,410,747
TransDigm Group, Inc.	5,542	7,444,181
TransUnion	19,112	1,374,535
Uber Technologies, Inc.(b)	186,710	12,053,998
U-Haul Holding Co., Series N(c)	9,566	581,517
Union Pacific Corp.	60,807	14,157,086
United Parcel Service, Inc., Class B	72,540	10,077,982
United Rentals, Inc.	6,746	4,515,840
Veralto Corp.	24,571	2,422,209
Verisk Analytics, Inc.	14,227	3,596,301
Vertiv Holdings Co., Class A	36,095	3,539,837
W.W. Grainger, Inc.	4,411	4,064,560
Wabtec Corp.	17,843	3,019,571
Waste Connections, Inc.	25,669	4,217,930
Waste Management, Inc.	40,025	8,434,468
Watsco, Inc.(c)	3,334	1,583,317
Xylem, Inc.	23,998	3,384,198
		405,416,586
Information Technology-30.60%
Accenture PLC, Class A	62,662	17,688,856
Adobe, Inc.(b)	44,650	19,858,534
Advanced Micro Devices, Inc.(b)	161,071	26,882,750
Akamai Technologies, Inc.(b)	14,922	1,376,405
Amphenol Corp., Class A	59,955	7,936,243
Analog Devices, Inc.	49,436	11,592,248
ANSYS, Inc.(b)	8,824	2,801,179
	Shares	Value
Information Technology-(continued)
Apple, Inc.	1,462,054	$ 281,079,882
Applied Materials, Inc.	82,828	17,814,646
AppLovin Corp., Class A(b)(c)	17,866	1,455,722
Arista Networks, Inc.(b)	26,485	7,883,260
Aspen Technology, Inc.(b)(c)	2,842	598,667
Atlassian Corp., Class A(b)	15,684	2,460,192
Autodesk, Inc.(b)	21,304	4,294,886
Bentley Systems, Inc., Class B	15,808	794,194
Broadcom, Inc.	43,877	58,292,788
Cadence Design Systems, Inc.(b)	27,169	7,778,756
CDW Corp.	13,307	2,975,711
Cisco Systems, Inc.	403,559	18,765,494
Cloudflare, Inc., Class A(b)	29,508	1,997,397
Cognizant Technology Solutions Corp., Class A	49,898	3,300,753
Confluent, Inc., Class A(b)(c)	20,249	525,867
Corning, Inc.	80,237	2,989,631
CrowdStrike Holdings, Inc., Class A(b)	22,882	7,177,397
Datadog, Inc., Class A(b)	27,441	3,023,449
Dell Technologies, Inc., Class C	26,197	3,656,053
DocuSign, Inc.(b)	20,242	1,108,047
Dynatrace, Inc.(b)	27,269	1,247,011
Enphase Energy, Inc.(b)	13,622	1,742,254
Entegris, Inc.	14,964	1,890,701
EPAM Systems, Inc.(b)	5,729	1,019,361
F5, Inc.(b)	5,976	1,009,765
Fair Isaac Corp.(b)	2,477	3,195,157
First Solar, Inc.(b)	10,082	2,739,884
Fortinet, Inc.(b)	64,973	3,854,198
Gartner, Inc.(b)	7,771	3,261,256
Gen Digital, Inc.	57,490	1,427,477
GoDaddy, Inc., Class A(b)	13,312	1,858,755
Hewlett Packard Enterprise Co.	129,404	2,283,981
HP, Inc.	97,520	3,559,480
HubSpot, Inc.(b)(c)	4,777	2,918,986
Intel Corp.	424,258	13,088,359
International Business Machines Corp.	91,367	15,244,584
Intuit, Inc.	27,900	16,082,676
Jabil, Inc.	12,019	1,429,059
Juniper Networks, Inc.	32,329	1,153,175
Keysight Technologies, Inc.(b)	17,469	2,419,107
KLA Corp.	13,527	10,274,162
Lam Research Corp.	13,089	12,204,707
Lattice Semiconductor Corp.(b)(c)	13,685	1,015,974
Manhattan Associates, Inc.(b)	6,119	1,343,365
Marvell Technology, Inc.	86,061	5,921,857
Microchip Technology, Inc.	53,751	5,226,210
Micron Technology, Inc.	110,365	13,795,625
Microsoft Corp.	703,522	292,053,088
MicroStrategy, Inc., Class A(b)	1,570	2,393,449
MongoDB, Inc.(b)(c)	7,189	1,697,035
Monolithic Power Systems, Inc.	4,850	3,567,806
Motorola Solutions, Inc.	16,605	6,059,331
NetApp, Inc.	20,508	2,469,779
NVIDIA Corp.	249,161	273,162,679
NXP Semiconductors N.V. (China)	25,524	6,945,080
Okta, Inc.(b)	15,957	1,415,067
ON Semiconductor Corp.(b)	42,960	3,137,798
Oracle Corp.	164,352	19,260,411
Palantir Technologies, Inc., Class A(b)	189,492	4,108,187
Palo Alto Networks, Inc.(b)	32,202	9,496,692
PTC, Inc.(b)	11,910	2,099,018

See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
Pure Storage, Inc., Class A(b)	30,763	$ 1,854,701
Qorvo, Inc.(b)	9,666	951,038
QUALCOMM, Inc.	111,384	22,727,905
Roper Technologies, Inc.	10,638	5,667,501
Salesforce, Inc.	96,674	22,664,253
Samsara, Inc., Class A(b)(c)	20,193	685,149
Seagate Technology Holdings PLC	19,681	1,835,056
ServiceNow, Inc.(b)	20,400	13,401,372
Skyworks Solutions, Inc.	15,939	1,476,908
Snowflake, Inc., Class A(b)	29,977	4,082,268
Super Micro Computer, Inc.(b)(c)	5,252	4,120,247
Synopsys, Inc.(b)	15,169	8,506,775
TE Connectivity Ltd.	30,796	4,610,161
Teledyne Technologies, Inc.(b)	4,714	1,871,222
Teradyne, Inc.	15,238	2,147,644
Texas Instruments, Inc.	90,700	17,687,407
Trimble, Inc.(b)	24,774	1,379,416
Twilio, Inc., Class A(b)(c)	17,041	978,153
Tyler Technologies, Inc.(b)	4,203	2,018,953
UiPath, Inc., Class A(b)(c)	43,643	535,063
Unity Software, Inc.(b)(c)	26,925	491,920
VeriSign, Inc.(b)	9,118	1,589,450
Western Digital Corp.(b)	32,315	2,432,996
Workday, Inc., Class A(b)	21,029	4,446,582
Zebra Technologies Corp., Class A(b)	5,135	1,603,866
Zoom Video Communications, Inc., Class A(b)	24,406	1,497,064
Zscaler, Inc.(b)	8,961	1,523,012
		1,407,967,635
Materials-2.45%
Air Products and Chemicals, Inc.	22,142	5,905,271
Albemarle Corp.(c)	11,700	1,434,303
Amcor PLC	144,276	1,467,287
Avery Dennison Corp.	8,032	1,828,003
Ball Corp.	31,394	2,179,685
Celanese Corp.	11,119	1,690,533
CF Industries Holdings, Inc.	19,071	1,520,531
Cleveland-Cliffs, Inc.(b)(c)	50,191	867,300
Corteva, Inc.	69,879	3,909,031
CRH PLC	68,478	5,598,761
Crown Holdings, Inc.	12,059	1,015,247
Dow, Inc.	70,091	4,039,344
DuPont de Nemours, Inc.	41,667	3,423,361
Eastman Chemical Co.	11,822	1,197,923
Ecolab, Inc.	25,588	5,941,534
Freeport-McMoRan, Inc.	142,794	7,529,528
International Flavors & Fragrances, Inc.	25,450	2,447,781
International Paper Co.	32,509	1,465,831
Linde PLC	48,036	20,920,639
LyondellBasell Industries N.V., Class A	25,855	2,570,504
Martin Marietta Materials, Inc.	6,134	3,509,139
Mosaic Co. (The)	32,778	1,013,824
Newmont Corp.	114,766	4,813,286
Nucor Corp.	23,994	4,051,387
Packaging Corp. of America	8,904	1,633,795
PPG Industries, Inc.	23,418	3,077,359
Reliance, Inc.	5,706	1,716,251
RPM International, Inc.(c)	12,777	1,432,302
Sherwin-Williams Co. (The)	24,165	7,341,327
Steel Dynamics, Inc.	14,974	2,004,569
Vulcan Materials Co.	13,194	3,374,629
	Shares	Value
Materials-(continued)
Westlake Corp.	3,843	$ 617,032
WestRock Co.	25,297	1,356,931
		112,894,228
Real Estate-2.23%
Alexandria Real Estate Equities, Inc.	15,693	1,867,467
American Homes 4 Rent, Class A	32,454	1,169,642
American Tower Corp.	46,453	9,092,710
AvalonBay Communities, Inc.	14,142	2,724,881
Boston Properties, Inc.	14,856	901,314
Camden Property Trust	10,486	1,076,388
CBRE Group, Inc., Class A(b)	30,334	2,671,515
CoStar Group, Inc.(b)	40,584	3,172,451
Crown Castle, Inc.	43,198	4,427,795
Digital Realty Trust, Inc.	31,125	4,523,707
Equinix, Inc.	9,459	7,217,028
Equity LifeStyle Properties, Inc.(c)	17,414	1,093,077
Equity Residential	33,990	2,210,370
Essex Property Trust, Inc.	6,373	1,655,642
Extra Space Storage, Inc.	21,038	3,045,671
Gaming and Leisure Properties, Inc.	26,569	1,192,948
Healthpeak Properties, Inc.	70,500	1,402,950
Host Hotels & Resorts, Inc.	69,934	1,254,616
Invitation Homes, Inc.	60,473	2,103,856
Iron Mountain, Inc.	29,088	2,347,111
Kimco Realty Corp.	67,126	1,299,559
Mid-America Apartment Communities, Inc.	11,652	1,557,989
Prologis, Inc.	92,050	10,170,604
Public Storage	15,759	4,315,287
Realty Income Corp.	85,826	4,553,928
Regency Centers Corp.	17,459	1,071,983
SBA Communications Corp., Class A	10,707	2,105,853
Simon Property Group, Inc.	32,497	4,917,121
Sun Communities, Inc.(c)	12,351	1,457,294
UDR, Inc.	30,989	1,196,795
Ventas, Inc.	40,272	2,024,071
VICI Properties, Inc.	103,182	2,962,355
W.P. Carey, Inc.(c)	21,783	1,228,561
Welltower, Inc.	56,697	5,877,778
Weyerhaeuser Co.	72,397	2,174,082
Zillow Group, Inc., Class C(b)(c)	15,401	630,671
		102,695,070
Utilities-2.38%
AES Corp. (The)	70,842	1,529,479
Alliant Energy Corp.	25,482	1,312,068
Ameren Corp.	26,372	1,934,914
American Electric Power Co., Inc.	52,360	4,725,490
American Water Works Co., Inc.	19,366	2,532,492
Atmos Energy Corp.	15,032	1,742,509
CenterPoint Energy, Inc.	62,861	1,917,889
CMS Energy Corp.	29,762	1,872,923
Consolidated Edison, Inc.	34,312	3,244,200
Constellation Energy Corp.	31,406	6,822,954
Dominion Energy, Inc.	83,312	4,492,183
DTE Energy Co.	20,476	2,386,068
Duke Energy Corp.	76,750	7,948,998
Edison International	38,228	2,937,822
Entergy Corp.	21,252	2,390,637
Essential Utilities, Inc.	25,870	976,075
Evergy, Inc.	22,853	1,249,145
Eversource Energy	34,784	2,060,256
Exelon Corp.	99,166	3,723,683

See accompanying notes which are an integral part of this schedule.

Invesco MSCI USA ETF (PBUS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
FirstEnergy Corp.	54,242	$ 2,183,783
NextEra Energy, Inc.	204,562	16,369,051
NiSource, Inc.	44,527	1,293,955
NRG Energy, Inc.	21,401	1,733,481
PG&E Corp.	201,941	3,743,986
PPL Corp.	73,416	2,153,291
Public Service Enterprise Group, Inc.	49,646	3,761,181
Sempra	63,003	4,853,121
Southern Co. (The)	108,621	8,704,887
Vistra Corp.	34,672	3,435,302
WEC Energy Group, Inc.	31,437	2,547,340
Xcel Energy, Inc.	55,361	3,069,767
		109,648,930
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $3,974,898,989)		4,597,202,427
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.70%
Invesco Private Government Fund, 5.30%(d)(e)(f)	21,883,972	$ 21,883,972
Invesco Private Prime Fund, 5.48%(d)(e)(f)	56,250,845	56,267,720
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $78,152,601)		78,151,692
TOTAL INVESTMENTS IN SECURITIES-101.60% (Cost $4,053,051,590)		4,675,354,119
OTHER ASSETS LESS LIABILITIES-(1.60)%		(73,404,561)
NET ASSETS-100.00%		$4,601,949,558

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Invesco Ltd.	$413,411	$73,659	$(445,933)	$201,434	$(242,571)	$-	$5,830
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,972,697	55,472,129	(57,444,826)	-	-	-	42,895
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,463,283	237,044,374	(236,623,685)	-	-	21,883,972	1,181,815*
Invesco Private Prime Fund	55,553,547	523,612,297	(522,934,790)	(187)	36,853	56,267,720	3,182,136*
Total	$79,402,938	$816,202,459	$(817,449,234)	$201,247	$(205,718)	$78,151,692	$4,412,676

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Equal Weight ETF (EQAL)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-7.11%
Alphabet, Inc., Class A(b)	3,047	$ 525,607
AMC Entertainment Holdings, Inc.(b)	71,023	307,530
AT&T, Inc.	185,923	3,387,517
Cable One, Inc.(c)	7,164	2,764,659
Charter Communications, Inc., Class A(b)	11,222	3,222,061
Comcast Corp., Class A	75,972	3,041,159
Electronic Arts, Inc.	2,365	314,261
Fox Corp., Class A(c)	11,185	385,100
Frontier Communications Parent, Inc.(b)(c)	132,240	3,525,518
IAC, Inc.(b)(c)	7,876	392,146
Interpublic Group of Cos., Inc. (The)	9,849	308,963
Iridium Communications, Inc.	111,566	3,359,252
Liberty Broadband Corp.(b)(d)	22,093	0
Liberty Broadband Corp., Class C(b)	56,047	3,031,582
Liberty Media Corp.-Liberty Formula One(b)	4,512	334,520
Liberty Media Corp.-Liberty Live, Series C(b)	7,908	301,058
Liberty Media Corp.-Liberty SiriusXM, Series C(b)(c)	10,969	248,558
Live Nation Entertainment, Inc.(b)	3,189	298,937
Madison Square Garden Sports Corp., Class A(b)	1,729	319,260
Match Group, Inc.(b)	11,972	366,702
Meta Platforms, Inc., Class A	790	368,796
Netflix, Inc.(b)	527	338,134
New York Times Co. (The), Class A	7,397	378,726
News Corp., Class A	12,263	333,431
Nexstar Media Group, Inc., Class A	1,972	326,741
Omnicom Group, Inc.	3,454	321,084
Paramount Global, Class B	29,675	353,429
Pinterest, Inc., Class A(b)	11,501	477,176
Playtika Holding Corp.(c)	45,271	395,668
Roblox Corp., Class A(b)	7,990	268,624
Roku, Inc., Class A(b)	50,284	2,886,302
Sirius XM Holdings, Inc.(c)	77,726	219,187
Spotify Technology S.A. (Sweden)(b)	1,187	352,278
Take-Two Interactive Software, Inc.(b)(c)	2,211	354,556
TKO Group Holdings, Inc.(c)	4,009	437,262
T-Mobile US, Inc.	19,282	3,373,579
Trade Desk, Inc. (The), Class A(b)	3,919	363,605
TripAdvisor, Inc.(b)(c)	12,178	223,466
Verizon Communications, Inc.	80,275	3,303,316
Walt Disney Co. (The)	2,907	302,066
Warner Bros. Discovery, Inc.(b)	36,672	302,177
ZoomInfo Technologies, Inc., Class A(b)	24,470	300,492
		42,414,485
Consumer Discretionary-6.85%
ADT, Inc.	43,591	309,932
Advance Auto Parts, Inc.(c)	4,351	307,355
Airbnb, Inc., Class A(b)	1,959	283,918
Amazon.com, Inc.(b)	1,814	320,062
Aptiv PLC(b)	4,068	338,702
Aramark	10,134	325,808
AutoNation, Inc.(b)	2,178	370,804
AutoZone, Inc.(b)	105	290,844
Bath & Body Works, Inc.	7,319	380,149
Best Buy Co., Inc.	4,060	344,369
Birkenstock Holding PLC (Luxembourg)(b)(c)	6,621	377,397
Booking Holdings, Inc.	93	351,200
BorgWarner, Inc.	9,929	354,068
Boyd Gaming Corp.	5,013	267,293
Bright Horizons Family Solutions, Inc.(b)(c)	2,751	289,185
	Shares	Value
Consumer Discretionary-(continued)
Brunswick Corp.(c)	3,267	$ 269,625
Burlington Stores, Inc.(b)	1,448	347,592
Caesars Entertainment, Inc.(b)	7,687	273,350
Capri Holdings Ltd.(b)	6,896	238,257
CarMax, Inc.(b)(c)	3,972	279,073
Carnival Corp.(b)	20,467	308,642
Carter’s, Inc.(c)	3,859	263,956
CAVA Group, Inc.(b)(c)	5,193	480,612
Chipotle Mexican Grill, Inc.(b)	120	375,542
Choice Hotels International, Inc.(c)	2,670	302,217
Churchill Downs, Inc.	2,834	367,003
Columbia Sportswear Co.	3,971	339,997
Coupang, Inc. (South Korea)(b)	17,449	396,790
Crocs, Inc.(b)(c)	2,584	402,174
D.R. Horton, Inc.	2,064	305,059
Darden Restaurants, Inc.	1,864	280,327
Deckers Outdoor Corp.(b)	359	392,717
Dick’s Sporting Goods, Inc.	1,761	400,874
Domino’s Pizza, Inc.	718	365,160
DoorDash, Inc., Class A(b)	3,043	335,065
DraftKings, Inc., Class A(b)	7,529	264,494
eBay, Inc.	6,312	342,237
Etsy, Inc.(b)	4,686	297,420
Expedia Group, Inc.(b)	2,400	270,864
Five Below, Inc.(b)(c)	1,562	215,759
Floor & Decor Holdings, Inc., Class A(b)(c)	2,530	295,656
Ford Motor Co.	25,828	313,294
GameStop Corp., Class A(b)	21,334	493,669
Gap, Inc. (The)	16,580	480,157
Garmin Ltd.	2,268	371,612
General Motors Co.	8,143	366,354
Gentex Corp.	8,641	302,435
Genuine Parts Co.	2,125	306,297
Grand Canyon Education, Inc.(b)	2,387	340,052
H&R Block, Inc.	6,628	329,014
Harley-Davidson, Inc.	8,200	294,216
Hasbro, Inc.(c)	6,240	373,027
Hilton Worldwide Holdings, Inc.	1,564	313,738
Home Depot, Inc. (The)	850	284,639
Hyatt Hotels Corp., Class A	2,046	301,724
Kohl’s Corp.	11,945	267,449
Las Vegas Sands Corp.	6,224	280,267
Lear Corp.	2,255	282,664
Leggett & Platt, Inc.	15,596	180,914
Lennar Corp., Class A	1,948	312,362
Lithia Motors, Inc., Class A(c)	1,099	278,201
LKQ Corp.	6,226	267,905
Lowe’s Cos., Inc.	1,324	292,988
Lucid Group, Inc.(b)(c)	104,097	295,635
lululemon athletica, inc.(b)	712	222,137
Macy’s, Inc.	15,758	306,966
Marriott International, Inc., Class A	1,300	300,521
Marriott Vacations Worldwide Corp.	3,422	308,904
Mattel, Inc.(b)(c)	16,396	291,685
McDonald’s Corp.	1,101	285,038
MGM Resorts International(b)	7,594	305,051
Mister Car Wash, Inc.(b)(c)	41,518	291,871
Mohawk Industries, Inc.(b)	2,404	293,120
Murphy USA, Inc.	768	336,960
Newell Brands, Inc.	41,464	320,102
NIKE, Inc., Class B	3,265	310,338
Nordstrom, Inc.	19,147	423,149
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Norwegian Cruise Line Holdings Ltd.(b)	16,328	$ 271,045
NVR, Inc.(b)	42	322,591
Ollie’s Bargain Outlet Holdings, Inc.(b)	4,258	350,987
O’Reilly Automotive, Inc.(b)	297	286,088
Peloton Interactive, Inc., Class A(b)(c)	71,923	261,800
PENN Entertainment, Inc.(b)(c)	17,325	303,187
Penske Automotive Group, Inc.	2,098	319,106
Petco Health & Wellness Co., Inc.(b)(c)	125,767	485,461
Phinia, Inc.(c)	9,377	419,714
Planet Fitness, Inc., Class A(b)	4,790	304,836
Polaris, Inc.	3,452	288,587
Pool Corp.	776	282,115
PulteGroup, Inc.	2,818	330,608
PVH Corp.	2,394	287,304
QuantumScape Corp.(b)(c)	53,154	314,140
Ralph Lauren Corp.	1,785	333,581
RH(b)	1,169	317,886
Rivian Automotive, Inc., Class A(b)(c)	26,016	284,095
Ross Stores, Inc.	2,196	306,913
Royal Caribbean Cruises Ltd.(b)	2,577	380,571
Service Corp. International	4,281	306,776
Skechers U.S.A., Inc., Class A(b)	5,242	374,384
Starbucks Corp.	3,523	282,615
Tapestry, Inc.	6,830	297,037
Tempur Sealy International, Inc.	5,792	297,477
Tesla, Inc.(b)	1,796	319,832
Texas Roadhouse, Inc.	2,133	368,305
Thor Industries, Inc.	3,009	298,613
TJX Cos., Inc. (The)	3,348	345,179
Toll Brothers, Inc.	2,668	324,535
TopBuild Corp.(b)	701	292,983
Tractor Supply Co.	1,289	367,739
Travel + Leisure Co.	7,143	313,863
Ulta Beauty, Inc.(b)	593	234,288
Under Armour, Inc., Class A(b)(c)	38,080	273,795
V.F. Corp.	20,193	268,163
Vail Resorts, Inc.(c)	1,416	267,227
Valvoline, Inc.(b)	31,591	1,282,595
Victoria’s Secret & Co.(b)(c)	17,796	405,571
Wayfair, Inc., Class A(b)(c)	5,355	318,569
Wendy’s Co. (The)	17,458	304,642
Whirlpool Corp.(c)	2,962	275,555
Williams-Sonoma, Inc.(c)	1,297	380,306
Wingstop, Inc.	863	318,145
Wyndham Hotels & Resorts, Inc.	4,199	297,121
Wynn Resorts Ltd.	3,170	300,770
YETI Holdings, Inc.(b)(c)	8,236	335,535
Yum! Brands, Inc.(c)	2,285	314,028
		40,862,266
Consumer Staples-8.94%
Albertson’s Cos., Inc., Class A	48,074	992,247
Altria Group, Inc.	23,945	1,107,456
Archer-Daniels-Midland Co.	18,338	1,145,025
BJ’s Wholesale Club Holdings, Inc.(b)	4,062	357,740
Boston Beer Co., Inc. (The), Class A(b)	3,347	1,049,853
Brown-Forman Corp., Class B(c)	18,251	836,991
Bunge Global S.A.	10,793	1,161,219
Campbell Soup Co.(c)	23,740	1,053,581
Casey’s General Stores, Inc.	3,244	1,076,294
Celsius Holdings, Inc.(b)(c)	11,147	891,537
Church & Dwight Co., Inc.	9,569	1,023,979
Clorox Co. (The)(c)	6,477	852,114
	Shares	Value
Consumer Staples-(continued)
Coca-Cola Co. (The)	16,807	$ 1,057,665
Colgate-Palmolive Co.	11,278	1,048,403
Conagra Brands, Inc.	35,920	1,073,290
Constellation Brands, Inc., Class A	3,899	975,647
Costco Wholesale Corp.	407	329,625
Coty, Inc., Class A(b)	25,412	263,268
Darling Ingredients, Inc.(b)	22,900	925,160
Dollar General Corp.	2,016	276,011
Dollar Tree, Inc.(b)	2,137	252,059
Estee Lauder Cos., Inc. (The), Class A	2,164	266,951
Flowers Foods, Inc.	44,507	1,033,453
Freshpet, Inc.(b)(c)	9,200	1,206,764
General Mills, Inc.	15,478	1,064,113
Grocery Outlet Holding Corp.(b)	37,870	832,761
Hershey Co. (The)	5,188	1,026,342
Hormel Foods Corp.	29,404	910,936
Ingredion, Inc.	8,568	1,007,425
J.M. Smucker Co. (The)	8,466	945,144
Kellanova	18,629	1,124,074
Kenvue, Inc.	50,438	973,453
Keurig Dr Pepper, Inc.	34,481	1,180,974
Kimberly-Clark Corp.	7,935	1,057,736
Kraft Heinz Co. (The)	28,943	1,023,714
Kroger Co. (The)	18,005	942,922
Lamb Weston Holdings, Inc.(c)	10,017	884,401
Maplebear, Inc.(b)(c)	11,789	359,329
McCormick & Co., Inc.	14,595	1,054,051
Molson Coors Beverage Co., Class B	15,541	851,802
Mondelez International, Inc., Class A	14,031	961,544
Monster Beverage Corp.(b)	16,779	871,166
Olaplex Holdings, Inc.(b)(c)	539,807	960,856
PepsiCo, Inc.	6,099	1,054,517
Performance Food Group Co.(b)	12,869	895,682
Philip Morris International, Inc.	10,872	1,102,203
Pilgrim’s Pride Corp.(b)	30,829	1,107,686
Post Holdings, Inc.(b)	9,705	1,034,262
Procter & Gamble Co. (The)	6,220	1,023,439
Reynolds Consumer Products, Inc.(c)	34,662	985,787
Seaboard Corp.	313	1,045,774
Spectrum Brands Holdings, Inc.	12,027	1,079,303
Sysco Corp.	12,508	910,833
Target Corp.	1,867	291,551
Tyson Foods, Inc., Class A	18,604	1,065,079
US Foods Holding Corp.(b)	18,367	970,329
Walgreens Boots Alliance, Inc.(c)	47,588	771,877
Walmart, Inc.	5,310	349,186
WK Kellogg Co.	68,453	1,299,922
		53,276,505
Energy-8.73%
Antero Midstream Corp.	99,934	1,464,033
Antero Resources Corp.(b)	51,015	1,817,664
APA Corp.	43,955	1,341,946
Baker Hughes Co., Class A	43,868	1,468,701
Cheniere Energy, Inc.	8,772	1,384,134
Chesapeake Energy Corp.(c)	16,585	1,508,074
Chevron Corp.	9,054	1,469,464
ConocoPhillips	11,997	1,397,411
Coterra Energy, Inc.	51,700	1,474,484
Devon Energy Corp.	29,475	1,446,633
Diamondback Energy, Inc.	7,397	1,473,926
DT Midstream, Inc.(c)	23,195	1,555,921
EOG Resources, Inc.	11,476	1,429,336

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Energy-(continued)
EQT Corp.	36,276	$ 1,490,581
Exxon Mobil Corp.	25,550	2,995,993
Halliburton Co.	37,106	1,361,790
Hess Corp.	9,370	1,443,917
HF Sinclair Corp.	23,478	1,296,690
Kinder Morgan, Inc.	75,165	1,464,966
Marathon Oil Corp.	54,800	1,587,008
Marathon Petroleum Corp.	7,504	1,325,281
New Fortress Energy, Inc.(c)	39,936	1,012,378
NOV, Inc.	76,546	1,440,596
Occidental Petroleum Corp.	21,997	1,374,813
ONEOK, Inc.	17,344	1,404,864
Ovintiv, Inc.	27,296	1,410,384
Phillips 66	9,001	1,279,132
Range Resources Corp.	40,877	1,508,770
Schlumberger N.V.	26,447	1,213,653
Southwestern Energy Co.(b)	194,872	1,467,386
Targa Resources Corp.	12,826	1,516,418
TechnipFMC PLC (United Kingdom)	60,755	1,591,173
Texas Pacific Land Corp.	2,699	1,658,023
Valero Energy Corp.	9,075	1,426,045
Williams Cos., Inc. (The)	37,638	1,562,353
		52,063,941
Financials-10.02%
Affiliated Managers Group, Inc.	2,403	390,728
Affirm Holdings, Inc.(b)(c)	8,103	237,175
Aflac, Inc.	4,679	420,502
AGNC Investment Corp.(c)	40,239	385,892
Allstate Corp. (The)	2,478	415,115
Ally Financial, Inc.	10,626	414,095
American Express Co.	1,309	314,160
American Financial Group, Inc.	2,996	389,210
American International Group, Inc.	5,153	406,159
Ameriprise Financial, Inc.	940	410,413
Annaly Capital Management, Inc.(c)	19,628	386,672
Aon PLC, Class A(c)	1,217	342,756
Apollo Global Management, Inc.	3,470	403,075
Arch Capital Group Ltd.(b)	4,393	450,854
Ares Management Corp., Class A	2,843	398,503
Arthur J. Gallagher & Co.	1,541	390,381
Assurant, Inc.	2,152	373,307
Assured Guaranty Ltd.	4,218	327,823
AXIS Capital Holdings Ltd.	6,370	470,616
Bank of America Corp.	10,898	435,811
Bank of New York Mellon Corp. (The)	6,910	411,905
Bank OZK(c)	8,835	370,010
Berkshire Hathaway, Inc., Class B(b)	965	399,896
BlackRock, Inc.	463	357,450
Blackstone, Inc., Class A	3,085	371,742
Block, Inc., Class A(b)	3,789	242,799
Blue Owl Capital, Inc.(c)	21,891	393,819
BOK Financial Corp.(c)	4,389	397,731
Brighthouse Financial, Inc.(b)	8,397	373,750
Brown & Brown, Inc.(c)	4,484	401,363
Capital One Financial Corp.	2,125	292,464
Carlyle Group, Inc. (The)(c)	8,088	347,460
Cboe Global Markets, Inc.	2,095	362,414
Charles Schwab Corp. (The)	5,692	417,110
Chubb Ltd.	1,547	418,959
Cincinnati Financial Corp.	3,286	386,368
Citigroup, Inc.	6,726	419,097
Citizens Financial Group, Inc.	11,458	404,353
	Shares	Value
Financials-(continued)
CME Group, Inc., Class A	1,805	$ 366,379
CNA Financial Corp.(c)	8,823	405,329
Coinbase Global, Inc., Class A(b)	1,587	358,535
Columbia Banking System, Inc.	19,685	379,527
Comerica, Inc.	7,457	382,097
Commerce Bancshares, Inc.	7,326	407,619
Corebridge Financial, Inc.	15,967	465,757
Corpay, Inc.(b)	998	267,135
Credit Acceptance Corp.(b)(c)	687	337,200
Cullen/Frost Bankers, Inc.	3,512	356,749
Discover Financial Services	3,169	388,710
East West Bancorp, Inc.	5,008	371,543
Equitable Holdings, Inc.	11,559	479,583
Euronet Worldwide, Inc.(b)	2,607	303,924
Evercore, Inc., Class A	1,982	402,227
Everest Group Ltd.	1,048	409,695
F.N.B. Corp.	28,148	387,598
FactSet Research Systems, Inc.	830	335,536
Fidelity National Financial, Inc.(c)	7,489	377,146
Fidelity National Information Services, Inc.	4,230	320,972
Fifth Third Bancorp	10,586	396,128
First American Financial Corp.	6,848	380,612
First Citizens BancShares, Inc., Class A	248	421,211
First Hawaiian, Inc.	18,107	368,115
First Horizon Corp.	25,689	406,914
Fiserv, Inc.(b)	1,945	291,283
Franklin Resources, Inc.(c)	13,876	327,474
Global Payments, Inc.	2,268	230,996
Globe Life, Inc.	3,087	255,480
Goldman Sachs Group, Inc. (The)	999	456,063
Hanover Insurance Group, Inc. (The)	2,935	387,215
Hartford Financial Services Group, Inc. (The)	3,966	410,283
Houlihan Lokey, Inc.	3,129	423,510
Huntington Bancshares, Inc.	28,462	396,191
Interactive Brokers Group, Inc., Class A	3,555	446,935
Intercontinental Exchange, Inc.	2,774	371,439
Invesco Ltd.(e)	24,589	386,293
Jack Henry & Associates, Inc.	1,684	277,321
Janus Henderson Group PLC	11,984	401,464
Jefferies Financial Group, Inc.	8,964	417,005
JPMorgan Chase & Co.	2,067	418,836
Kemper Corp.	6,610	395,542
KeyCorp	25,723	369,639
Kinsale Capital Group, Inc.	724	277,741
KKR & Co., Inc., Class A	3,962	407,452
Lazard, Inc.(c)	9,886	397,714
Lincoln National Corp.	14,311	472,120
Loews Corp.	5,127	393,754
LPL Financial Holdings, Inc.	1,432	409,853
M&T Bank Corp.	2,708	410,533
Markel Group, Inc.(b)	259	425,172
MarketAxess Holdings, Inc.	1,840	366,031
Marsh & McLennan Cos., Inc.	1,883	390,873
Mastercard, Inc., Class A	626	279,866
MetLife, Inc.	5,397	390,581
MGIC Investment Corp.	19,508	409,668
Moody’s Corp.	983	390,241
Morgan Stanley	4,502	440,476
Morningstar, Inc.	1,241	357,718
MSCI, Inc.	701	347,121
Nasdaq, Inc.	6,514	384,521
NCR Atleos Corp.(b)	14,975	416,754

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
New York Community Bancorp, Inc.	105,211	$ 346,144
Northern Trust Corp.	4,741	399,382
NU Holdings Ltd., Class A (Brazil)(b)	33,455	397,445
Old Republic International Corp.	13,116	416,826
OneMain Holdings, Inc.(c)	7,932	389,620
PayPal Holdings, Inc.(b)	4,998	314,824
Pinnacle Financial Partners, Inc.	4,542	361,134
PNC Financial Services Group, Inc. (The)	2,581	406,224
Popular, Inc.	4,599	409,357
Primerica, Inc.	1,549	349,904
Principal Financial Group, Inc.	4,834	396,581
Progressive Corp. (The)	1,979	417,925
Prosperity Bancshares, Inc.	6,031	375,731
Prudential Financial, Inc.	3,506	421,947
Raymond James Financial, Inc.	3,185	390,959
Regions Financial Corp.	19,695	381,098
Reinsurance Group of America, Inc.	2,098	440,160
RenaissanceRe Holdings Ltd. (Bermuda)	1,688	384,628
Rithm Capital Corp.(c)	35,070	393,135
RLI Corp.	2,631	384,073
Robinhood Markets, Inc., Class A(b)	23,537	491,923
Rocket Cos., Inc., Class A(b)(c)	30,708	426,841
Ryan Specialty Holdings, Inc., Class A(c)	7,124	395,596
S&P Global, Inc.	909	388,607
SEI Investments Co.	5,591	378,567
Shift4 Payments, Inc., Class A(b)(c)	3,656	245,976
SLM Corp.	18,302	392,761
SoFi Technologies, Inc.(b)(c)	51,551	355,702
Starwood Property Trust, Inc.(c)	18,932	368,038
State Street Corp.	5,330	402,895
Stifel Financial Corp.	5,148	416,731
Synchrony Financial	7,038	308,264
Synovus Financial Corp.(c)	9,693	384,715
T. Rowe Price Group, Inc.	3,295	388,250
TFS Financial Corp.(c)	30,038	395,901
Toast, Inc., Class A(b)(c)	16,468	399,020
TPG, Inc.	8,453	354,350
Tradeweb Markets, Inc., Class A	3,717	405,190
Travelers Cos., Inc. (The)	1,757	378,985
Truist Financial Corp.	10,430	393,732
U.S. Bancorp	8,885	360,287
Unum Group	7,494	403,627
UWM Holdings Corp.(c)	58,996	434,800
Virtu Financial, Inc., Class A	20,405	448,910
Visa, Inc., Class A(c)	1,057	287,990
Voya Financial, Inc.	5,709	432,856
W.R. Berkley Corp.	4,573	370,550
Webster Financial Corp.	7,888	348,807
Wells Fargo & Co.	6,812	408,175
Western Alliance Bancorporation	6,419	404,590
Western Union Co. (The)	20,757	265,690
WEX, Inc.(b)	1,278	239,395
White Mountains Insurance Group Ltd.(c)	221	399,347
Willis Towers Watson PLC	1,402	357,917
Wintrust Financial Corp.	3,945	389,016
XP, Inc., Class A (Brazil)	15,488	294,117
Zions Bancorporation N.A.	9,273	400,501
		59,735,052
Health Care-8.93%
10X Genomics, Inc., Class A(b)(c)	11,562	259,220
Abbott Laboratories	3,919	400,483
AbbVie, Inc.	2,645	426,480
	Shares	Value
Health Care-(continued)
Acadia Healthcare Co., Inc.(b)(c)	5,661	$ 389,986
Agilent Technologies, Inc.	3,196	416,790
agilon health, inc.(b)(c)	80,539	507,396
Align Technology, Inc.(b)	1,524	391,988
Alnylam Pharmaceuticals, Inc.(b)	3,185	472,750
Amedisys, Inc.(b)	5,124	467,053
Amgen, Inc.	1,756	537,073
Apellis Pharmaceuticals, Inc.(b)(c)	7,588	297,829
Avantor, Inc.(b)	18,639	448,827
Azenta, Inc.(b)(c)	7,057	356,449
Baxter International, Inc.	10,891	371,274
Becton, Dickinson and Co.	2,008	465,796
Biogen, Inc.(b)	2,175	489,244
BioMarin Pharmaceutical, Inc.(b)	5,558	417,239
Bio-Rad Laboratories, Inc., Class A(b)	1,401	401,891
Bio-Techne Corp.	6,216	479,813
Boston Scientific Corp.(b)	7,041	532,088
Bristol-Myers Squibb Co.	8,890	365,290
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)(d)	7,730	5,411
Bruker Corp.	5,137	336,525
Cardinal Health, Inc.	4,167	413,658
Catalent, Inc.(b)	8,469	455,548
Cencora, Inc.	4,204	952,500
Centene Corp.(b)	5,994	429,110
Certara, Inc.(b)(c)	24,355	412,817
Charles River Laboratories International, Inc.(b)	1,754	365,604
Chemed Corp.	730	404,690
Cigna Group (The)	1,391	479,366
Cooper Cos., Inc. (The)	4,677	441,088
CVS Health Corp.	13,407	799,057
Danaher Corp.	1,882	483,298
DaVita, Inc.(b)	3,558	523,453
DENTSPLY SIRONA, Inc.	14,174	397,014
DexCom, Inc.(b)	3,582	425,434
Doximity, Inc., Class A(b)(c)	16,508	457,767
Edwards Lifesciences Corp.(b)	5,088	442,096
Elanco Animal Health, Inc.(b)	29,373	519,315
Elevance Health, Inc.	951	512,094
Eli Lilly and Co.	608	498,767
Encompass Health Corp.	6,168	532,854
Enovis Corp.(b)	7,584	381,248
Envista Holdings Corp.(b)	22,606	437,652
Exact Sciences Corp.(b)(c)	7,706	350,238
Exelixis, Inc.(b)	21,612	468,764
Fortrea Holdings, Inc.(b)(c)	12,912	327,836
GE HealthCare Technologies, Inc.	5,155	402,090
Gilead Sciences, Inc.	6,485	416,791
Globus Medical, Inc., Class A(b)(c)	8,789	589,830
HCA Healthcare, Inc.	1,469	499,093
Henry Schein, Inc.(b)	6,346	440,032
Hologic, Inc.(b)	6,253	461,346
Humana, Inc.	1,399	501,010
ICON PLC(b)(c)	1,403	455,722
ICU Medical, Inc.(b)(c)	4,527	481,401
IDEXX Laboratories, Inc.(b)	848	421,414
Illumina, Inc.(b)	3,512	366,231
Incyte Corp.(b)	8,089	467,463
Inspire Medical Systems, Inc.(b)(c)	2,327	369,504
Insulet Corp.(b)	2,720	481,957
Integra LifeSciences Holdings Corp.(b)	13,121	405,439

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Intuitive Surgical, Inc.(b)	1,217	$ 489,380
Ionis Pharmaceuticals, Inc.(b)(c)	10,605	398,430
IQVIA Holdings, Inc.(b)	1,834	401,811
Jazz Pharmaceuticals PLC(b)(c)	4,103	431,841
Johnson & Johnson	3,004	440,597
Labcorp Holdings, Inc.	2,187	426,268
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	66,544	576,936
Masimo Corp.(b)(c)	3,558	442,971
McKesson Corp.	1,883	1,072,538
Medpace Holdings, Inc.(b)	1,166	450,472
Medtronic PLC	5,604	455,997
Merck & Co., Inc.	3,852	483,580
Mettler-Toledo International, Inc.(b)	218	306,092
Moderna, Inc.(b)	4,810	685,665
Molina Healthcare, Inc.(b)	1,210	380,642
Natera, Inc.(b)(c)	5,208	554,808
Neurocrine Biosciences, Inc.(b)	3,527	477,591
Novocure Ltd.(b)(c)	27,641	608,378
Organon & Co.(c)	26,183	558,483
Penumbra, Inc.(b)(c)	1,871	354,498
Perrigo Co. PLC	16,104	443,343
Pfizer, Inc.	17,823	510,807
Premier, Inc., Class A	22,640	428,349
Qiagen N.V.(b)	10,716	463,574
Quest Diagnostics, Inc.	3,748	532,104
QuidelOrtho Corp.(b)(c)	10,668	471,419
R1 RCM, Inc.(b)	33,380	429,267
Regeneron Pharmaceuticals, Inc.(b)	492	482,239
Repligen Corp.(b)	2,406	358,711
ResMed, Inc.(c)	2,481	511,905
Revvity, Inc.	4,400	480,744
Roivant Sciences Ltd.(b)(c)	42,919	444,641
Royalty Pharma PLC, Class A	15,896	435,709
Sarepta Therapeutics, Inc.(b)	3,949	512,817
Solventum Corp.(b)	787	46,701
Sotera Health Co.(b)(c)	33,881	378,790
STERIS PLC	2,053	457,573
Stryker Corp.	1,334	455,014
Tandem Diabetes Care, Inc.(b)(c)	16,097	824,649
Teladoc Health, Inc.(b)(c)	30,858	346,844
Teleflex, Inc.	2,086	436,120
Tenet Healthcare Corp.(b)	4,876	659,333
Thermo Fisher Scientific, Inc.	797	452,680
Ultragenyx Pharmaceutical, Inc.(b)(c)	9,314	373,864
United Therapeutics Corp.(b)	1,988	546,958
UnitedHealth Group, Inc.	999	494,875
Universal Health Services, Inc., Class B	2,694	511,321
Veeva Systems, Inc., Class A(b)	2,058	358,607
Vertex Pharmaceuticals, Inc.(b)	1,163	529,560
Viatris, Inc.	38,418	407,231
Waters Corp.(b)	818	252,680
West Pharmaceutical Services, Inc.	1,310	434,147
Zimmer Biomet Holdings, Inc.	3,750	431,812
Zoetis, Inc.	2,631	446,112
		53,254,964
Industrials-10.15%
3M Co.	3,158	316,242
A.O. Smith Corp.	3,377	282,452
Acuity Brands, Inc.	1,139	295,696
Advanced Drainage Systems, Inc.	1,766	306,383
AECOM	3,229	282,021
	Shares	Value
Industrials-(continued)
AGCO Corp.	2,588	$ 277,770
Air Lease Corp., Class A	6,668	317,664
Alaska Air Group, Inc.(b)(c)	8,599	361,330
Allegion PLC	2,218	270,197
Allison Transmission Holdings, Inc.	3,881	294,219
American Airlines Group, Inc.(b)	21,511	247,377
AMETEK, Inc.	1,611	273,193
Armstrong World Industries, Inc.(c)	2,388	276,530
Automatic Data Processing, Inc.	1,199	293,659
Avis Budget Group, Inc.(c)	2,877	327,201
Axon Enterprise, Inc.(b)	927	261,108
AZEK Co., Inc. (The)(b)(c)	5,928	284,307
Boeing Co. (The)(b)	1,460	259,311
Booz Allen Hamilton Holding Corp.	1,970	299,854
Broadridge Financial Solutions, Inc.	1,902	381,865
Builders FirstSource, Inc.(b)	1,432	230,251
BWX Technologies, Inc.	2,808	258,701
C.H. Robinson Worldwide, Inc.	4,027	347,812
CACI International, Inc., Class A(b)	1,069	453,769
Carlisle Cos., Inc.	799	334,214
Carrier Global Corp.	4,913	310,452
Caterpillar, Inc.	858	290,450
ChargePoint Holdings, Inc.(b)(c)	688,551	1,156,766
Cintas Corp.	465	315,256
Clarivate PLC(b)(c)	56,634	322,814
Clean Harbors, Inc.(b)	6,303	1,365,167
CNH Industrial N.V.	24,761	261,476
Concentrix Corp.(c)	6,118	375,217
Copart, Inc.(b)	5,806	308,066
Core & Main, Inc., Class A(b)	5,836	335,920
Crane Co.	2,184	325,591
CSX Corp.	7,712	260,280
Cummins, Inc.(c)	1,099	309,621
Curtiss-Wright Corp.	1,206	341,081
Dayforce, Inc.(b)(c)	6,110	302,201
Deere & Co.	781	292,688
Delta Air Lines, Inc.(c)	7,493	382,293
Donaldson Co., Inc.	3,970	292,510
Dover Corp.	1,702	312,862
Driven Brands Holdings, Inc.(b)(c)	21,757	249,988
Dun & Bradstreet Holdings, Inc.	38,954	373,569
Eaton Corp. PLC	971	323,197
EMCOR Group, Inc.	897	348,628
Emerson Electric Co.	2,652	297,448
Equifax, Inc.	1,080	249,901
ESAB Corp.	2,923	300,543
Expeditors International of Washington, Inc.	2,395	289,556
Fastenal Co.	18,137	1,196,679
FedEx Corp.	1,170	297,133
Ferguson PLC	1,444	297,089
Flowserve Corp.	6,709	333,437
Fortive Corp.	3,439	255,999
Fortune Brands Innovations, Inc.	3,582	250,955
FTI Consulting, Inc.(b)	1,419	304,801
Gates Industrial Corp. PLC(b)	18,919	329,569
GE Vernova, Inc.(b)	438	77,044
Generac Holdings, Inc.(b)	2,572	378,624
General Dynamics Corp.	1,077	322,852
General Electric Co.	1,758	290,316
Genpact Ltd.	8,585	283,820
Graco, Inc.	3,128	252,586
GXO Logistics, Inc.(b)	5,869	294,800

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Hayward Holdings, Inc.(b)(c)	20,512	$ 297,219
HEICO Corp.(c)	1,570	348,179
Hertz Global Holdings, Inc.(b)(c)	42,733	186,316
Hexcel Corp.	17,882	1,231,533
Honeywell International, Inc.	1,443	291,760
Howmet Aerospace, Inc.	4,216	356,884
Hubbell, Inc.	746	290,112
Huntington Ingalls Industries, Inc.	1,002	253,606
IDEX Corp.	1,226	255,793
Illinois Tool Works, Inc.	1,119	271,637
Ingersoll Rand, Inc.(c)	3,209	298,597
ITT, Inc.	2,288	304,029
J.B. Hunt Transport Services, Inc.	1,444	232,123
Jacobs Solutions, Inc.	1,966	273,942
Johnson Controls International PLC	4,770	343,011
KBR, Inc.	6,579	431,977
Kirby Corp.(b)	3,281	407,402
Knight-Swift Transportation Holdings, Inc.	5,187	250,273
L3Harris Technologies, Inc.	1,372	308,467
Landstar System, Inc.	1,557	283,421
Leidos Holdings, Inc.	3,148	462,913
Lennox International, Inc.	608	305,581
Lincoln Electric Holdings, Inc.	1,147	225,225
Lockheed Martin Corp.	681	320,302
Lyft, Inc., Class A(b)	17,756	277,171
ManpowerGroup, Inc.	3,899	290,943
Masco Corp.	3,793	265,207
MasTec, Inc.(b)	3,198	358,975
MDU Resources Group, Inc.	13,206	333,319
Mercury Systems, Inc.(b)(c)	9,522	294,706
Middleby Corp. (The)(b)	1,890	243,640
MSA Safety, Inc.	1,578	284,040
MSC Industrial Direct Co., Inc., Class A	2,918	250,656
Nordson Corp.	1,094	256,784
Norfolk Southern Corp.	1,146	257,621
Northrop Grumman Corp.	642	289,394
nVent Electric PLC	4,190	340,982
Old Dominion Freight Line, Inc.	1,318	230,980
Oshkosh Corp.	2,565	291,717
Otis Worldwide Corp.	3,016	299,187
Owens Corning	1,879	340,231
PACCAR, Inc.	2,558	274,985
Parker-Hannifin Corp.	542	288,084
Paychex, Inc.(c)	2,413	289,946
Paycom Software, Inc.	2,233	324,500
Paycor HCM, Inc.(b)(c)	19,985	247,214
Paylocity Holding Corp.(b)(c)	1,777	252,636
Pentair PLC	3,586	291,829
Plug Power, Inc.(b)(c)	344,344	1,146,666
Quanta Services, Inc.	1,198	330,576
RB Global, Inc. (Canada)(c)	4,229	307,364
RBC Bearings, Inc.(b)(c)	5,129	1,514,491
Regal Rexnord Corp.	1,730	258,704
Republic Services, Inc.	6,488	1,201,513
Robert Half, Inc.	3,691	237,073
Rockwell Automation, Inc.	1,005	258,818
Rollins, Inc.	7,083	323,622
RTX Corp.(c)	3,231	348,334
Ryder System, Inc.	2,520	306,104
Saia, Inc.(b)	486	199,007
Schneider National, Inc., Class B	12,629	283,900
Science Applications International Corp.	2,869	386,311
	Shares	Value
Industrials-(continued)
Sensata Technologies Holding PLC	8,340	$ 344,609
SiteOne Landscape Supply, Inc.(b)(c)	1,790	277,128
Snap-on, Inc.	992	270,677
Southwest Airlines Co.(c)	9,320	250,149
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	8,192	248,381
SS&C Technologies Holdings, Inc.	6,489	402,642
Stanley Black & Decker, Inc.	3,210	279,816
Stericycle, Inc.(b)(c)	22,775	1,173,823
Sunrun, Inc.(b)(c)	97,134	1,404,558
Tetra Tech, Inc.	1,566	328,061
Textron, Inc.	3,239	283,769
Timken Co. (The)	16,159	1,404,056
Toro Co. (The)	3,305	265,028
Trane Technologies PLC	1,017	333,027
TransDigm Group, Inc.	251	337,151
TransUnion	3,693	265,601
Trex Co., Inc.(b)	3,055	264,196
Uber Technologies, Inc.(b)	4,035	260,500
U-Haul Holding Co., Series N(c)	4,868	295,926
Union Pacific Corp.	1,178	274,262
United Airlines Holdings, Inc.(b)	7,284	385,979
United Parcel Service, Inc., Class B	1,905	264,662
United Rentals, Inc.	430	287,846
Valmont Industries, Inc.	1,376	345,926
Veralto Corp.	3,276	322,948
Verisk Analytics, Inc.	1,240	313,447
Vertiv Holdings Co., Class A	5,666	555,665
Vestis Corp.	15,379	189,469
W.W. Grainger, Inc.	294	270,909
Wabtec Corp.	2,060	348,614
Waste Management, Inc.	5,758	1,213,383
Watsco, Inc.(c)	725	344,303
WESCO International, Inc.	1,827	327,928
WillScot Mobile Mini Holdings Corp.(b)	6,280	247,620
Woodward, Inc.	1,956	364,794
XPO, Inc.(b)(c)	2,287	244,663
Xylem, Inc.	2,305	325,051
		60,516,470
Information Technology-11.72%
Accenture PLC, Class A	758	213,976
Adobe, Inc.(b)	731	325,120
Advanced Micro Devices, Inc.(b)	1,917	319,947
Akamai Technologies, Inc.(b)	3,593	331,418
Allegro MicroSystems, Inc. (Japan)(b)(c)	12,958	390,554
Amdocs Ltd.	4,336	342,544
Amphenol Corp., Class A	3,668	485,533
Analog Devices, Inc.	2,053	481,408
ANSYS, Inc.(b)	1,196	379,670
Apple, Inc.	2,417	464,668
Applied Materials, Inc.	1,906	409,943
AppLovin Corp., Class A(b)	6,479	527,909
Arista Networks, Inc.(b)	11,075	3,296,474
Arrow Electronics, Inc.(b)	3,371	442,646
Aspen Technology, Inc.(b)(c)	1,939	408,450
Atlassian Corp., Class A(b)	1,997	313,249
Autodesk, Inc.(b)	1,598	322,157
Avnet, Inc.	8,641	471,799
Bentley Systems, Inc., Class B	8,229	413,425
BILL Holdings, Inc.(b)(c)	4,453	231,779
Broadcom, Inc.	289	383,951
Cadence Design Systems, Inc.(b)	1,277	365,618

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
CCC Intelligent Solutions Holdings, Inc.(b)(c)	33,318	$ 372,495
CDW Corp.	1,633	365,172
Ciena Corp.(b)	60,042	2,892,223
Cirrus Logic, Inc.(b)	4,335	497,225
Cisco Systems, Inc.	64,911	3,018,362
Cloudflare, Inc., Class A(b)	4,023	272,317
Cognex Corp.(c)	7,210	328,199
Cognizant Technology Solutions Corp., Class A	5,235	346,295
Coherent Corp.(b)	6,304	359,706
Confluent, Inc., Class A(b)(c)	12,185	316,444
Corning, Inc.	12,539	467,203
Crane NXT Co.	4,857	307,060
CrowdStrike Holdings, Inc., Class A(b)	1,231	386,128
Datadog, Inc., Class A(b)	3,301	363,704
DocuSign, Inc.(b)	7,630	417,666
Dolby Laboratories, Inc., Class A	4,926	399,055
DoubleVerify Holdings, Inc.(b)(c)	12,733	231,741
Dropbox, Inc., Class A(b)(c)	16,791	378,301
DXC Technology Co.(b)	19,847	308,621
Dynatrace, Inc.(b)	8,653	395,702
Elastic N.V.(b)	3,798	395,182
Enphase Energy, Inc.(b)	10,430	1,333,997
Entegris, Inc.	2,791	352,643
EPAM Systems, Inc.(b)	1,291	229,708
F5, Inc.(b)	2,101	355,006
Fair Isaac Corp.(b)	223	287,654
First Solar, Inc.(b)	8,409	2,285,230
Five9, Inc.(b)	6,932	324,140
Fortinet, Inc.(b)	5,548	329,107
Gartner, Inc.(b)	869	364,693
Gen Digital, Inc.	18,667	463,502
GitLab, Inc., Class A(b)	6,864	323,912
GLOBALFOUNDRIES, Inc.(b)(c)	7,539	369,411
Globant S.A.(b)	1,913	308,223
GoDaddy, Inc., Class A(b)	3,588	500,992
Guidewire Software, Inc.(b)	3,495	398,150
HashiCorp, Inc., Class A(b)	15,524	521,296
Hewlett Packard Enterprise Co.	22,303	393,648
HP, Inc.	13,270	484,355
HubSpot, Inc.(b)(c)	663	405,126
Informatica, Inc., Class A(b)(c)	12,629	364,347
Intel Corp.	8,786	271,048
International Business Machines Corp.	2,063	344,212
Intuit, Inc.	625	360,275
IPG Photonics Corp.(b)	4,532	393,060
Jabil, Inc.	2,624	311,994
Juniper Networks, Inc.	84,897	3,028,276
Keysight Technologies, Inc.(b)	1,858	257,296
KLA Corp.	561	426,096
Kyndryl Holdings, Inc.(b)	18,972	504,845
Lam Research Corp.	407	379,503
Lattice Semiconductor Corp.(b)	4,853	360,287
Littelfuse, Inc.	1,214	311,512
Lumentum Holdings, Inc.(b)(c)	64,928	2,824,368
Manhattan Associates, Inc.(b)	1,524	334,579
Marvell Technology, Inc.	4,766	327,948
Microchip Technology, Inc.	4,345	422,464
Micron Technology, Inc.	4,136	517,000
Microsoft Corp.	991	411,394
MKS Instruments, Inc.	2,194	277,738
MongoDB, Inc.(b)(c)	987	232,991
	Shares	Value
Information Technology-(continued)
Monolithic Power Systems, Inc.	533	$ 392,091
Motorola Solutions, Inc.	9,494	3,464,456
nCino, Inc.(b)(c)	14,172	432,671
NCR Voyix Corp.(b)	33,588	442,690
NetApp, Inc.	3,891	468,593
Nutanix, Inc., Class A(b)	6,266	346,604
NVIDIA Corp.	441	483,482
Okta, Inc.(b)	3,637	322,529
ON Semiconductor Corp.(b)	4,889	357,093
Oracle Corp.	3,569	418,251
Palantir Technologies, Inc., Class A(b)	15,326	332,268
Palo Alto Networks, Inc.(b)	1,426	420,542
Pegasystems, Inc.(c)	6,334	363,952
Procore Technologies, Inc.(b)(c)	5,142	345,182
PTC, Inc.(b)	2,177	383,675
Pure Storage, Inc., Class A(b)	7,092	427,577
Qorvo, Inc.(b)	3,412	335,707
QUALCOMM, Inc.	2,328	475,028
RingCentral, Inc., Class A(b)(c)	11,621	397,438
Roper Technologies, Inc.	744	396,373
Salesforce, Inc.	1,339	313,915
SentinelOne, Inc., Class A(b)(c)	14,939	251,423
ServiceNow, Inc.(b)	528	346,859
Skyworks Solutions, Inc.	3,762	348,587
Smartsheet, Inc., Class A(b)	9,701	358,937
Snowflake, Inc., Class A(b)(c)	2,406	327,649
Synopsys, Inc.(b)	696	390,317
TD SYNNEX Corp.	3,901	510,407
Teledyne Technologies, Inc.(b)	684	271,514
Teradata Corp.(b)(c)	10,558	344,296
Teradyne, Inc.	3,714	523,451
Texas Instruments, Inc.	2,334	455,153
Trimble, Inc.(b)	4,680	260,582
Twilio, Inc., Class A(b)(c)	6,629	380,505
Tyler Technologies, Inc.(b)	970	465,949
UiPath, Inc., Class A(b)(c)	17,181	210,639
Unity Software, Inc.(b)(c)	14,833	270,999
Universal Display Corp.	2,349	412,719
VeriSign, Inc.(b)	2,105	366,944
Viasat, Inc.(b)(c)	164,898	2,785,127
Vontier Corp.	6,709	268,226
Western Digital Corp.(b)	6,356	478,543
Wolfspeed, Inc.(b)(c)	13,967	358,952
Workday, Inc., Class A(b)	1,531	323,730
Zebra Technologies Corp., Class A(b)	1,013	316,400
Zoom Video Communications, Inc., Class A(b)	6,048	370,984
Zscaler, Inc.(b)	2,014	342,299
		69,894,373
Materials-9.60%
Air Products and Chemicals, Inc.(c)	5,656	1,508,455
Albemarle Corp.(c)	11,230	1,376,686
Alcoa Corp.	46,332	2,051,118
Amcor PLC	31,051	315,789
AptarGroup, Inc.	2,021	298,481
Ardagh Group S.A., Class A(b)(d)	13,287	56,038
Ardagh Metal Packaging S.A.	85,027	335,857
Ashland, Inc.	14,343	1,436,738
Avery Dennison Corp.	6,418	1,460,673
Axalta Coating Systems Ltd.(b)	8,855	315,149
Ball Corp.	4,486	311,463
Berry Global Group, Inc.	4,957	296,825
Celanese Corp.	8,858	1,346,770

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
CF Industries Holdings, Inc.	16,421	$ 1,309,246
Chemours Co. (The)	54,686	1,357,307
Cleveland-Cliffs, Inc.(b)(c)	65,820	1,137,370
Corteva, Inc.	18,328	1,025,268
Crown Holdings, Inc.	3,760	316,554
Dow, Inc.	24,191	1,394,127
DuPont de Nemours, Inc.	4,108	337,513
Eagle Materials, Inc.	1,127	261,904
Eastman Chemical Co.	15,542	1,574,871
Ecolab, Inc.	6,176	1,434,067
Element Solutions, Inc.	57,036	1,370,575
FMC Corp.(c)	21,725	1,324,139
Freeport-McMoRan, Inc.	34,780	1,833,949
Ginkgo Bioworks Holdings, Inc.(b)(c)	394,731	208,615
Graphic Packaging Holding Co.	10,921	309,283
Huntsman Corp.	51,793	1,284,466
International Flavors & Fragrances, Inc.	17,572	1,690,075
International Paper Co.	38,621	1,741,421
Linde PLC	2,982	1,298,721
Louisiana-Pacific Corp.	3,868	354,618
LyondellBasell Industries N.V., Class A	13,945	1,386,412
Martin Marietta Materials, Inc.	478	273,454
Mosaic Co. (The)	43,139	1,334,289
MP Materials Corp.(b)(c)	90,816	1,473,035
NewMarket Corp.	2,210	1,182,505
Newmont Corp.	40,880	1,714,507
Nucor Corp.	7,389	1,247,633
Olin Corp.	24,039	1,292,337
Packaging Corp. of America	1,583	290,465
PPG Industries, Inc.	2,076	272,807
Reliance, Inc.	4,279	1,287,038
Royal Gold, Inc.(c)	12,405	1,590,197
RPM International, Inc.	2,465	276,326
Scotts Miracle-Gro Co. (The)(c)	20,611	1,436,381
Sealed Air Corp.	8,159	317,140
Sherwin-Williams Co. (The)	847	257,319
Silgan Holdings, Inc.	6,691	316,150
Sonoco Products Co.	5,086	312,128
Southern Copper Corp. (Mexico)(c)	16,458	1,952,441
SSR Mining, Inc. (Canada)(c)	307,587	1,642,515
Steel Dynamics, Inc.	10,476	1,402,422
United States Steel Corp.	28,955	1,110,424
Vulcan Materials Co.	1,079	275,976
Westlake Corp.	9,724	1,561,285
WestRock Co.	6,454	346,193
		57,225,510
Real Estate-8.89%
Agree Realty Corp.	15,199	923,491
Alexandria Real Estate Equities, Inc.	7,005	833,595
American Homes 4 Rent, Class A	23,807	858,004
American Tower Corp.	4,250	831,895
Americold Realty Trust, Inc.	33,189	885,151
Apartment Income REIT Corp.	27,404	1,061,905
AvalonBay Communities, Inc.	4,687	903,091
Boston Properties, Inc.	13,766	835,183
Brixmor Property Group, Inc.	38,247	860,940
Camden Property Trust	8,783	901,575
CBRE Group, Inc., Class A(b)	9,365	824,776
CoStar Group, Inc.(b)	10,169	794,911
Cousins Properties, Inc.	36,789	850,930
Crown Castle, Inc.	7,796	799,090
CubeSmart	19,509	825,426
	Shares	Value
Real Estate-(continued)
Digital Realty Trust, Inc.	5,739	$ 834,106
EastGroup Properties, Inc.	4,824	796,828
EPR Properties	20,517	842,018
Equinix, Inc.	961	733,224
Equity LifeStyle Properties, Inc.	13,199	828,501
Equity Residential	13,811	898,129
Essex Property Trust, Inc.	3,576	929,009
Extra Space Storage, Inc.	5,939	859,789
Federal Realty Investment Trust	8,523	860,397
First Industrial Realty Trust, Inc.	16,454	775,312
Gaming and Leisure Properties, Inc.	19,080	856,692
Healthcare Realty Trust, Inc.(c)	64,025	1,039,126
Healthpeak Properties, Inc.	49,493	984,911
Highwoods Properties, Inc.	35,473	921,234
Host Hotels & Resorts, Inc.	41,804	749,964
Howard Hughes Holdings, Inc.(b)(c)	11,587	768,218
Invitation Homes, Inc.	25,116	873,786
Iron Mountain, Inc.	10,734	866,126
Jones Lang LaSalle, Inc.(b)	4,673	944,273
Kilroy Realty Corp.	23,911	801,736
Kimco Realty Corp.	44,906	869,380
Lamar Advertising Co., Class A	7,209	851,455
Medical Properties Trust, Inc.(c)	195,602	1,048,427
Mid-America Apartment Communities, Inc.	6,550	875,800
National Storage Affiliates Trust	23,343	853,887
NET Lease Office Properties(c)	36,381	863,685
NNN REIT, Inc.	20,640	862,133
Omega Healthcare Investors, Inc.(c)	28,382	917,590
Park Hotels & Resorts, Inc.	50,632	803,024
Prologis, Inc.	6,558	724,593
Public Storage	3,040	832,443
Rayonier, Inc.(c)	25,132	754,463
Realty Income Corp.	16,601	880,849
Regency Centers Corp.	14,154	869,056
Rexford Industrial Realty, Inc.(c)	16,618	753,792
SBA Communications Corp., Class A	3,987	784,163
Simon Property Group, Inc.	5,809	878,960
STAG Industrial, Inc.	23,441	821,841
Sun Communities, Inc.	6,584	776,846
UDR, Inc.	23,061	890,616
Ventas, Inc.	19,921	1,001,229
VICI Properties, Inc.	29,956	860,037
Vornado Realty Trust(c)	33,372	818,281
W.P. Carey, Inc.	15,229	858,916
Welltower, Inc.	9,424	976,986
Weyerhaeuser Co.	25,259	758,528
Zillow Group, Inc., Class C(b)	15,578	637,919
		52,978,241
Utilities-8.96%
AES Corp. (The)	74,348	1,605,173
Alliant Energy Corp.	24,329	1,252,700
Ameren Corp.	16,332	1,198,279
American Electric Power Co., Inc.	14,192	1,280,828
American Water Works Co., Inc.	10,063	1,315,939
Atmos Energy Corp.	10,324	1,196,758
Avangrid, Inc.	32,933	1,185,917
Brookfield Renewable Corp., Class A(c)	47,339	1,493,072
CenterPoint Energy, Inc.	42,160	1,286,302
Clearway Energy, Inc., Class C	54,337	1,521,436
CMS Energy Corp.	19,866	1,250,167
Consolidated Edison, Inc.	13,271	1,254,773
Constellation Energy Corp.	6,691	1,453,620

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
Dominion Energy, Inc.	25,060	$ 1,351,235
DTE Energy Co.	10,595	1,234,635
Duke Energy Corp.	12,633	1,308,400
Edison International	17,443	1,340,495
Entergy Corp.	11,605	1,305,446
Essential Utilities, Inc.	34,227	1,291,385
Evergy, Inc.	23,238	1,270,189
Eversource Energy	20,086	1,189,694
Exelon Corp.	32,404	1,216,770
FirstEnergy Corp.	31,540	1,269,800
Hawaiian Electric Industries, Inc.(c)	101,597	1,116,551
IDACORP, Inc.	13,425	1,281,685
National Fuel Gas Co.	23,568	1,347,147
NextEra Energy, Inc.	21,356	1,708,907
NiSource, Inc.	44,255	1,286,050
NRG Energy, Inc.	19,817	1,605,177
OGE Energy Corp.	34,989	1,270,101
PG&E Corp.	71,947	1,333,897
Pinnacle West Capital Corp.(c)	16,853	1,329,028
PPL Corp.	44,753	1,312,606
Public Service Enterprise Group, Inc.	18,424	1,395,802
Sempra	16,905	1,302,192
Southern Co. (The)	17,363	1,391,471
UGI Corp.	47,937	1,220,476
Vistra Corp.	19,460	1,928,097
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	14,635	$ 1,185,874
Xcel Energy, Inc.	23,864	1,323,259
		53,411,333
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $568,210,168)		595,633,140
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.47%
Invesco Private Government Fund, 5.30%(e)(f)(g)	21,060,591	21,060,591
Invesco Private Prime Fund, 5.48%(e)(f)(g)	59,242,403	59,260,176
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $80,324,850)		80,320,767
TOTAL INVESTMENTS IN SECURITIES-113.37% (Cost $648,535,018)		675,953,907
OTHER ASSETS LESS LIABILITIES-(13.37)%		(79,718,160)
NET ASSETS-100.00%		$596,235,747

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Invesco Ltd.	$406,995	$66,795	$(80,198)	$(5,073)	$(2,226)	$386,293	$15,493
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	11,960,178	(11,960,178)	-	-	-	8,228
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,600,718	109,767,913	(112,308,040)	-	-	21,060,591	954,780*
Invesco Private Prime Fund	60,687,562	251,737,898	(253,186,669)	(5,376)	26,761	59,260,176	2,572,131*
Total	$84,695,275	$373,532,784	$(377,535,085)	$(10,449)	$24,535	$80,707,060	$3,550,632

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2024
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Enhanced Value ETF (SPVU)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.66%
Communication Services-4.10%
Fox Corp., Class A(b)	5,925	$ 203,998
Paramount Global, Class B	12,662	150,805
Verizon Communications, Inc.	110,836	4,560,901
		4,915,704
Consumer Discretionary-8.59%
Aptiv PLC(c)	6,180	514,547
Best Buy Co., Inc.	5,186	439,876
BorgWarner, Inc.	8,048	286,992
Caesars Entertainment, Inc.(b)(c)	4,734	168,341
CarMax, Inc.(b)(c)	4,700	330,222
D.R. Horton, Inc.	6,602	975,776
Ford Motor Co.(b)	191,801	2,326,546
General Motors Co.	67,240	3,025,128
Lennar Corp., Class A	6,219	997,217
LKQ Corp.	5,731	246,605
Mohawk Industries, Inc.(c)	993	121,076
PulteGroup, Inc.	5,526	648,310
Tapestry, Inc.	5,029	218,711
		10,299,347
Consumer Staples-4.10%
Archer-Daniels-Midland Co.	18,276	1,141,153
Bunge Global S.A.	6,527	702,240
Conagra Brands, Inc.	10,463	312,634
Kraft Heinz Co. (The)	20,389	721,159
Kroger Co. (The)	19,663	1,029,751
Molson Coors Beverage Co., Class B(b)	3,987	218,528
Tyson Foods, Inc., Class A	8,550	489,488
Walgreens Boots Alliance, Inc.(b)	18,597	301,643
		4,916,596
Energy-18.77%
APA Corp.	6,177	188,584
Chevron Corp.(b)	36,037	5,848,805
Coterra Energy, Inc.	17,550	500,526
Devon Energy Corp.(b)	14,306	702,139
Diamondback Energy, Inc.	3,974	791,859
EQT Corp.	11,532	473,850
Exxon Mobil Corp.(b)	51,766	6,070,081
Marathon Oil Corp.	15,418	446,505
Marathon Petroleum Corp.(b)	14,981	2,645,794
Phillips 66	16,695	2,372,527
Valero Energy Corp.	15,695	2,466,312
		22,506,982
Financials-42.19%
American International Group, Inc.	19,359	1,525,876
Assurant, Inc.	1,060	183,878
Bank of America Corp.	168,000	6,718,320
Bank of New York Mellon Corp. (The)	19,987	1,191,425
Berkshire Hathaway, Inc., Class B(b)(c)	14,574	6,039,466
Capital One Financial Corp.	11,710	1,611,647
Cincinnati Financial Corp.	3,667	431,166
Citigroup, Inc.(b)	63,370	3,948,585
Citizens Financial Group, Inc.	15,115	533,408
Comerica, Inc.	3,660	187,538
Discover Financial Services	5,717	701,247
Everest Group Ltd.	1,232	481,626
Fifth Third Bancorp	16,120	603,210
Franklin Resources, Inc.(b)	6,673	157,483
Goldman Sachs Group, Inc. (The)	6,956	3,175,553
Hartford Financial Services Group, Inc. (The)	7,078	732,219
	Shares	Value
Financials-(continued)
Huntington Bancshares, Inc.	41,635	$ 579,559
Invesco Ltd.(d)	12,829	201,544
JPMorgan Chase & Co.(b)	32,815	6,649,304
KeyCorp	23,606	339,218
Loews Corp.	5,283	405,734
M&T Bank Corp.	5,124	776,798
PNC Financial Services Group, Inc. (The)	9,278	1,460,265
Principal Financial Group, Inc.	4,743	389,116
Prudential Financial, Inc.	8,333	1,002,877
Regions Financial Corp.	27,606	534,176
State Street Corp.	8,463	639,718
Synchrony Financial	12,559	550,084
Truist Financial Corp.	40,029	1,511,095
U.S. Bancorp	33,797	1,370,468
Wells Fargo & Co.(b)	99,641	5,970,489
		50,603,092
Health Care-9.70%
Baxter International, Inc.	12,823	437,136
Cencora, Inc.	4,099	928,711
Centene Corp.(c)	19,031	1,362,429
Cigna Group (The)	9,207	3,172,917
CVS Health Corp.	50,155	2,989,238
McKesson Corp.	3,470	1,976,477
Universal Health Services, Inc., Class B	1,580	299,884
Viatris, Inc.	44,357	470,184
		11,636,976
Industrials-4.95%
American Airlines Group, Inc.(b)(c)	20,168	231,932
Cummins, Inc.	2,705	762,080
Delta Air Lines, Inc.(b)	21,238	1,083,563
Emerson Electric Co.	12,726	1,427,348
FedEx Corp.(b)	4,564	1,159,073
Huntington Ingalls Industries, Inc.	708	179,195
Southwest Airlines Co.(b)	13,046	350,154
United Airlines Holdings, Inc.(c)	14,128	748,643
		5,941,988
Information Technology-1.04%
Hewlett Packard Enterprise Co.	37,077	654,409
HP, Inc.	16,174	590,351
		1,244,760
Materials-5.00%
Albemarle Corp.(b)	3,449	422,813
Celanese Corp.(b)	2,303	350,148
CF Industries Holdings, Inc.(b)	4,434	353,523
Dow, Inc.	13,488	777,313
DuPont de Nemours, Inc.	12,687	1,042,364
Eastman Chemical Co.	2,270	230,019
International Paper Co.(b)	7,435	335,244
LyondellBasell Industries N.V., Class A	5,660	562,717
Mosaic Co. (The)	11,320	350,128
Nucor Corp.(b)	6,089	1,028,128
Steel Dynamics, Inc.(b)	4,102	549,135
		6,001,532
Utilities-1.22%
Consolidated Edison, Inc.	6,737	636,984
Evergy, Inc.	4,620	252,529
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Enhanced Value ETF (SPVU)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
Eversource Energy	6,810	$ 403,356
Pinnacle West Capital Corp.(b)	2,181	171,994
		1,464,863
Total Common Stocks & Other Equity Interests (Cost $111,968,284)		119,531,840
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $51,354)	51,354	51,354
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $112,019,638)		119,583,194
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.75%
Invesco Private Government Fund, 5.30%(d)(e)(f)	4,281,030	$ 4,281,030
Invesco Private Prime Fund, 5.48%(d)(e)(f)	11,005,060	11,008,362
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,289,392)		15,289,392
TOTAL INVESTMENTS IN SECURITIES-112.45% (Cost $127,309,030)		134,872,586
OTHER ASSETS LESS LIABILITIES-(12.45)%		(14,929,917)
NET ASSETS-100.00%		$119,942,669

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Invesco Ltd.	$189,002	$54,203	$(36,464)	$1,994	$(7,191)	$201,544	$7,248
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	2,151,298	(2,099,944)	-	-	51,354	1,596
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	97,092	41,786,926	(37,602,988)	-	-	4,281,030	80,639*
Invesco Private Prime Fund	249,665	100,717,763	(89,952,459)	-	(6,607)	11,008,362	212,982*
Total	$535,759	$144,710,190	$(129,691,855)	$1,994	$(13,798)	$15,542,290	$302,465

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Communication Services-2.21%
Electronic Arts, Inc.	3,244	$ 431,063
T-Mobile US, Inc.	2,715	475,016
		906,079
Consumer Discretionary-6.14%
Darden Restaurants, Inc.(b)	2,529	380,336
Home Depot, Inc. (The)	1,068	357,641
McDonald’s Corp.	1,847	478,170
Ross Stores, Inc.	2,721	380,287
TJX Cos., Inc. (The)	4,603	474,569
Yum! Brands, Inc.(b)	3,232	444,174
		2,515,177
Consumer Staples-17.61%
Altria Group, Inc.	8,610	398,212
Church & Dwight Co., Inc.	3,906	417,981
Coca-Cola Co. (The)	8,580	539,939
Colgate-Palmolive Co.	5,370	499,195
Constellation Brands, Inc., Class A(b)	1,537	384,604
General Mills, Inc.	5,558	382,113
Hershey Co. (The)	1,831	362,227
Kellanova	6,080	366,867
Keurig Dr Pepper, Inc.(b)	11,260	385,655
Kimberly-Clark Corp.	3,214	428,426
Kraft Heinz Co. (The)	11,048	390,768
Mondelez International, Inc., Class A	5,896	404,053
PepsiCo, Inc.	2,448	423,259
Philip Morris International, Inc.	4,335	439,482
Procter & Gamble Co. (The)	3,026	497,898
Sysco Corp.	5,302	386,092
Walmart, Inc.	7,667	504,182
		7,210,953
Energy-2.04%
Kinder Morgan, Inc.	22,052	429,793
Williams Cos., Inc. (The)	9,717	403,353
		833,146
Financials-17.86%
Aflac, Inc.	4,246	381,588
Ameriprise Financial, Inc.(b)	852	371,992
Arthur J. Gallagher & Co.	1,655	419,261
Berkshire Hathaway, Inc., Class B(c)	1,416	586,791
Brown & Brown, Inc.(b)	4,567	408,792
Cboe Global Markets, Inc.	2,086	360,857
Chubb Ltd.	1,626	440,353
CME Group, Inc., Class A	1,921	389,925
Fiserv, Inc.(c)	2,732	409,144
Hartford Financial Services Group, Inc. (The)	4,085	422,593
Intercontinental Exchange, Inc.	3,236	433,300
JPMorgan Chase & Co.	2,128	431,197
Loews Corp.	6,234	478,771
Marsh & McLennan Cos., Inc.	2,374	492,795
Mastercard, Inc., Class A	962	430,081
Travelers Cos., Inc. (The)	1,757	378,985
Visa, Inc., Class A(b)	1,752	477,350
		7,313,775
Health Care-10.56%
Abbott Laboratories	3,736	381,783
AbbVie, Inc.	2,354	379,559
Becton, Dickinson and Co.	1,523	353,290
Cencora, Inc.	2,101	476,023
	Shares	Value
Health Care-(continued)
Hologic, Inc.(c)	4,869	$ 359,235
Johnson & Johnson	3,149	461,864
Labcorp Holdings, Inc.	1,938	377,736
McKesson Corp.	668	380,486
Medtronic PLC	4,613	375,360
Merck & Co., Inc.	3,117	391,308
Quest Diagnostics, Inc.	2,735	388,288
		4,324,932
Industrials-16.78%
AMETEK, Inc.	2,650	449,387
Automatic Data Processing, Inc.	1,569	384,279
Broadridge Financial Solutions, Inc.(b)	2,036	408,768
Cintas Corp.	556	376,951
CSX Corp.	11,719	395,516
General Dynamics Corp.	1,370	410,685
Honeywell International, Inc.	2,173	439,359
IDEX Corp.	1,687	351,976
Illinois Tool Works, Inc.	1,656	401,994
Lockheed Martin Corp.	878	412,959
Nordson Corp.(b)	1,439	337,762
Paychex, Inc.(b)	3,078	369,852
Republic Services, Inc.	3,027	560,570
Union Pacific Corp.	1,454	338,520
Verisk Analytics, Inc.	1,583	400,151
Waste Management, Inc.	2,235	470,982
Xylem, Inc.	2,574	362,985
		6,872,696
Information Technology-7.82%
Amphenol Corp., Class A	3,108	411,406
Apple, Inc.	1,963	377,387
CDW Corp.	1,722	385,074
Cisco Systems, Inc.	7,883	366,559
Motorola Solutions, Inc.	1,141	416,362
PTC, Inc.(c)	1,995	351,599
Roper Technologies, Inc.	922	491,205
VeriSign, Inc.(c)	2,312	403,028
		3,202,620
Materials-2.91%
Avery Dennison Corp.	1,642	373,703
Ecolab, Inc.	1,630	378,486
Linde PLC	1,011	440,311
		1,192,500
Real Estate-1.71%
Realty Income Corp.	6,582	349,241
VICI Properties, Inc.	12,213	350,635
		699,876
Utilities-14.18%
Alliant Energy Corp.	7,299	375,826
Atmos Energy Corp.	3,451	400,040
CenterPoint Energy, Inc.	12,920	394,189
CMS Energy Corp.	5,953	374,622
Consolidated Edison, Inc.	4,128	390,302
DTE Energy Co.	3,210	374,061
Duke Energy Corp.	3,996	413,866
Entergy Corp.	3,376	379,766
FirstEnergy Corp.	9,451	380,497
NiSource, Inc.	12,568	365,226
PPL Corp.	13,840	405,927
Public Service Enterprise Group, Inc.	5,451	412,968
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
Sempra(b)	5,025	$ 387,076
Southern Co. (The)	5,025	402,704
WEC Energy Group, Inc.	4,287	347,376
		5,804,446
Total Common Stocks & Other Equity Interests (Cost $37,408,169)		40,876,200
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $10,784)	10,784	10,784
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $37,418,953)		40,886,984
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.11%
Invesco Private Government Fund, 5.30%(d)(e)(f)	815,252	$ 815,252
Invesco Private Prime Fund, 5.48%(d)(e)(f)	2,095,737	2,096,366
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,911,618)		2,911,618
TOTAL INVESTMENTS IN SECURITIES-106.96% (Cost $40,330,571)		43,798,602
OTHER ASSETS LESS LIABILITIES-(6.96)%		(2,849,212)
NET ASSETS-100.00%		$40,949,390

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$374,899	$(364,115)	$-	$-	$10,784	$385
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,992	10,315,877	(9,532,617)	-	-	815,252	14,662*
Invesco Private Prime Fund	84,005	21,032,052	(19,020,255)	8	556	2,096,366	38,534*
Total	$115,997	$31,722,828	$(28,916,987)	$8	$556	$2,922,402	$53,581

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Beta ETF (SPHB)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-3.89%
Alphabet, Inc., Class C(b)	31,115	$ 5,412,765
Meta Platforms, Inc., Class A	14,411	6,727,487
Paramount Global, Class B(c)	481,352	5,732,902
Warner Bros. Discovery, Inc.(b)	849,753	7,001,965
		24,875,119
Consumer Discretionary-17.48%
Airbnb, Inc., Class A(b)	43,880	6,359,528
Amazon.com, Inc.(b)	32,701	5,769,764
Aptiv PLC(b)	67,379	5,609,976
Caesars Entertainment, Inc.(b)(c)	236,331	8,403,930
CarMax, Inc.(b)(c)	81,338	5,714,808
Carnival Corp.(b)(c)	569,101	8,582,043
D.R. Horton, Inc.	35,634	5,266,705
Etsy, Inc.(b)	96,142	6,102,133
Expedia Group, Inc.(b)	50,585	5,709,023
Ford Motor Co.	438,518	5,319,223
Lennar Corp., Class A	35,576	5,704,612
lululemon athletica, inc.(b)	15,345	4,787,487
MGM Resorts International(b)	154,014	6,186,742
Mohawk Industries, Inc.(b)	49,631	6,051,508
Norwegian Cruise Line Holdings Ltd.(b)(c)	415,336	6,894,578
PulteGroup, Inc.	48,747	5,718,998
Royal Caribbean Cruises Ltd.(b)	37,938	5,602,684
Tesla, Inc.(b)	45,416	8,087,681
		111,871,423
Consumer Staples-0.83%
Estee Lauder Cos., Inc. (The), Class A	42,983	5,302,383
Financials-12.33%
Blackstone, Inc., Class A	55,917	6,737,998
Citizens Financial Group, Inc.	179,480	6,333,849
Comerica, Inc.	152,320	7,804,877
Fifth Third Bancorp	138,341	5,176,720
Franklin Resources, Inc.(c)	232,686	5,491,390
Huntington Bancshares, Inc.	371,111	5,165,865
Invesco Ltd.(d)	379,077	5,955,300
KeyCorp	440,611	6,331,580
PayPal Holdings, Inc.(b)	102,339	6,446,334
Regions Financial Corp.	280,199	5,421,851
T. Rowe Price Group, Inc.	52,257	6,157,442
Truist Financial Corp.	163,963	6,189,603
U.S. Bancorp	139,438	5,654,211
		78,867,020
Health Care-5.29%
Align Technology, Inc.(b)	28,232	7,261,553
Charles River Laboratories International, Inc.(b)	23,968	4,995,890
IDEXX Laboratories, Inc.(b)	11,774	5,851,089
Illumina, Inc.(b)	49,114	5,121,608
Intuitive Surgical, Inc.(b)	13,652	5,489,742
IQVIA Holdings, Inc.(b)	23,309	5,106,769
		33,826,651
Industrials-12.65%
American Airlines Group, Inc.(b)(c)	390,111	4,486,276
Builders FirstSource, Inc.(b)	47,658	7,662,930
Carrier Global Corp.	81,932	5,177,283
Caterpillar, Inc.	15,494	5,245,029
Dayforce, Inc.(b)(c)	105,456	5,215,854
Equifax, Inc.	25,123	5,813,211
	Shares	Value
Industrials-(continued)
Generac Holdings, Inc.(b)(c)	51,804	$ 7,626,067
Parker-Hannifin Corp.	9,336	4,962,271
Paycom Software, Inc.	31,866	4,630,767
Quanta Services, Inc.	21,388	5,901,805
Rockwell Automation, Inc.	20,428	5,260,823
Stanley Black & Decker, Inc.	60,935	5,311,704
Uber Technologies, Inc.(b)	92,461	5,969,282
United Rentals, Inc.	11,472	7,679,471
		80,942,773
Information Technology-40.86%
Adobe, Inc.(b)	13,877	6,171,935
Advanced Micro Devices, Inc.(b)	61,087	10,195,420
Analog Devices, Inc.	27,526	6,454,572
ANSYS, Inc.(b)	16,574	5,261,416
Applied Materials, Inc.	34,181	7,351,650
Arista Networks, Inc.(b)	26,495	7,886,237
Autodesk, Inc.(b)	27,521	5,548,234
Broadcom, Inc.	6,045	8,031,085
Cadence Design Systems, Inc.(b)	22,191	6,353,505
Enphase Energy, Inc.(b)(c)	79,146	10,122,773
EPAM Systems, Inc.(b)	23,507	4,182,601
First Solar, Inc.(b)	31,885	8,665,068
Fortinet, Inc.(b)	91,563	5,431,517
Intel Corp.	173,843	5,363,057
Intuit, Inc.	9,517	5,485,979
Jabil, Inc.	53,084	6,311,688
KLA Corp.	10,307	7,828,476
Lam Research Corp.	7,953	7,415,695
Microchip Technology, Inc.	78,289	7,612,039
Micron Technology, Inc.	51,094	6,386,750
Monolithic Power Systems, Inc.	12,887	9,480,064
NVIDIA Corp.	10,825	11,867,772
NXP Semiconductors N.V. (China)	26,297	7,155,414
ON Semiconductor Corp.(b)	105,815	7,728,728
Oracle Corp.	46,158	5,409,256
Palo Alto Networks, Inc.(b)	17,670	5,211,060
Qorvo, Inc.(b)	61,229	6,024,321
QUALCOMM, Inc.	33,523	6,840,368
Salesforce, Inc.	19,294	4,523,285
ServiceNow, Inc.(b)	8,865	5,823,684
Skyworks Solutions, Inc.	66,643	6,175,140
Super Micro Computer, Inc.(b)(c)	16,730	13,124,852
Synopsys, Inc.(b)	11,235	6,300,588
Teradyne, Inc.	67,356	9,493,155
Texas Instruments, Inc.	28,148	5,489,141
Western Digital Corp.(b)	81,318	6,122,432
Zebra Technologies Corp., Class A(b)	21,206	6,623,482
		261,452,439
Materials-2.99%
Albemarle Corp.(c)	63,322	7,762,644
Celanese Corp.	32,894	5,001,204
Freeport-McMoRan, Inc.	120,471	6,352,436
		19,116,284
Real Estate-2.70%
Alexandria Real Estate Equities, Inc.	45,475	5,411,525
Boston Properties, Inc.	106,716	6,474,460
Digital Realty Trust, Inc.	37,072	5,388,044
		17,274,029
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Utilities-0.93%
AES Corp. (The)	274,655	$ 5,929,801
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $686,726,329)		639,457,922
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.87%
Invesco Private Government Fund, 5.30%(d)(e)(f)	11,994,597	11,994,597
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	31,971,186	$ 31,980,777
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,975,374)		43,975,374
TOTAL INVESTMENTS IN SECURITIES-106.82% (Cost $730,701,703)		683,433,296
OTHER ASSETS LESS LIABILITIES-(6.82)%		(43,628,805)
NET ASSETS-100.00%		$639,804,491

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Invesco Ltd.	$6,037,819	$7,331,042	$(7,346,744)	$343,273	$(410,090)	$5,955,300	$213,519
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	5,814,061	(5,814,061)	-	-	-	7,459
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,162,089	154,491,236	(162,658,728)	-	-	11,994,597	574,344*
Invesco Private Prime Fund	51,845,373	326,687,290	(346,570,267)	-	18,381	31,980,777	1,548,728*
Total	$78,045,281	$494,323,629	$(522,389,800)	$343,273	$(391,709)	$49,930,674	$2,344,050

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 High Dividend Growers ETF (DIVG)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-2.97%
Comcast Corp., Class A	604	$ 24,178
Interpublic Group of Cos., Inc. (The)	1,109	34,789
Omnicom Group, Inc.	279	25,936
		84,903
Consumer Discretionary-1.95%
Domino’s Pizza, Inc.	20	10,172
Lennar Corp., Class A	61	9,781
Starbucks Corp.	252	20,215
Yum! Brands, Inc.	114	15,667
		55,835
Consumer Staples-12.56%
Altria Group, Inc.	1,834	84,822
Archer-Daniels-Midland Co.	422	26,350
Conagra Brands, Inc.	1,329	39,710
Hershey Co. (The)	124	24,531
Keurig Dr Pepper, Inc.	795	27,229
Kroger Co. (The)	319	16,706
Lamb Weston Holdings, Inc.	151	13,332
Mondelez International, Inc., Class A	332	22,752
PepsiCo, Inc.	151	26,108
Philip Morris International, Inc.	534	54,137
Procter & Gamble Co. (The)	142	23,365
		359,042
Energy-7.07%
Baker Hughes Co., Class A	628	21,025
Chevron Corp.	211	34,245
ConocoPhillips	116	13,512
Coterra Energy, Inc.	904	25,782
EOG Resources, Inc.	176	21,921
ONEOK, Inc.	520	42,120
Williams Cos., Inc. (The)	1,046	43,420
		202,025
Financials-18.01%
Aflac, Inc.	240	21,569
American Express Co.	48	11,520
Bank of America Corp.	606	24,234
Bank of New York Mellon Corp. (The)	448	26,705
BlackRock, Inc.	26	20,073
Cincinnati Financial Corp.	179	21,047
Fifth Third Bancorp	931	34,838
Goldman Sachs Group, Inc. (The)	57	26,022
Huntington Bancshares, Inc.	2,811	39,129
JPMorgan Chase & Co.	98	19,858
KeyCorp	3,008	43,225
Morgan Stanley	331	32,385
Northern Trust Corp.	342	28,810
PNC Financial Services Group, Inc. (The)	214	33,681
Prudential Financial, Inc.	325	39,114
Regions Financial Corp.	2,093	40,499
State Street Corp.	409	30,916
Synchrony Financial	481	21,068
		514,693
Health Care-7.78%
AbbVie, Inc.	168	27,088
Amgen, Inc.	102	31,197
Bristol-Myers Squibb Co.	769	31,598
CVS Health Corp.	397	23,661
Medtronic PLC	345	28,073
	Shares	Value
Health Care-(continued)
Pfizer, Inc.	1,944	$ 55,715
UnitedHealth Group, Inc.	31	15,357
Zoetis, Inc.	57	9,665
		222,354
Industrials-4.98%
Automatic Data Processing, Inc.	78	19,104
Deere & Co.	31	11,617
Fastenal Co.	222	14,647
FedEx Corp.	58	14,730
General Dynamics Corp.	58	17,387
Paychex, Inc.	211	25,354
Robert Half, Inc.	304	19,526
Snap-on, Inc.	73	19,919
		142,284
Information Technology-6.15%
Accenture PLC, Class A	40	11,292
Analog Devices, Inc.	80	18,759
Broadcom, Inc.	10	13,286
Hewlett Packard Enterprise Co.	1,397	24,657
HP, Inc.	1,086	39,639
Microchip Technology, Inc.	200	19,446
Skyworks Solutions, Inc.	215	19,922
Texas Instruments, Inc.	148	28,861
		175,862
Materials-1.77%
CF Industries Holdings, Inc.	245	19,534
FMC Corp.(b)	508	30,962
		50,496
Real Estate-12.89%
Alexandria Real Estate Equities, Inc.	275	32,725
Equinix, Inc.	22	16,786
Equity Residential	574	37,327
Essex Property Trust, Inc.	137	35,591
Extra Space Storage, Inc.	257	37,206
Invitation Homes, Inc.	771	26,823
Iron Mountain, Inc.	366	29,533
Mid-America Apartment Communities, Inc.	290	38,776
Prologis, Inc.	207	22,871
UDR, Inc.	1,052	40,628
VICI Properties, Inc.	1,740	49,955
		368,221
Utilities-23.78%
AES Corp. (The)	1,883	40,654
Alliant Energy Corp.	653	33,623
Ameren Corp.	418	30,669
American Water Works Co., Inc.	173	22,623
Atmos Energy Corp.	203	23,532
CMS Energy Corp.	492	30,962
DTE Energy Co.	288	33,561
Edison International	537	41,268
Entergy Corp.	347	39,034
Evergy, Inc.	791	43,236
Eversource Energy	678	40,158
Exelon Corp.	911	34,208
FirstEnergy Corp.	969	39,012
NextEra Energy, Inc.	426	34,088
NiSource, Inc.	1,192	34,639
NRG Energy, Inc.	277	22,437
Public Service Enterprise Group, Inc.	451	34,168
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 High Dividend Growers ETF (DIVG)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
Sempra	413	$ 31,813
WEC Energy Group, Inc.	426	34,519
Xcel Energy, Inc.	636	35,266
		679,470
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $2,678,261)		2,855,185
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.10%
Invesco Private Government Fund, 5.30%(c)(d)(e)	9,005	9,005
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(c)(d)(e)	22,313	$ 22,320
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,325)		31,325
TOTAL INVESTMENTS IN SECURITIES-101.01% (Cost $2,709,586)		2,886,510
OTHER ASSETS LESS LIABILITIES-(1.01)%		(28,828)
NET ASSETS-100.00%		$2,857,682

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$68,532	$(68,532)	$-	$-	$-	$37
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	24,986	(15,981)	-	-	9,005	24*
Invesco Private Prime Fund	-	90,147	(67,827)	-	-	22,320	63*
Total	$-	$183,665	$(152,340)	$-	$-	$31,325	$124

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Communication Services-6.96%
AT&T, Inc.(b)	4,696,536	$ 85,570,886
Omnicom Group, Inc.	430,742	40,041,776
Verizon Communications, Inc.	1,995,566	82,117,541
		207,730,203
Consumer Discretionary-2.16%
Best Buy Co., Inc.(b)	760,609	64,514,855
Consumer Staples-15.70%
Altria Group, Inc.	2,073,481	95,898,496
Conagra Brands, Inc.	1,914,319	57,199,852
General Mills, Inc.(b)	646,808	44,468,050
Hormel Foods Corp.	1,336,980	41,419,640
Kellanova	928,674	56,036,189
Kimberly-Clark Corp.	390,433	52,044,719
Kraft Heinz Co. (The)	1,394,167	49,311,687
Philip Morris International, Inc.(b)	711,766	72,158,837
		468,537,470
Energy-11.47%
Chevron Corp.	331,515	53,804,885
Exxon Mobil Corp.(b)	438,454	51,413,116
Kinder Morgan, Inc.	4,472,245	87,164,055
ONEOK, Inc.(b)	935,482	75,774,042
Williams Cos., Inc. (The)	1,788,100	74,224,031
		342,380,129
Financials-2.20%
Prudential Financial, Inc.	545,856	65,693,770
Health Care-9.28%
AbbVie, Inc.(b)	275,989	44,500,466
Bristol-Myers Squibb Co.	1,049,375	43,118,819
Gilead Sciences, Inc.	552,460	35,506,604
Medtronic PLC	467,486	38,039,336
Pfizer, Inc.	2,381,237	68,246,252
Viatris, Inc.	4,486,746	47,559,508
		276,970,985
Industrials-3.79%
3M Co.	696,950	69,792,573
United Parcel Service, Inc., Class B	312,285	43,385,755
		113,178,328
Information Technology-5.08%
Corning, Inc.	1,436,920	53,539,639
HP, Inc.	1,418,059	51,759,154
International Business Machines Corp.	276,524	46,138,029
		151,436,822
Materials-9.14%
Amcor PLC	6,498,494	66,089,684
	Shares	Value
Materials-(continued)
Dow, Inc.	1,138,877	$ 65,633,481
International Paper Co.	1,675,095	75,530,034
LyondellBasell Industries N.V., Class A	658,606	65,478,609
		272,731,808
Real Estate-13.63%
Crown Castle, Inc.	610,812	62,608,230
Equity Residential	874,870	56,892,796
Federal Realty Investment Trust	493,601	49,829,021
Realty Income Corp.	1,149,418	60,988,119
Simon Property Group, Inc.	437,962	66,268,030
UDR, Inc.(b)	1,384,270	53,460,507
VICI Properties, Inc.(b)	1,974,871	56,698,547
		406,745,250
Utilities-20.37%
American Electric Power Co., Inc.	639,407	57,706,482
Dominion Energy, Inc.	1,523,794	82,162,972
Duke Energy Corp.	525,059	54,380,360
Edison International(b)	761,941	58,555,166
Entergy Corp.	523,519	58,890,652
Evergy, Inc.	1,142,192	62,432,215
Eversource Energy	976,339	57,828,559
Exelon Corp.	1,396,416	52,435,421
FirstEnergy Corp.	1,421,972	57,248,593
Pinnacle West Capital Corp.(b)	841,493	66,360,138
		608,000,558
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $2,962,993,085)		2,977,920,178
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.49%
Invesco Private Government Fund, 5.30%(c)(d)(e)	37,507,858	37,507,858
Invesco Private Prime Fund, 5.48%(c)(d)(e)	96,411,046	96,439,969
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $133,947,827)		133,947,827
TOTAL INVESTMENTS IN SECURITIES-104.27% (Cost $3,096,940,912)		3,111,868,005
OTHER ASSETS LESS LIABILITIES-(4.27)%		(127,558,867)
NET ASSETS-100.00%		$2,984,309,138
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
May 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$36,933,169	$(36,933,169)	$-	$-	$-	$24,618
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,958,085	481,215,643	(472,665,870)	-	-	37,507,858	954,658*
Invesco Private Prime Fund	74,463,646	928,053,865	(906,073,665)	2,356	(6,233)	96,439,969	2,567,117*
Total	$103,421,731	$1,446,202,677	$(1,415,672,704)	$2,356	$(6,233)	$133,947,827	$3,546,393

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Low Volatility ETF (SPLV)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-2.21%
Electronic Arts, Inc.	545,907	$ 72,540,122
T-Mobile US, Inc.	456,854	79,931,176
		152,471,298
Consumer Discretionary-6.12%
Darden Restaurants, Inc.(b)	425,564	64,000,570
Home Depot, Inc. (The)	179,669	60,165,758
McDonald’s Corp.	310,775	80,456,540
Ross Stores, Inc.	457,966	64,005,328
TJX Cos., Inc. (The)	774,457	79,846,517
Yum! Brands, Inc.	543,894	74,747,352
		423,222,065
Consumer Staples-18.57%
Altria Group, Inc.	1,448,713	67,002,976
Church & Dwight Co., Inc.	657,288	70,336,389
Coca-Cola Co. (The)	1,443,652	90,849,021
Colgate-Palmolive Co.	903,646	84,002,932
Constellation Brands, Inc., Class A	258,745	64,745,761
Costco Wholesale Corp.	85,884	69,556,593
General Mills, Inc.	935,248	64,298,300
Hershey Co. (The)	308,099	60,951,225
Kellanova	1,022,893	61,721,364
Keurig Dr Pepper, Inc.	1,894,575	64,889,194
Kimberly-Clark Corp.	540,791	72,087,440
Kraft Heinz Co. (The)	1,858,961	65,751,451
Mondelez International, Inc., Class A	991,910	67,975,592
PepsiCo, Inc.	411,810	71,201,949
Philip Morris International, Inc.	729,408	73,947,383
Procter & Gamble Co. (The)	509,089	83,765,504
Sysco Corp.	892,141	64,965,708
Walmart, Inc.	1,293,682	85,072,528
		1,283,121,310
Energy-2.03%
Kinder Morgan, Inc.	3,710,575	72,319,107
Williams Cos., Inc. (The)	1,635,022	67,869,763
		140,188,870
Financials-18.67%
Aflac, Inc.	714,530	64,214,811
Ameriprise Financial, Inc.	143,264	62,550,495
Arthur J. Gallagher & Co.	278,485	70,548,605
Berkshire Hathaway, Inc., Class B(c)	238,435	98,807,464
Brown & Brown, Inc.	768,488	68,787,361
Cboe Global Markets, Inc.	351,081	60,733,502
Chubb Ltd.	273,520	74,074,687
CME Group, Inc., Class A	323,341	65,631,756
Fiserv, Inc.(c)	459,704	68,845,271
Hartford Financial Services Group, Inc. (The)	687,312	71,102,426
Intercontinental Exchange, Inc.	544,504	72,909,086
JPMorgan Chase & Co.	358,041	72,549,848
Loews Corp.	1,048,949	80,559,283
Marsh & McLennan Cos., Inc.	399,472	82,922,398
Mastercard, Inc., Class A	161,844	72,355,597
S&P Global, Inc.	140,271	59,967,255
Travelers Cos., Inc. (The)	295,604	63,761,783
Visa, Inc., Class A(b)	294,757	80,309,492
		1,290,631,120
Health Care-9.67%
Abbott Laboratories	628,656	64,242,357
	Shares	Value
Health Care-(continued)
AbbVie, Inc.	396,097	$ 63,866,680
Cencora, Inc.(b)	353,591	80,113,113
Hologic, Inc.(b)(c)	819,326	60,449,872
Johnson & Johnson	529,846	77,712,513
Labcorp Holdings, Inc.	325,441	63,431,705
McKesson Corp.	112,367	64,003,119
Medtronic PLC	776,286	63,166,392
Merck & Co., Inc.	524,548	65,851,756
Quest Diagnostics, Inc.	460,267	65,344,106
		668,181,613
Industrials-17.79%
AMETEK, Inc.	445,904	75,616,400
Automatic Data Processing, Inc.	264,066	64,675,045
Broadridge Financial Solutions, Inc.(b)	342,728	68,809,501
Cintas Corp.	93,522	63,405,110
CSX Corp.	1,971,875	66,550,781
General Dynamics Corp.	230,416	69,071,804
Honeywell International, Inc.	365,695	73,939,872
IDEX Corp.	283,734	59,198,262
Illinois Tool Works, Inc.	278,754	67,667,533
Lockheed Martin Corp.	147,794	69,513,430
Nordson Corp.	242,109	56,827,824
Otis Worldwide Corp.	735,736	72,985,011
Paychex, Inc.	517,856	62,225,577
Republic Services, Inc.	509,261	94,310,045
Union Pacific Corp.	244,649	56,959,180
Verisk Analytics, Inc.	266,329	67,322,645
Waste Management, Inc.	376,179	79,272,201
Xylem, Inc.	433,126	61,079,429
		1,229,429,650
Information Technology-6.94%
Amphenol Corp., Class A	523,063	69,237,849
Apple, Inc.	330,264	63,493,254
CDW Corp.	289,787	64,802,169
Cisco Systems, Inc.	1,326,435	61,679,228
Motorola Solutions, Inc.	192,057	70,083,520
Roper Technologies, Inc.	155,104	82,633,207
VeriSign, Inc.(c)	388,931	67,798,452
		479,727,679
Materials-2.90%
Avery Dennison Corp.	276,313	62,886,076
Ecolab, Inc.	274,255	63,682,011
Linde PLC	170,051	74,060,611
		200,628,698
Real Estate-0.85%
Realty Income Corp.	1,107,643	58,771,538
Utilities-14.13%
Alliant Energy Corp.	1,228,149	63,237,392
Atmos Energy Corp.	580,677	67,312,078
CenterPoint Energy, Inc.	2,174,023	66,329,442
CMS Energy Corp.	1,001,650	63,033,834
Consolidated Edison, Inc.	694,428	65,658,167
DTE Energy Co.	540,174	62,946,476
Duke Energy Corp.	672,472	69,647,925
Entergy Corp.	568,021	63,896,682
FirstEnergy Corp.	1,590,198	64,021,371
NiSource, Inc.	2,114,747	61,454,548
PPL Corp.	2,328,703	68,300,859
Public Service Enterprise Group, Inc.	917,162	69,484,193
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
Sempra	845,484	$ 65,127,633
Southern Co. (The)	845,476	67,756,447
WEC Energy Group, Inc.	721,357	58,451,558
		976,658,605
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $6,573,188,014)		6,903,032,446
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.21%
Invesco Private Government Fund, 5.30%(d)(e)(f)	23,509,693	23,509,693
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	60,434,570	$ 60,452,700
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $83,962,393)		83,962,393
TOTAL INVESTMENTS IN SECURITIES-101.09% (Cost $6,657,150,407)		6,986,994,839
OTHER ASSETS LESS LIABILITIES-(1.09)%		(75,424,537)
NET ASSETS-100.00%		$6,911,570,302

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$73,639,326	$(73,639,326)	$-	$-	$-	$52,350
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	62,523,071	431,159,579	(470,172,957)	-	-	23,509,693	1,849,125*
Invesco Private Prime Fund	160,773,612	1,063,595,590	(1,163,970,512)	789	53,221	60,452,700	4,957,953*
Total	$223,296,683	$1,568,394,495	$(1,707,782,795)	$789	$53,221	$83,962,393	$6,859,428

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Minimum Variance ETF (SPMV)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-5.94%
Alphabet, Inc., Class C(b)	172	$ 29,921
AT&T, Inc.(c)	1,311	23,886
Meta Platforms, Inc., Class A	71	33,145
T-Mobile US, Inc.	625	109,350
Verizon Communications, Inc.	2,685	110,488
		306,790
Consumer Discretionary-5.30%
Amazon.com, Inc.(b)	864	152,444
Home Depot, Inc. (The)	363	121,558
		274,002
Consumer Staples-13.18%
Archer-Daniels-Midland Co.	1,081	67,498
Conagra Brands, Inc.	210	6,275
Estee Lauder Cos., Inc. (The), Class A	235	28,990
General Mills, Inc.(c)	1,335	91,781
Hershey Co. (The)	341	67,460
Hormel Foods Corp.	697	21,593
J.M. Smucker Co. (The)	142	15,853
Kellanova	182	10,982
Kraft Heinz Co. (The)	848	29,994
McCormick & Co., Inc.(c)	591	42,682
Mondelez International, Inc., Class A	2,093	143,433
Procter & Gamble Co. (The)(c)	938	154,338
		680,879
Energy-0.34%
Exxon Mobil Corp.	148	17,354
Financials-20.41%
Allstate Corp. (The)	353	59,135
American International Group, Inc.	622	49,026
Aon PLC, Class A(c)	300	84,492
Arch Capital Group Ltd.(b)	381	39,102
Arthur J. Gallagher & Co.	399	101,079
Berkshire Hathaway, Inc., Class B(b)(c)	371	153,742
Chubb Ltd.	546	147,868
JPMorgan Chase & Co.	134	27,152
Marsh & McLennan Cos., Inc.	735	152,571
Progressive Corp. (The)	765	161,553
Travelers Cos., Inc. (The)	95	20,492
Truist Financial Corp.	546	20,611
W.R. Berkley Corp.(c)	468	37,922
		1,054,745
Health Care-19.64%
Abbott Laboratories	1,064	108,730
Amgen, Inc.(c)	111	33,949
Becton, Dickinson and Co.	32	7,423
Bristol-Myers Squibb Co.	490	20,134
Elevance Health, Inc.	193	103,927
Eli Lilly and Co.	167	136,997
IDEXX Laboratories, Inc.(b)	80	39,756
Illumina, Inc.(b)	257	26,800
Insulet Corp.(b)(c)	9	1,595
Intuitive Surgical, Inc.(b)	80	32,170
Johnson & Johnson	18	2,640
Medtronic PLC	495	40,278
Merck & Co., Inc.	970	121,774
Mettler-Toledo International, Inc.(b)	5	7,020
Moderna, Inc.(b)(c)	355	50,605
Pfizer, Inc.	3,603	103,262
	Shares	Value
Health Care-(continued)
Regeneron Pharmaceuticals, Inc.(b)	48	$ 47,048
ResMed, Inc.(c)	153	31,568
Vertex Pharmaceuticals, Inc.(b)	211	96,077
Zoetis, Inc.	18	3,052
		1,014,805
Industrials-1.28%
Republic Services, Inc.	219	40,557
Rollins, Inc.	63	2,878
RTX Corp.	209	22,532
		65,967
Information Technology-22.11%
Accenture PLC, Class A	50	14,115
Adobe, Inc.(b)	210	93,400
Apple, Inc.	554	106,506
Broadcom, Inc.	32	42,514
Cadence Design Systems, Inc.(b)	10	2,863
Cisco Systems, Inc.	637	29,621
Intuit, Inc.	162	93,383
Microsoft Corp.	372	154,428
NVIDIA Corp.	150	164,449
Oracle Corp.	1,116	130,784
QUALCOMM, Inc.	607	123,858
Salesforce, Inc.	315	73,849
ServiceNow, Inc.(b)	68	44,671
Synopsys, Inc.(b)	121	67,857
		1,142,298
Real Estate-1.36%
Crown Castle, Inc.	685	70,213
Utilities-10.30%
AES Corp. (The)(c)	1,452	31,349
American Electric Power Co., Inc.	985	88,896
Constellation Energy Corp.	376	81,686
Dominion Energy, Inc.	403	21,730
Duke Energy Corp.	46	4,764
Eversource Energy	237	14,037
NextEra Energy, Inc.	2,700	216,054
Sempra(c)	940	72,408
Xcel Energy, Inc.	26	1,442
		532,366
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $4,879,145)		5,159,419
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.82%
Invesco Private Government Fund, 5.30%(d)(e)(f)	199,960	199,960
Invesco Private Prime Fund, 5.48%(d)(e)(f)	514,025	514,179
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $714,139)		714,139
TOTAL INVESTMENTS IN SECURITIES-113.68% (Cost $5,593,284)		5,873,558
OTHER ASSETS LESS LIABILITIES-(13.68)%		(706,803)
NET ASSETS-100.00%		$5,166,755
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)
May 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$287,239	$(287,239)	$-	$-	$-	$176
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,950,621	(1,750,661)	-	-	199,960	2,444*
Invesco Private Prime Fund	-	3,964,967	(3,450,701)	-	(87)	514,179	6,527*
Total	$-	$6,202,827	$(5,488,601)	$-	$(87)	$714,139	$9,147

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Momentum ETF (SPMO)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.52%
Communication Services-9.69%
Meta Platforms, Inc., Class A	267,797	$ 125,015,674
Netflix, Inc.(b)	30,089	19,305,704
Take-Two Interactive Software, Inc.(b)(c)	11,245	1,803,248
		146,124,626
Consumer Discretionary-10.94%
Amazon.com, Inc.(b)	641,411	113,170,557
Booking Holdings, Inc.	2,648	9,999,775
Carnival Corp.(b)	53,819	811,590
Chipotle Mexican Grill, Inc.(b)	2,145	6,712,820
D.R. Horton, Inc.	20,603	3,045,123
Hilton Worldwide Holdings, Inc.	16,776	3,365,266
Lennar Corp., Class A	18,429	2,955,090
lululemon athletica, inc.(b)	7,776	2,426,034
Marriott International, Inc., Class A	17,982	4,156,899
NVR, Inc.(b)(c)	209	1,605,273
O’Reilly Automotive, Inc.(b)	3,850	3,708,551
PulteGroup, Inc.	23,872	2,800,663
Royal Caribbean Cruises Ltd.(b)(c)	24,619	3,635,734
TJX Cos., Inc. (The)	63,009	6,496,228
		164,889,603
Consumer Staples-3.55%
Costco Wholesale Corp.	41,309	33,455,746
Mondelez International, Inc., Class A(c)	69,968	4,794,907
Walmart, Inc.	232,081	15,261,647
		53,512,300
Energy-0.54%
Marathon Petroleum Corp.	19,778	3,492,992
Phillips 66	33,062	4,698,441
		8,191,433
Financials-7.24%
Arch Capital Group Ltd.(b)	20,228	2,076,000
Arthur J. Gallagher & Co.	11,406	2,889,482
Berkshire Hathaway, Inc., Class B(b)	134,985	55,937,784
Brown & Brown, Inc.(c)	16,912	1,513,793
Cboe Global Markets, Inc.	11,603	2,007,203
Corpay, Inc.(b)	4,992	1,336,209
Fiserv, Inc.(b)	42,083	6,302,350
JPMorgan Chase & Co.	183,443	37,171,055
		109,233,876
Health Care-8.97%
Amgen, Inc.(c)	33,945	10,382,078
Boston Scientific Corp.(b)	114,764	8,672,716
Cardinal Health, Inc.	21,048	2,089,435
Cencora, Inc.	15,309	3,468,560
Eli Lilly and Co.	87,940	72,140,700
Intuitive Surgical, Inc.(b)(c)	27,438	11,033,369
McKesson Corp.	9,438	5,375,790
Regeneron Pharmaceuticals, Inc.(b)	5,640	5,528,102
Stryker Corp.	21,969	7,493,406
Vertex Pharmaceuticals, Inc.(b)	16,345	7,442,531
West Pharmaceutical Services, Inc.(c)	5,005	1,658,708
		135,285,395
Industrials-7.64%
Broadridge Financial Solutions, Inc.(c)	9,748	1,957,106
Builders FirstSource, Inc.(b)	13,236	2,128,216
Cintas Corp.	7,306	4,953,249
Copart, Inc.(b)	74,109	3,932,223
Eaton Corp. PLC	34,737	11,562,210
	Shares	Value
Industrials-(continued)
Fastenal Co.(c)	45,187	$ 2,981,438
General Electric Co.	120,748	19,940,325
Howmet Aerospace, Inc.	29,200	2,471,780
Hubbell, Inc.	3,938	1,531,449
Ingersoll Rand, Inc.(c)	30,994	2,883,992
PACCAR, Inc.	44,189	4,750,317
Parker-Hannifin Corp.	9,333	4,960,676
Pentair PLC	10,507	855,060
Quanta Services, Inc.	7,436	2,051,890
Republic Services, Inc.	21,525	3,986,215
Trane Technologies PLC	16,474	5,394,576
TransDigm Group, Inc.	5,636	7,570,444
Uber Technologies, Inc.(b)	242,558	15,659,545
United Rentals, Inc.	3,692	2,471,462
Verisk Analytics, Inc.	10,932	2,763,391
W.W. Grainger, Inc.	3,834	3,532,878
Wabtec Corp.	11,029	1,866,438
Waste Management, Inc.	23,860	5,028,018
		115,232,898
Information Technology-48.69%
Accenture PLC, Class A	42,629	12,033,740
Adobe, Inc.(b)	39,212	17,439,929
Advanced Micro Devices, Inc.(b)	165,095	27,554,356
Akamai Technologies, Inc.(b)	10,834	999,328
Amphenol Corp., Class A	40,470	5,357,014
Apple, Inc.	361,028	139,303,197
Applied Materials, Inc.	54,488	11,719,279
Arista Networks, Inc.(b)	23,693	7,052,222
Broadcom, Inc.	54,396	72,267,806
Cadence Design Systems, Inc.(b)	23,547	6,741,742
Fair Isaac Corp.(b)	2,933	3,783,365
Gartner, Inc.(b)	5,122	2,149,550
Intel Corp.	272,366	8,402,491
International Business Machines Corp.	87,448	14,590,699
Intuit, Inc.	21,526	12,408,447
Jabil, Inc.	9,212	1,095,307
KLA Corp.	9,331	7,087,174
Lam Research Corp.	10,580	9,865,215
Microsoft Corp.	317,412	131,767,244
Motorola Solutions, Inc.	10,740	3,919,133
NVIDIA Corp.	165,858	181,835,101
Palo Alto Networks, Inc.(b)	35,750	10,543,033
PTC, Inc.(b)	8,834	1,556,904
Roper Technologies, Inc.	7,849	4,181,633
Salesforce, Inc.	92,028	21,575,044
ServiceNow, Inc.(b)	18,874	12,398,897
Synopsys, Inc.(b)	11,543	6,473,314
		734,101,164
Materials-1.71%
Ecolab, Inc.	17,070	3,963,654
Linde PLC	29,450	12,826,064
Martin Marietta Materials, Inc.	4,381	2,506,282
Sherwin-Williams Co. (The)	15,136	4,598,317
Vulcan Materials Co.	7,170	1,833,871
		25,728,188
Real Estate-0.10%
Iron Mountain, Inc.(c)	18,271	1,474,287
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Momentum ETF (SPMO)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Utilities-0.45%
Constellation Energy Corp.	23,661	$ 5,140,352
NRG Energy, Inc.	20,509	1,661,229
		6,801,581
Total Common Stocks & Other Equity Interests (Cost $1,393,385,129)		1,500,575,351
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $947,831)	947,831	947,831
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.58% (Cost $1,394,332,960)		1,501,523,182
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.09%
Invesco Private Government Fund, 5.30%(d)(e)(f)	4,587,163	$ 4,587,163
Invesco Private Prime Fund, 5.48%(d)(e)(f)	11,791,984	11,795,522
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,382,685)		16,382,685
TOTAL INVESTMENTS IN SECURITIES-100.67% (Cost $1,410,715,645)		1,517,905,867
OTHER ASSETS LESS LIABILITIES-(0.67)%		(10,120,175)
NET ASSETS-100.00%		$1,507,785,692

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$10,112,949	$(9,165,118)	$-	$-	$947,831	$8,368
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	78,145,507	(73,558,344)	-	-	4,587,163	98,026*
Invesco Private Prime Fund	-	172,173,621	(160,372,001)	-	(6,098)	11,795,522	260,197*
Total	$-	$260,432,077	$(243,095,463)	$-	$(6,098)	$17,330,516	$366,591

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 QVM Multi-factor ETF (QVML)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-9.94%
Alphabet, Inc., Class C(b)	259,854	$ 45,204,202
AT&T, Inc.	159,276	2,902,009
Charter Communications, Inc., Class A(b)(c)	2,419	694,543
Comcast Corp., Class A	92,283	3,694,089
Electronic Arts, Inc.	5,830	774,691
Fox Corp., Class A(c)	8,961	308,527
Interpublic Group of Cos., Inc. (The)	8,825	276,840
Live Nation Entertainment, Inc.(b)	3,249	304,561
Meta Platforms, Inc., Class A	49,893	23,291,549
Netflix, Inc.(b)	9,981	6,404,009
News Corp., Class A	11,758	319,700
Omnicom Group, Inc.	4,519	420,086
Paramount Global, Class B	11,680	139,109
T-Mobile US, Inc.	11,221	1,963,226
Verizon Communications, Inc.	95,248	3,919,455
Walt Disney Co. (The)	41,943	4,358,297
Warner Bros. Discovery, Inc.(b)	49,838	410,665
		95,385,558
Consumer Discretionary-9.39%
Airbnb, Inc., Class A(b)	9,344	1,354,226
Amazon.com, Inc.(b)	210,583	37,155,264
Aptiv PLC(b)	6,507	541,773
Best Buy Co., Inc.	4,305	365,150
Booking Holdings, Inc.	797	3,009,751
BorgWarner, Inc.	5,353	190,888
Caesars Entertainment, Inc.(b)	5,137	182,672
CarMax, Inc.(b)(c)	3,462	243,240
Carnival Corp.(b)	20,382	307,361
Chipotle Mexican Grill, Inc.(b)	626	1,959,079
D.R. Horton, Inc.	6,828	1,009,178
Darden Restaurants, Inc.	2,739	411,918
eBay, Inc.	11,337	614,692
Expedia Group, Inc.(b)	3,171	357,879
Ford Motor Co.	88,607	1,074,803
Garmin Ltd.	3,509	574,950
General Motors Co.	31,025	1,395,815
Genuine Parts Co.	3,208	462,401
Home Depot, Inc. (The)	23,015	7,707,033
Lennar Corp., Class A	5,601	898,120
LKQ Corp.	6,022	259,127
Lowe’s Cos., Inc.	13,021	2,881,417
lululemon athletica, inc.(b)	2,635	822,094
Marriott International, Inc., Class A	5,645	1,304,955
MGM Resorts International(b)	6,573	264,037
Mohawk Industries, Inc.(b)	1,283	156,436
NIKE, Inc., Class B	29,454	2,799,603
NVR, Inc.(b)	73	560,693
O’Reilly Automotive, Inc.(b)	1,346	1,296,548
Pool Corp.	855	310,835
PulteGroup, Inc.	4,906	575,572
Ralph Lauren Corp.	963	179,965
Ross Stores, Inc.	7,700	1,076,152
Royal Caribbean Cruises Ltd.(b)	5,109	754,497
Tapestry, Inc.	5,361	233,150
Tesla, Inc.(b)	72,060	12,832,445
TJX Cos., Inc. (The)	26,596	2,742,048
Tractor Supply Co.	2,475	706,093
Ulta Beauty, Inc.(b)	1,199	473,713
		90,045,573
	Shares	Value
Consumer Staples-5.52%
Altria Group, Inc.	39,471	$ 1,825,534
Archer-Daniels-Midland Co.	11,825	738,353
Bunge Global S.A.	3,483	374,736
Campbell Soup Co.(c)	4,290	190,390
Church & Dwight Co., Inc.	5,629	602,359
Clorox Co. (The)(c)	2,856	375,735
Coca-Cola Co. (The)	88,654	5,578,996
Conagra Brands, Inc.	10,800	322,704
Constellation Brands, Inc., Class A(c)	3,664	916,843
Costco Wholesale Corp.	9,724	7,875,370
Dollar Tree, Inc.(b)	4,797	565,806
General Mills, Inc.	12,926	888,662
Hershey Co. (The)	3,317	656,202
Hormel Foods Corp.	6,525	202,145
J.M. Smucker Co. (The)	2,319	258,893
Kellanova	6,243	376,703
Kenvue, Inc.	37,807	729,675
Keurig Dr Pepper, Inc.	23,164	793,367
Kimberly-Clark Corp.	7,418	988,819
Kraft Heinz Co. (The)	18,181	643,062
Kroger Co. (The)	14,709	770,310
Lamb Weston Holdings, Inc.(c)	3,379	298,332
McCormick & Co., Inc.(c)	5,642	407,465
Molson Coors Beverage Co., Class B	4,307	236,067
Mondelez International, Inc., Class A	31,375	2,150,129
Monster Beverage Corp.(b)	16,928	878,902
PepsiCo, Inc.	31,524	5,450,500
Procter & Gamble Co. (The)	53,514	8,805,194
Sysco Corp.	11,711	852,795
Target Corp.	9,074	1,416,996
Tyson Foods, Inc., Class A	6,256	358,156
Walgreens Boots Alliance, Inc.	15,690	254,492
Walmart, Inc.	93,620	6,156,451
		52,940,143
Energy-3.88%
APA Corp.	7,321	223,510
Baker Hughes Co., Class A	22,024	737,364
Chevron Corp.	40,671	6,600,903
ConocoPhillips	26,980	3,142,630
Coterra Energy, Inc.	17,229	491,371
Devon Energy Corp.	14,041	689,132
Diamondback Energy, Inc.	4,086	814,176
EOG Resources, Inc.	12,952	1,613,172
EQT Corp.	9,198	377,946
Exxon Mobil Corp.	88,995	10,435,554
Halliburton Co.	20,073	736,679
Hess Corp.	6,385	983,929
Kinder Morgan, Inc.	42,670	831,638
Marathon Oil Corp.	13,517	391,452
Marathon Petroleum Corp.	8,304	1,466,569
Occidental Petroleum Corp.	14,808	925,500
ONEOK, Inc.	12,768	1,034,208
Phillips 66	9,670	1,374,204
Schlumberger N.V.	31,194	1,431,493
Targa Resources Corp.	4,914	580,982
Valero Energy Corp.	7,544	1,185,464
Williams Cos., Inc. (The)	27,056	1,123,095
		37,190,971
Financials-13.16%
Aflac, Inc.	11,819	1,062,174
Allstate Corp. (The)	6,110	1,023,547
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
American Express Co.	13,080	$ 3,139,200
American International Group, Inc.	15,464	1,218,872
Ameriprise Financial, Inc.	2,245	980,189
Arch Capital Group Ltd.(b)	8,334	855,318
Arthur J. Gallagher & Co.	4,798	1,215,477
Assurant, Inc.	1,245	215,970
Bank of America Corp.	153,057	6,120,749
Bank of New York Mellon Corp. (The)	17,486	1,042,340
Berkshire Hathaway, Inc., Class B(b)	41,993	17,401,899
BlackRock, Inc.	3,088	2,384,029
Blackstone, Inc., Class A	16,711	2,013,676
Brown & Brown, Inc.(c)	5,462	488,904
Capital One Financial Corp.	8,750	1,204,263
Cboe Global Markets, Inc.	2,534	438,357
Charles Schwab Corp. (The)	32,646	2,392,299
Chubb Ltd.	9,275	2,511,855
Cincinnati Financial Corp.	3,550	417,409
Citigroup, Inc.	41,903	2,610,976
Citizens Financial Group, Inc.	9,857	347,854
CME Group, Inc., Class A	8,168	1,657,941
Comerica, Inc.	2,865	146,803
Corpay, Inc.(b)	1,658	443,797
Discover Financial Services	6,042	741,112
Everest Group Ltd.	1,011	395,230
FactSet Research Systems, Inc.	883	356,962
Fifth Third Bancorp	15,141	566,576
Fiserv, Inc.(b)	13,446	2,013,673
Franklin Resources, Inc.(c)	6,488	153,117
Global Payments, Inc.	5,958	606,822
Globe Life, Inc.	1,988	164,527
Goldman Sachs Group, Inc. (The)	7,364	3,361,813
Hartford Financial Services Group, Inc. (The)	6,702	693,322
Huntington Bancshares, Inc.	32,500	452,400
Intercontinental Exchange, Inc.	12,850	1,720,615
Invesco Ltd.(d)	10,217	160,509
Jack Henry & Associates, Inc.	1,637	269,581
JPMorgan Chase & Co.	64,463	13,062,138
KeyCorp	19,981	287,127
Loews Corp.	4,252	326,554
M&T Bank Corp.	3,836	581,538
MarketAxess Holdings, Inc.	814	161,929
Marsh & McLennan Cos., Inc.	11,075	2,298,948
Mastercard, Inc., Class A	19,028	8,506,848
MetLife, Inc.	13,804	998,995
Moody’s Corp.	3,487	1,384,304
Morgan Stanley	28,710	2,808,986
Nasdaq, Inc.	7,718	455,594
Northern Trust Corp.	4,897	412,523
PayPal Holdings, Inc.(b)	24,981	1,573,553
PNC Financial Services Group, Inc. (The)	8,813	1,387,078
Principal Financial Group, Inc.	5,129	420,783
Progressive Corp. (The)	12,806	2,704,371
Prudential Financial, Inc.	8,123	977,603
Raymond James Financial, Inc.	4,353	534,331
Regions Financial Corp.	20,931	405,015
S&P Global, Inc.	7,363	3,147,756
State Street Corp.	7,398	559,215
Synchrony Financial	9,259	405,544
T. Rowe Price Group, Inc.	4,894	576,660
Travelers Cos., Inc. (The)	5,170	1,115,169
Truist Financial Corp.	28,295	1,068,136
U.S. Bancorp	34,274	1,389,811
	Shares	Value
Financials-(continued)
Visa, Inc., Class A(c)	36,654	$ 9,986,749
W.R. Berkley Corp.	4,707	381,408
Wells Fargo & Co.	79,910	4,788,207
Willis Towers Watson PLC	2,333	595,592
		126,292,622
Health Care-11.78%
Abbott Laboratories	39,015	3,986,943
AbbVie, Inc.	39,225	6,324,639
Agilent Technologies, Inc.	6,213	810,237
Align Technology, Inc.(b)	1,649	424,139
Amgen, Inc.	11,978	3,663,471
Baxter International, Inc.	11,270	384,194
Becton, Dickinson and Co.	6,558	1,521,259
Biogen, Inc.(b)	3,266	734,654
Bio-Rad Laboratories, Inc., Class A(b)(c)	493	141,422
Boston Scientific Corp.(b)	32,506	2,456,478
Bristol-Myers Squibb Co.	44,918	1,845,681
Cardinal Health, Inc.	5,826	578,347
Cencora, Inc.	3,792	859,154
Centene Corp.(b)	12,394	887,287
Charles River Laboratories International, Inc.(b)	1,159	241,582
Cigna Group (The)	6,545	2,255,538
Cooper Cos., Inc. (The)	4,259	401,666
CVS Health Corp.	28,907	1,722,857
Danaher Corp.	14,896	3,825,293
DaVita, Inc.(b)	1,212	178,310
DexCom, Inc.(b)(c)	7,515	892,557
Edwards Lifesciences Corp.(b)	13,172	1,144,515
Elevance Health, Inc.	5,280	2,843,174
Eli Lilly and Co.	17,506	14,360,872
GE HealthCare Technologies, Inc.(c)	8,983	700,674
Gilead Sciences, Inc.	27,963	1,797,182
HCA Healthcare, Inc.	4,328	1,470,438
Henry Schein, Inc.(b)	2,892	200,531
Hologic, Inc.(b)	5,625	415,013
Humana, Inc.	2,873	1,028,879
IDEXX Laboratories, Inc.(b)	1,925	956,629
Illumina, Inc.(b)	3,714	387,296
Incyte Corp.(b)	4,142	239,366
Intuitive Surgical, Inc.(b)	7,911	3,181,171
IQVIA Holdings, Inc.(b)	4,059	889,286
Johnson & Johnson	55,639	8,160,572
Labcorp Holdings, Inc.(c)	1,902	370,719
McKesson Corp.	2,992	1,704,213
Medtronic PLC(c)	29,308	2,384,792
Merck & Co., Inc.	59,461	7,464,734
Molina Healthcare, Inc.(b)	1,351	424,998
Quest Diagnostics, Inc.	2,501	355,067
Regeneron Pharmaceuticals, Inc.(b)	2,407	2,359,245
Revvity, Inc.(c)	2,832	309,424
STERIS PLC	2,360	525,997
Stryker Corp.	7,526	2,567,043
Teleflex, Inc.	1,101	230,186
Thermo Fisher Scientific, Inc.	8,433	4,789,775
UnitedHealth Group, Inc.	22,029	10,912,506
Universal Health Services, Inc., Class B	1,367	259,457
Vertex Pharmaceuticals, Inc.(b)	5,954	2,711,094
Viatris, Inc.	28,154	298,432
Waters Corp.(b)	1,346	415,779
West Pharmaceutical Services, Inc.	1,728	572,677

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Zimmer Biomet Holdings, Inc.	4,670	$ 537,751
Zoetis, Inc.	11,214	1,901,446
		113,006,641
Industrials-8.13%
A.O. Smith Corp.	2,827	236,450
Allegion PLC	2,014	245,345
American Airlines Group, Inc.(b)(c)	14,153	162,760
AMETEK, Inc.	5,230	886,903
Automatic Data Processing, Inc.	9,576	2,345,354
Broadridge Financial Solutions, Inc.	2,766	555,330
Builders FirstSource, Inc.(b)	2,717	436,866
C.H. Robinson Worldwide, Inc.	2,625	226,721
Carrier Global Corp.	18,282	1,155,240
Caterpillar, Inc.	11,475	3,884,517
Cintas Corp.	1,980	1,342,381
Copart, Inc.(b)	19,220	1,019,813
CSX Corp.	44,496	1,501,740
Cummins, Inc.	3,167	892,239
Dayforce, Inc.(b)(c)	3,651	180,578
Deere & Co.	6,029	2,259,428
Delta Air Lines, Inc.(c)	14,323	730,759
Dover Corp.	3,162	581,239
Eaton Corp. PLC	8,791	2,926,084
Emerson Electric Co.	12,541	1,406,599
Equifax, Inc.	2,801	648,123
Expeditors International of Washington, Inc.	3,358	405,982
Fastenal Co.(c)	12,690	837,286
FedEx Corp.(c)	5,269	1,338,115
Fortive Corp.	8,249	614,056
Generac Holdings, Inc.(b)	1,393	205,064
General Dynamics Corp.	5,111	1,532,124
General Electric Co.	24,210	3,998,039
Honeywell International, Inc.	14,771	2,986,549
Howmet Aerospace, Inc.	8,839	748,221
Hubbell, Inc.	1,245	484,168
Huntington Ingalls Industries, Inc.	927	234,624
Illinois Tool Works, Inc.	6,234	1,513,304
Ingersoll Rand, Inc.(c)	9,268	862,387
J.B. Hunt Transport Services, Inc.	1,888	303,496
Jacobs Solutions, Inc.	2,945	410,356
Johnson Controls International PLC	15,329	1,102,308
L3Harris Technologies, Inc.	4,256	956,876
Leidos Holdings, Inc.	3,170	466,149
Lockheed Martin Corp.	4,937	2,322,069
Masco Corp.	5,041	352,467
Nordson Corp.	1,253	294,104
Norfolk Southern Corp.	5,099	1,146,255
Northrop Grumman Corp.	3,203	1,443,816
Old Dominion Freight Line, Inc.	4,123	722,556
PACCAR, Inc.	11,363	1,221,523
Parker-Hannifin Corp.	2,928	1,556,291
Paychex, Inc.(c)	7,382	887,021
Paycom Software, Inc.	1,075	156,219
Pentair PLC	3,735	303,954
Quanta Services, Inc.	3,283	905,911
Republic Services, Inc.	4,619	855,393
Robert Half, Inc.	2,397	153,959
Rockwell Automation, Inc.	2,540	654,126
Rollins, Inc.	6,444	294,426
RTX Corp.(c)	32,311	3,483,449
Snap-on, Inc.	1,196	326,341
Southwest Airlines Co.	12,781	343,042
	Shares	Value
Industrials-(continued)
Stanley Black & Decker, Inc.	3,522	$ 307,013
Textron, Inc.	4,509	395,033
Trane Technologies PLC	5,085	1,665,134
Uber Technologies, Inc.(b)	47,894	3,092,037
Union Pacific Corp.	14,172	3,299,525
United Airlines Holdings, Inc.(b)	7,671	406,486
United Parcel Service, Inc., Class B	15,890	2,207,598
United Rentals, Inc.	1,594	1,067,040
Veralto Corp.	4,977	490,633
Verisk Analytics, Inc.	3,365	850,605
W.W. Grainger, Inc.	1,004	925,146
Wabtec Corp.	4,090	692,151
Waste Management, Inc.	8,212	1,730,515
Xylem, Inc.	5,601	789,853
		77,965,264
Information Technology-31.62%
Accenture PLC, Class A	13,981	3,946,696
Adobe, Inc.(b)	10,622	4,724,241
Advanced Micro Devices, Inc.(b)	33,389	5,572,624
Akamai Technologies, Inc.(b)	3,562	328,559
Amphenol Corp., Class A	13,386	1,771,905
Analog Devices, Inc.	11,287	2,646,689
ANSYS, Inc.(b)	1,967	624,424
Apple, Inc.	355,376	68,321,036
Applied Materials, Inc.	17,985	3,868,214
Arista Networks, Inc.(b)	5,572	1,658,506
Autodesk, Inc.(b)	4,962	1,000,339
Broadcom, Inc.	9,628	12,791,279
Cadence Design Systems, Inc.(b)	5,999	1,717,574
CDW Corp.	3,095	692,104
Cisco Systems, Inc.	91,366	4,248,519
Cognizant Technology Solutions Corp., Class A	11,824	782,158
Corning, Inc.	17,057	635,544
EPAM Systems, Inc.(b)	1,331	236,825
F5, Inc.(b)	1,373	231,996
Fair Isaac Corp.(b)	551	710,751
First Solar, Inc.(b)	2,347	637,821
Fortinet, Inc.(b)	13,978	829,175
Gartner, Inc.(b)	1,753	735,681
Gen Digital, Inc.	12,758	316,781
Hewlett Packard Enterprise Co.	24,297	428,842
HP, Inc.	19,018	694,157
Intel Corp.	93,764	2,892,619
International Business Machines Corp.	19,477	3,249,737
Intuit, Inc.	6,460	3,723,802
Jabil, Inc.	2,719	323,289
Juniper Networks, Inc.	7,372	262,959
Keysight Technologies, Inc.(b)	4,086	565,829
KLA Corp.	2,931	2,226,182
Lam Research Corp.	2,850	2,657,454
Microchip Technology, Inc.	11,724	1,139,925
Micron Technology, Inc.	23,536	2,942,000
Microsoft Corp.	173,892	72,187,786
Monolithic Power Systems, Inc.	1,074	790,067
Motorola Solutions, Inc.	3,680	1,342,869
NetApp, Inc.	4,145	499,182
NVIDIA Corp.	50,065	54,887,761
NXP Semiconductors N.V. (China)	5,790	1,575,459
ON Semiconductor Corp.(b)	9,914	724,119
Oracle Corp.	35,738	4,188,136
Palo Alto Networks, Inc.(b)	7,825	2,307,671

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
PTC, Inc.(b)	2,751	$ 484,836
Qorvo, Inc.(b)	2,176	214,097
QUALCOMM, Inc.	23,660	4,827,823
Roper Technologies, Inc.	2,435	1,297,271
Salesforce, Inc.	22,360	5,242,078
ServiceNow, Inc.(b)	4,884	3,208,446
Skyworks Solutions, Inc.	3,613	334,781
Synopsys, Inc.(b)	3,435	1,926,348
TE Connectivity Ltd.	7,139	1,068,708
Teledyne Technologies, Inc.(b)	1,113	441,805
Teradyne, Inc.	3,352	472,431
Texas Instruments, Inc.	19,989	3,898,055
Trimble, Inc.(b)	5,685	316,541
Tyler Technologies, Inc.(b)	994	477,478
Western Digital Corp.(b)	6,737	507,229
		303,357,213
Materials-2.25%
Albemarle Corp.(c)	2,823	346,072
Amcor PLC	32,174	327,210
Avery Dennison Corp.	1,834	417,400
Ball Corp.	7,137	495,522
Celanese Corp.	2,240	340,570
CF Industries Holdings, Inc.	4,414	351,928
Corteva, Inc.	15,781	882,789
Dow, Inc.	15,581	897,933
DuPont de Nemours, Inc.	9,572	786,436
Eastman Chemical Co.	2,735	277,138
Ecolab, Inc.	5,775	1,340,955
Freeport-McMoRan, Inc.	32,150	1,695,270
International Flavors & Fragrances, Inc.	5,847	562,364
International Paper Co.	7,924	357,293
Linde PLC	10,618	4,624,351
LyondellBasell Industries N.V., Class A	6,013	597,812
Martin Marietta Materials, Inc.	1,328	759,722
Mosaic Co. (The)	7,320	226,408
Newmont Corp.	24,217	1,015,661
Nucor Corp.	5,792	977,979
Packaging Corp. of America	2,075	380,742
PPG Industries, Inc.	5,498	722,492
Sherwin-Williams Co. (The)	5,254	1,596,165
Steel Dynamics, Inc.	3,658	489,696
Vulcan Materials Co.	2,994	765,775
WestRock Co.	5,662	303,710
		21,539,393
Real Estate-1.86%
Alexandria Real Estate Equities, Inc.	3,285	390,915
AvalonBay Communities, Inc.	3,201	616,769
Boston Properties, Inc.	3,047	184,861
CBRE Group, Inc., Class A(b)	6,860	604,160
CoStar Group, Inc.(b)	9,364	731,984
Digital Realty Trust, Inc.	6,712	975,522
Equinix, Inc.	2,092	1,596,154
Equity Residential	7,762	504,763
Essex Property Trust, Inc.(c)	1,430	371,500
Extra Space Storage, Inc.	4,676	676,944
Federal Realty Investment Trust	1,706	172,221
Healthpeak Properties, Inc.	15,254	303,555
Host Hotels & Resorts, Inc.	16,322	292,817
Invitation Homes, Inc.	13,094	455,540
Iron Mountain, Inc.(c)	6,663	537,637
Kimco Realty Corp.	14,245	275,783
	Shares	Value
Real Estate-(continued)
Mid-America Apartment Communities, Inc.	2,551	$ 341,094
Prologis, Inc.	20,945	2,314,213
Public Storage	3,561	975,109
Realty Income Corp.	18,782	996,573
Regency Centers Corp.	3,497	214,716
Simon Property Group, Inc.	7,173	1,085,347
UDR, Inc.	6,740	260,299
Ventas, Inc.	9,142	459,477
VICI Properties, Inc.	23,481	674,139
Welltower, Inc.	12,536	1,299,607
Weyerhaeuser Co.	16,963	509,399
		17,821,098
Utilities-2.40%
Alliant Energy Corp.	5,810	299,157
Ameren Corp.	5,977	438,533
American Electric Power Co., Inc.	11,976	1,080,834
Atmos Energy Corp.	3,396	393,664
CenterPoint Energy, Inc.	14,323	436,995
CMS Energy Corp.	6,494	408,667
Consolidated Edison, Inc.	7,578	716,500
Constellation Energy Corp.	6,768	1,470,348
Dominion Energy, Inc.	19,208	1,035,695
DTE Energy Co.	4,666	543,729
Duke Energy Corp.	17,023	1,763,072
Edison International	8,915	685,118
Entergy Corp.	4,767	536,240
Evergy, Inc.	5,244	286,637
Eversource Energy	8,188	484,975
Exelon Corp.	21,996	825,950
FirstEnergy Corp.	11,778	474,182
NextEra Energy, Inc.	46,187	3,695,884
NiSource, Inc.	9,355	271,856
NRG Energy, Inc.	4,757	385,317
PG&E Corp.	48,913	906,847
Pinnacle West Capital Corp.(c)	2,600	205,036
PPL Corp.	16,898	495,618
Public Service Enterprise Group, Inc.	10,848	821,845
Sempra	14,230	1,096,137
Southern Co. (The)	24,180	1,937,785
WEC Energy Group, Inc.	6,890	558,297
Xcel Energy, Inc.	14,471	802,417
		23,057,335
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $758,412,097)		958,601,811
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.64%
Invesco Private Government Fund, 5.30%(d)(e)(f)	3,511,414	3,511,414

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	12,239,235	$ 12,242,907
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,754,499)		15,754,321
TOTAL INVESTMENTS IN SECURITIES-101.57% (Cost $774,166,596)		974,356,132
OTHER ASSETS LESS LIABILITIES-(1.57)%		(15,076,026)
NET ASSETS-100.00%		$959,280,106
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Invesco Ltd.	$165,664	$6,419	$(10,437)	$(580)	$(557)	$160,509	$6,148
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	12,730,462	(12,730,462)	-	-	-	14,387
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,093,256	39,449,973	(40,031,815)	-	-	3,511,414	183,263*
Invesco Private Prime Fund	10,525,517	93,417,449	(91,704,925)	(178)	5,044	12,242,907	494,608*
Total	$14,784,437	$145,604,303	$(144,477,639)	$(758)	$4,487	$15,914,830	$698,406

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.44%
Communication Services-1.53%
Frontier Communications Parent, Inc.(b)(c)	28,131	$ 749,972
New York Times Co. (The), Class A	21,661	1,109,043
Nexstar Media Group, Inc., Class A(c)	4,293	711,307
TEGNA, Inc.	24,747	368,978
TKO Group Holdings, Inc.	8,157	889,684
Ziff Davis, Inc.(b)(c)	5,973	344,105
ZoomInfo Technologies, Inc., Class A(b)(c)	39,629	486,644
		4,659,733
Consumer Discretionary-14.44%
Adient PLC(b)	11,599	327,556
Aramark	32,799	1,054,488
Autoliv, Inc. (Sweden)(c)	9,484	1,209,874
AutoNation, Inc.(b)(c)	3,445	586,511
Boyd Gaming Corp.	9,385	500,408
Brunswick Corp.(c)	8,815	727,502
Capri Holdings Ltd.(b)(c)	15,078	520,945
Carter’s, Inc.(c)	4,541	310,604
Columbia Sportswear Co.(c)	4,542	388,886
Crocs, Inc.(b)	7,918	1,232,358
Dick’s Sporting Goods, Inc.(c)	7,813	1,778,551
Five Below, Inc.(b)(c)	6,911	954,616
Floor & Decor Holdings, Inc., Class A(b)(c)	13,245	1,547,811
GameStop Corp., Class A(b)	32,339	748,324
Gap, Inc. (The)(c)	27,494	796,226
Gentex Corp.(c)	29,697	1,039,395
Goodyear Tire & Rubber Co. (The)(b)	36,708	451,875
Graham Holdings Co., Class B	439	330,317
Grand Canyon Education, Inc.(b)	3,837	546,619
H&R Block, Inc.	18,486	917,645
Harley-Davidson, Inc.	15,332	550,112
Helen of Troy Ltd.(b)(c)	3,232	345,436
Hilton Grand Vacations, Inc.(b)(c)	8,808	364,035
Hyatt Hotels Corp., Class A	5,558	819,638
KB Home	9,572	675,783
Lear Corp.	7,365	923,203
Leggett & Platt, Inc.	16,601	192,572
Light & Wonder, Inc.(b)(c)	11,561	1,103,844
Lithia Motors, Inc., Class A(c)	3,600	911,304
Macy’s, Inc.	30,689	597,822
Marriott Vacations Worldwide Corp.	4,108	370,829
Mattel, Inc.(b)(c)	46,205	821,987
Murphy USA, Inc.(c)	2,528	1,109,160
Nordstrom, Inc.	14,654	323,853
Ollie’s Bargain Outlet Holdings, Inc.(b)	8,502	700,820
PENN Entertainment, Inc.(b)(c)	19,793	346,378
Penske Automotive Group, Inc.	2,476	376,600
Polaris, Inc.	6,948	580,853
PVH Corp.	7,866	943,999
Service Corp. International(c)	18,428	1,320,550
Skechers U.S.A., Inc., Class A(b)	17,484	1,248,707
Taylor Morrison Home Corp., Class A(b)	13,751	795,220
Tempur Sealy International, Inc.	22,018	1,130,844
Texas Roadhouse, Inc.	8,482	1,464,587
Thor Industries, Inc.(c)	8,213	815,058
Toll Brothers, Inc.	13,465	1,637,883
TopBuild Corp.(b)	4,010	1,675,979
Travel + Leisure Co.	8,981	394,625
Under Armour, Inc., Class A(b)	50,725	364,713
Valvoline, Inc.(b)(c)	17,621	715,413
Visteon Corp.(b)	3,427	381,665
Wendy’s Co. (The)	20,510	357,900
	Shares	Value
Consumer Discretionary-(continued)
Williams-Sonoma, Inc.	8,117	$ 2,380,067
Wyndham Hotels & Resorts, Inc.	10,915	772,345
YETI Holdings, Inc.(b)(c)	12,021	489,736
		43,974,031
Consumer Staples-5.34%
BellRing Brands, Inc.(b)	15,980	929,557
BJ’s Wholesale Club Holdings, Inc.(b)	17,430	1,535,060
Boston Beer Co., Inc. (The), Class A(b)	1,240	388,951
Casey’s General Stores, Inc.	4,869	1,615,437
Celsius Holdings, Inc.(b)(c)	17,770	1,421,244
Coca-Cola Consolidated, Inc.	627	615,112
Coty, Inc., Class A(b)	47,927	496,524
Darling Ingredients, Inc.(b)	20,102	812,121
e.l.f. Beauty, Inc.(b)	7,158	1,337,902
Flowers Foods, Inc.	24,526	569,494
Grocery Outlet Holding Corp.(b)(c)	12,404	272,764
Ingredion, Inc.	8,487	997,901
Lancaster Colony Corp.	2,652	491,946
Performance Food Group Co.(b)	20,007	1,392,487
Pilgrim’s Pride Corp.(b)	5,095	183,063
Post Holdings, Inc.(b)	6,552	698,247
Sprouts Farmers Market, Inc.(b)	12,895	1,018,447
US Foods Holding Corp.(b)	28,264	1,493,187
		16,269,444
Energy-6.16%
Antero Midstream Corp.	43,269	633,891
Antero Resources Corp.(b)	34,789	1,239,532
ChampionX Corp.	24,912	812,630
Chesapeake Energy Corp.(c)	14,495	1,318,030
Chord Energy Corp.(c)	5,304	983,415
Civitas Resources, Inc.	11,047	812,617
CNX Resources Corp.(b)(c)	20,238	532,260
DT Midstream, Inc.(c)	12,328	826,962
Equitrans Midstream Corp.	53,721	767,136
HF Sinclair Corp.	20,123	1,111,393
Matador Resources Co.	14,164	898,706
Murphy Oil Corp.	19,042	814,807
NOV, Inc.	49,716	935,655
Ovintiv, Inc.	32,716	1,690,436
PBF Energy, Inc., Class A	13,631	631,524
Permian Resources Corp.	53,277	873,210
Range Resources Corp.	29,977	1,106,451
Southwestern Energy Co.(b)	142,423	1,072,445
Valaris Ltd.(b)(c)	7,762	600,779
Weatherford International PLC(b)	9,044	1,088,355
		18,750,234
Financials-16.85%
Affiliated Managers Group, Inc.	4,279	695,765
Ally Financial, Inc.	35,851	1,397,113
American Financial Group, Inc.	8,358	1,085,788
Associated Banc-Corp	19,105	409,229
Bank OZK(c)	13,690	573,337
Brighthouse Financial, Inc.(b)(c)	8,227	366,184
Cadence Bank	23,162	661,275
Carlyle Group, Inc. (The)(c)	27,382	1,176,331
CNO Financial Group, Inc.	14,128	405,332
Columbia Banking System, Inc.	24,940	480,843
Commerce Bancshares, Inc.	15,082	839,162
Cullen/Frost Bankers, Inc.	8,080	820,766
East West Bancorp, Inc.	17,141	1,271,691
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Equitable Holdings, Inc.	42,352	$ 1,757,184
Erie Indemnity Co., Class A	3,174	1,150,353
Essent Group Ltd.	13,675	775,372
Euronet Worldwide, Inc.(b)(c)	5,552	647,252
Evercore, Inc., Class A	4,303	873,251
F.N.B. Corp.	44,757	616,304
Federated Hermes, Inc., Class B	10,633	352,697
Fidelity National Financial, Inc.(c)	32,482	1,635,794
First American Financial Corp.	13,514	751,108
First Financial Bankshares, Inc.(c)	15,849	475,153
First Horizon Corp.	68,078	1,078,356
FirstCash Holdings, Inc.	4,734	558,233
Glacier Bancorp, Inc.(c)	13,452	502,836
Hancock Whitney Corp.	10,880	508,422
Hanover Insurance Group, Inc. (The)	4,596	606,350
Home BancShares, Inc.	23,684	557,048
Houlihan Lokey, Inc.	6,867	929,448
Interactive Brokers Group, Inc., Class A	13,654	1,716,581
International Bancshares Corp.	6,549	372,180
Janus Henderson Group PLC(c)	16,400	549,400
Jefferies Financial Group, Inc.	21,503	1,000,320
Kemper Corp.	7,581	453,647
Kinsale Capital Group, Inc.	2,669	1,023,882
MGIC Investment Corp.	35,595	747,495
New York Community Bancorp, Inc.	131,315	432,026
Old National Bancorp	36,910	630,792
Old Republic International Corp.	33,193	1,054,874
Pinnacle Financial Partners, Inc.	9,676	769,339
Primerica, Inc.	4,395	992,787
Prosperity Bancshares, Inc.	11,859	738,816
Reinsurance Group of America, Inc.	8,226	1,725,815
RenaissanceRe Holdings Ltd. (Bermuda)	6,700	1,526,662
RLI Corp.	5,097	744,060
SEI Investments Co.	12,640	855,854
Selective Insurance Group, Inc.	7,787	760,089
SLM Corp.	29,386	630,624
SouthState Corp.(c)	9,805	758,025
Starwood Property Trust, Inc.(c)	38,557	749,548
Stifel Financial Corp.	13,296	1,076,311
Synovus Financial Corp.(c)	17,975	713,428
Texas Capital Bancshares, Inc.(b)(c)	5,844	352,276
UMB Financial Corp.	5,479	451,689
United Bankshares, Inc.	17,170	556,995
Unum Group	23,069	1,242,496
Valley National Bancorp	54,082	385,605
Voya Financial, Inc.	13,504	1,023,873
Webster Financial Corp.	21,552	953,029
Western Union Co. (The)	45,716	585,165
WEX, Inc.(b)(c)	5,347	1,001,600
Wintrust Financial Corp.(c)	7,661	755,451
		51,288,711
Health Care-7.28%
Acadia Healthcare Co., Inc.(b)	11,696	805,737
Azenta, Inc.(b)(c)	7,621	384,937
Bruker Corp.	11,412	747,600
Chemed Corp.	1,909	1,058,292
Doximity, Inc., Class A(b)(c)	15,000	415,950
Encompass Health Corp.	12,533	1,082,726
Enovis Corp.(b)	5,933	298,252
Envista Holdings Corp.(b)(c)	21,461	415,485
Exelixis, Inc.(b)	39,177	849,749
Globus Medical, Inc., Class A(b)(c)	14,716	987,591
	Shares	Value
Health Care-(continued)
Haemonetics Corp.(b)(c)	6,157	$ 517,681
HealthEquity, Inc.(b)	11,306	923,474
Integra LifeSciences Holdings Corp.(b)	8,775	271,147
Jazz Pharmaceuticals PLC(b)(c)	8,218	864,944
Lantheus Holdings, Inc.(b)	9,302	761,183
LivaNova PLC(b)(c)	7,289	445,139
Medpace Holdings, Inc.(b)	2,911	1,124,636
Neurocrine Biosciences, Inc.(b)	12,507	1,693,573
Option Care Health, Inc.(b)(c)	22,729	677,779
Penumbra, Inc.(b)(c)	4,679	886,530
Perrigo Co. PLC	16,309	448,987
Progyny, Inc.(b)(c)	11,440	308,308
QuidelOrtho Corp.(b)	6,646	293,687
Repligen Corp.(b)(c)	6,646	990,852
Shockwave Medical, Inc.(b)	4,837	1,620,395
Tenet Healthcare Corp.(b)	12,526	1,693,766
United Therapeutics Corp.(b)	5,772	1,588,050
		22,156,450
Industrials-23.83%
Acuity Brands, Inc.	3,845	998,200
Advanced Drainage Systems, Inc.	8,820	1,530,182
AECOM	17,739	1,549,324
AGCO Corp.	7,912	849,195
Avis Budget Group, Inc.(c)	2,395	272,383
Brink’s Co. (The)	5,704	588,881
BWX Technologies, Inc.	11,243	1,035,818
CACI International, Inc., Class A(b)	2,854	1,211,466
Carlisle Cos., Inc.	6,084	2,544,876
Clean Harbors, Inc.(b)	6,214	1,345,890
Comfort Systems USA, Inc.	4,484	1,467,793
Concentrix Corp.(c)	6,410	393,125
Core & Main, Inc., Class A(b)	20,910	1,203,580
Crane Co.	6,077	905,959
Curtiss-Wright Corp.	4,804	1,358,667
Donaldson Co., Inc.	15,155	1,116,620
EMCOR Group, Inc.	5,833	2,267,054
EnerSys	5,222	563,140
ESAB Corp.	7,262	746,679
ExlService Holdings, Inc.(b)	20,878	623,417
Exponent, Inc.	6,565	624,463
Flowserve Corp.	16,821	836,004
Fluor Corp.(b)	22,007	955,104
Fortune Brands Innovations, Inc.	16,443	1,151,997
FTI Consulting, Inc.(b)(c)	4,580	983,784
GATX Corp.	4,431	611,301
Genpact Ltd.	21,487	710,360
Graco, Inc.	21,562	1,741,132
GXO Logistics, Inc.(b)(c)	15,891	798,205
Hertz Global Holdings, Inc.(b)(c)	19,723	85,992
Hexcel Corp.	10,605	730,366
Insperity, Inc.	4,579	433,723
ITT, Inc.	10,474	1,391,785
KBR, Inc.	16,905	1,109,982
Kirby Corp.(b)	7,513	932,889
Knight-Swift Transportation Holdings, Inc.	21,167	1,021,308
Landstar System, Inc.	4,803	874,290
Lennox International, Inc.	4,085	2,053,121
Lincoln Electric Holdings, Inc.	7,430	1,458,955
ManpowerGroup, Inc.	6,286	469,061
MasTec, Inc.(b)(c)	6,627	743,881
Maximus, Inc.	7,673	660,645
MDU Resources Group, Inc.	25,906	653,867

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Middleby Corp. (The)(b)	6,837	$ 881,358
MSA Safety, Inc.	4,706	847,080
MSC Industrial Direct Co., Inc., Class A(c)	6,105	524,420
nVent Electric PLC	20,803	1,692,948
Oshkosh Corp.	8,391	954,308
Owens Corning	11,373	2,059,309
Paylocity Holding Corp.(b)	5,644	802,408
RBC Bearings, Inc.(b)(c)	3,773	1,114,091
Regal Rexnord Corp.	8,763	1,310,419
Ryder System, Inc.	5,720	694,808
Saia, Inc.(b)	3,246	1,329,172
Science Applications International Corp.	6,654	895,961
Sensata Technologies Holding PLC	19,492	805,409
Simpson Manufacturing Co., Inc.	5,402	896,300
Stericycle, Inc.(b)(c)	12,248	631,262
Terex Corp.	8,684	518,174
Tetra Tech, Inc.	6,592	1,380,958
Timken Co. (The)	8,258	717,538
Toro Co. (The)	13,168	1,055,942
Trex Co., Inc.(b)	13,574	1,173,880
UFP Industries, Inc.	8,028	959,185
Valmont Industries, Inc.	2,737	688,082
Watsco, Inc.(c)	4,364	2,072,464
Watts Water Technologies, Inc., Class A	3,516	700,141
Werner Enterprises, Inc.(c)	8,836	331,969
WESCO International, Inc.	5,459	979,836
Woodward, Inc.	7,419	1,383,644
XPO, Inc.(b)	14,337	1,533,772
		72,539,302
Information Technology-8.56%
Allegro MicroSystems, Inc. (Japan)(b)(c)	9,262	279,157
Amkor Technology, Inc.	11,554	376,545
Arrow Electronics, Inc.(b)	6,794	892,120
ASGN, Inc.(b)(c)	6,037	566,935
Aspen Technology, Inc.(b)(c)	3,574	752,863
Avnet, Inc.	11,442	624,733
Belden, Inc.	5,164	494,143
Blackbaud, Inc.(b)(c)	5,293	412,536
Ciena Corp.(b)(c)	17,505	843,216
Cirrus Logic, Inc.(b)	6,980	800,606
Commvault Systems, Inc.(b)	5,428	583,971
Crane NXT Co.	5,955	376,475
Dolby Laboratories, Inc., Class A	7,617	617,053
Dropbox, Inc., Class A(b)(c)	33,191	747,793
Dynatrace, Inc.(b)	32,842	1,501,865
IPG Photonics Corp.(b)	3,619	313,876
Kyndryl Holdings, Inc.(b)	30,380	808,412
Lattice Semiconductor Corp.(b)	16,857	1,251,464
Littelfuse, Inc.(c)	3,216	825,226
MACOM Technology Solutions Holdings, Inc.(b)(c)	6,533	660,748
Manhattan Associates, Inc.(b)	7,903	1,735,025
Novanta, Inc.(b)	4,584	743,341
Onto Innovation, Inc.(b)	6,116	1,325,337
Power Integrations, Inc.	7,172	545,144
Pure Storage, Inc., Class A(b)	34,953	2,107,316
Qualys, Inc.(b)	4,889	687,491
Rambus, Inc.(b)	12,877	711,583
Silicon Laboratories, Inc.(b)	3,821	482,095
Synaptics, Inc.(b)(c)	4,987	467,332
TD SYNNEX Corp.	7,296	954,609
Teradata Corp.(b)	11,976	390,537
	Shares	Value
Information Technology-(continued)
Universal Display Corp.	5,786	$ 1,016,600
Vishay Intertechnology, Inc.	15,058	355,820
Vontier Corp.	19,818	792,324
		26,044,291
Materials-7.56%
Alcoa Corp.	22,155	980,802
AptarGroup, Inc.	8,316	1,228,190
Arcadium Lithium PLC (Jersey)(b)(c)	146,683	649,806
Ashland, Inc.	6,478	648,901
Avient Corp.(c)	11,784	526,509
Axalta Coating Systems Ltd.(b)	28,484	1,013,746
Berry Global Group, Inc.	14,832	888,140
Cabot Corp.	7,039	720,090
Cleveland-Cliffs, Inc.(b)(c)	67,054	1,158,693
Commercial Metals Co.	15,440	869,581
Crown Holdings, Inc.	15,659	1,318,331
Eagle Materials, Inc.	4,445	1,032,973
Graphic Packaging Holding Co.	39,253	1,111,645
Greif, Inc., Class A	3,272	212,484
Knife River Corp.(b)(c)	7,166	506,708
Louisiana-Pacific Corp.	8,113	743,800
NewMarket Corp.	912	487,984
Olin Corp.	15,300	822,528
Reliance, Inc.	7,382	2,220,358
Royal Gold, Inc.(c)	7,838	1,004,753
RPM International, Inc.	16,402	1,838,664
Silgan Holdings, Inc.	10,632	502,362
Sonoco Products Co.	12,638	775,594
United States Steel Corp.	28,800	1,104,480
Westlake Corp.	4,054	650,910
		23,018,032
Real Estate-6.50%
Agree Realty Corp.	12,417	754,457
American Homes 4 Rent, Class A	41,487	1,495,191
Apartment Income REIT Corp.	18,263	707,691
Brixmor Property Group, Inc.	38,560	867,986
Cousins Properties, Inc.	18,690	432,300
CubeSmart	28,622	1,210,997
EastGroup Properties, Inc.	5,803	958,539
EPR Properties	9,302	381,754
First Industrial Realty Trust, Inc.	16,994	800,757
Gaming and Leisure Properties, Inc.	34,497	1,548,915
Healthcare Realty Trust, Inc.(c)	49,107	797,007
Independence Realty Trust, Inc.(c)	27,365	456,995
Jones Lang LaSalle, Inc.(b)	6,212	1,255,259
Kilroy Realty Corp.	14,448	484,441
Kite Realty Group Trust(c)	28,730	629,762
Lamar Advertising Co., Class A	10,605	1,252,557
NNN REIT, Inc.	23,030	961,963
Omega Healthcare Investors, Inc.(c)	31,736	1,026,025
Park Hotels & Resorts, Inc.	25,429	403,304
PotlatchDeltic Corp.	9,777	417,771
Rexford Industrial Realty, Inc.	26,491	1,201,632
Sabra Health Care REIT, Inc.(c)	29,471	429,687
STAG Industrial, Inc.	23,246	815,005
Vornado Realty Trust(c)	20,544	503,739
		19,793,734
Utilities-2.39%
ALLETE, Inc.	7,414	468,194
Black Hills Corp.	8,905	502,687

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
Essential Utilities, Inc.	32,217	$ 1,215,548
IDACORP, Inc.(c)	6,503	620,841
National Fuel Gas Co.	11,353	648,938
New Jersey Resources Corp.	12,280	533,689
NorthWestern Energy Group, Inc.	7,625	396,195
OGE Energy Corp.	25,034	908,734
ONE Gas, Inc.(c)	6,981	430,239
Portland General Electric Co.	12,911	575,314
Southwest Gas Holdings, Inc.(c)	7,268	563,924
Spire, Inc.	6,733	412,667
		7,276,970
Total Common Stocks & Other Equity Interests (Cost $257,591,722)		305,770,932
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $85,390)	85,390	85,390
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.47% (Cost $257,677,112)		305,856,322
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.90%
Invesco Private Government Fund, 5.30%(d)(e)(f)	11,772,197	$ 11,772,197
Invesco Private Prime Fund, 5.48%(d)(e)(f)	30,542,524	30,551,687
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,325,307)		42,323,884
TOTAL INVESTMENTS IN SECURITIES-114.37% (Cost $300,002,419)		348,180,206
OTHER ASSETS LESS LIABILITIES-(14.37)%		(43,740,559)
NET ASSETS-100.00%		$304,439,647

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$96,110	$4,351,315	$(4,362,035)	$-	$-	$85,390	$3,207
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,701,199	71,881,960	(69,810,962)	-	-	11,772,197	408,474*
Invesco Private Prime Fund	24,945,939	135,444,661	(129,847,298)	(1,423)	9,808	30,551,687	1,094,355*
Total	$34,743,248	$211,677,936	$(204,020,295)	$(1,423)	$9,808	$42,409,274	$1,506,036

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Low Volatility ETF (XMLV)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Consumer Discretionary-8.38%
Columbia Sportswear Co.(b)	110,792	$ 9,486,011
Gentex Corp.(b)	284,962	9,973,670
Graham Holdings Co., Class B(b)	11,829	8,900,494
Murphy USA, Inc.(b)	23,304	10,224,630
Texas Roadhouse, Inc.	55,171	9,526,376
Wendy’s Co. (The)	523,446	9,134,133
Wyndham Hotels & Resorts, Inc.	125,601	8,887,527
		66,132,841
Consumer Staples-7.40%
Casey’s General Stores, Inc.(b)	27,663	9,178,030
Flowers Foods, Inc.	367,084	8,523,691
Ingredion, Inc.	94,011	11,053,813
Performance Food Group Co.(c)	132,049	9,190,610
Post Holdings, Inc.(c)	103,750	11,056,638
US Foods Holding Corp.(c)	177,481	9,376,321
		58,379,103
Energy-2.75%
Antero Midstream Corp.(b)	708,221	10,375,438
DT Midstream, Inc.(b)	168,818	11,324,311
		21,699,749
Financials-19.01%
American Financial Group, Inc.	77,531	10,072,052
Essent Group Ltd.	177,036	10,037,941
Federated Hermes, Inc., Class B	279,407	9,267,930
Hanover Insurance Group, Inc. (The)	75,989	10,025,229
Houlihan Lokey, Inc.	69,706	9,434,707
MGIC Investment Corp.	464,302	9,750,342
Old Republic International Corp.	363,093	11,539,096
Primerica, Inc.(b)	43,031	9,720,273
Reinsurance Group of America, Inc.	48,625	10,201,525
RLI Corp.	68,481	9,996,856
SEI Investments Co.	184,310	12,479,630
Selective Insurance Group, Inc.	97,986	9,564,413
Stifel Financial Corp.	109,764	8,885,396
Unum Group(b)	168,303	9,064,800
Voya Financial, Inc.(b)	131,516	9,971,543
		150,011,733
Health Care-2.57%
Chemed Corp.	16,920	9,379,941
Encompass Health Corp.	126,293	10,910,452
		20,290,393
Industrials-17.36%
AECOM	108,909	9,512,112
CACI International, Inc., Class A(c)	25,956	11,017,803
Curtiss-Wright Corp.	41,940	11,861,471
Donaldson Co., Inc.	143,690	10,587,079
GATX Corp.	72,704	10,030,244
Graco, Inc.	116,248	9,387,026
ITT, Inc.	66,308	8,811,007
KBR, Inc.	134,288	8,817,350
Kirby Corp.(c)	78,536	9,751,815
Landstar System, Inc.	55,238	10,054,973
Lincoln Electric Holdings, Inc.	39,222	7,701,632
Maximus, Inc.(b)	106,250	9,148,125
MDU Resources Group, Inc.	400,081	10,098,044
MSC Industrial Direct Co., Inc., Class A(b)	119,704	10,282,574
		137,061,255
	Shares	Value
Information Technology-5.83%
Arrow Electronics, Inc.(c)	69,555	$ 9,133,267
Commvault Systems, Inc.(c)	82,933	8,922,347
Dolby Laboratories, Inc., Class A(b)	107,329	8,694,722
TD SYNNEX Corp.	79,479	10,399,032
Vontier Corp.	222,016	8,876,200
		46,025,568
Materials-5.13%
AptarGroup, Inc.	82,438	12,175,268
NewMarket Corp.	16,691	8,930,854
RPM International, Inc.	78,043	8,748,620
Sonoco Products Co.	173,010	10,617,624
		40,472,366
Real Estate-16.31%
Agree Realty Corp.	188,590	11,458,728
American Homes 4 Rent, Class A	281,749	10,154,234
Brixmor Property Group, Inc.(b)	406,701	9,154,839
EastGroup Properties, Inc.	59,631	9,849,848
EPR Properties	238,669	9,794,976
Equity LifeStyle Properties, Inc.(b)	158,436	9,945,028
First Industrial Realty Trust, Inc.	192,448	9,068,150
Gaming and Leisure Properties, Inc.	252,510	11,337,699
NNN REIT, Inc.(b)	261,082	10,905,395
Omega Healthcare Investors, Inc.(b)	294,490	9,520,862
PotlatchDeltic Corp.	207,704	8,875,192
STAG Industrial, Inc.	278,499	9,764,175
W.P. Carey, Inc.(b)	157,724	8,895,634
		128,724,760
Utilities-15.24%
ALLETE, Inc.	149,341	9,430,884
Black Hills Corp.(b)	157,517	8,891,835
Essential Utilities, Inc.	241,524	9,112,701
IDACORP, Inc.(b)	113,738	10,858,567
National Fuel Gas Co.(b)	166,025	9,489,989
New Jersey Resources Corp.	235,173	10,220,619
NorthWestern Energy Group, Inc.	200,219	10,403,379
OGE Energy Corp.	303,065	11,001,259
ONE Gas, Inc.(b)	144,581	8,910,527
PNM Resources, Inc.(b)	314,996	12,076,947
Portland General Electric Co.(b)	221,290	9,860,682
Spire, Inc.	163,969	10,049,660
		120,307,049
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $729,224,068)		789,104,817
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.61%
Invesco Private Government Fund, 5.30%(d)(e)(f)	14,644,422	14,644,422
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	37,528,611	$ 37,539,870
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,184,917)		52,184,292
TOTAL INVESTMENTS IN SECURITIES-106.59% (Cost $781,408,985)		841,289,109
OTHER ASSETS LESS LIABILITIES-(6.59)%		(52,035,522)
NET ASSETS-100.00%		$789,253,587
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$14,592,412	$(14,592,412)	$-	$-	$-	$13,277
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,241,901	151,015,371	(160,612,850)	-	-	14,644,422	685,810*
Invesco Private Prime Fund	62,336,320	354,971,201	(379,787,322)	(236)	19,907	37,539,870	1,807,298*
Total	$86,578,221	$520,578,984	$(554,992,584)	$(236)	$19,907	$52,184,292	$2,506,385

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.43%
AMC Networks, Inc., Class A(b)	5,540	$ 96,064
ATN International, Inc.	2,056	50,043
CarGurus, Inc.(b)	14,864	359,857
Cars.com, Inc.(b)	11,254	227,668
Cinemark Holdings, Inc.(b)(c)	19,025	328,562
Cogent Communications Holdings, Inc.(c)	8,653	512,431
Consolidated Communications Holdings, Inc.(b)	12,923	56,861
EchoStar Corp., Class A(b)(c)	20,533	394,234
John Wiley & Sons, Inc., Class A(c)	7,639	278,442
Lumen Technologies, Inc.(b)(c)	170,625	220,106
Marcus Corp. (The)(c)	4,363	46,466
QuinStreet, Inc.(b)(c)	8,881	156,394
Scholastic Corp.	5,083	184,411
Shenandoah Telecommunications Co.(c)	8,588	161,540
Shutterstock, Inc.	4,125	167,599
Telephone & Data Systems, Inc.	17,606	350,183
Thryv Holdings, Inc.(b)(c)	5,368	113,104
TripAdvisor, Inc.(b)(c)	18,990	348,467
Yelp, Inc.(b)	12,288	454,287
		4,506,719
Consumer Discretionary-15.33%
Abercrombie & Fitch Co., Class A(b)	8,421	1,455,738
Academy Sports & Outdoors, Inc.	13,693	789,949
Adtalem Global Education, Inc.(b)	7,280	468,759
Advance Auto Parts, Inc.(c)	9,812	693,120
American Axle & Manufacturing Holdings, Inc.(b)	20,962	160,150
American Eagle Outfitters, Inc.(c)	33,330	732,260
Asbury Automotive Group, Inc.(b)(c)	3,688	866,938
BJ’s Restaurants, Inc.(b)(c)	3,691	129,333
Bloomin’ Brands, Inc.	14,032	305,898
Boot Barn Holdings, Inc.(b)(c)	5,511	655,423
Brinker International, Inc.(b)	7,394	522,238
Buckle, Inc. (The)	5,607	216,094
Caleres, Inc.	5,986	207,594
Cavco Industries, Inc.(b)(c)	1,395	498,294
Century Communities, Inc.	5,173	436,653
Cheesecake Factory, Inc. (The)	7,927	305,031
Chuy’s Holdings, Inc.(b)	2,968	79,275
Cracker Barrel Old Country Store, Inc.(c)	3,667	178,876
Dana, Inc.	22,892	321,862
Dave & Buster’s Entertainment, Inc.(b)	6,020	307,562
Designer Brands, Inc., Class A(c)	7,687	77,254
Dorman Products, Inc.(b)	5,157	474,289
Ethan Allen Interiors, Inc.(c)	4,191	122,000
Foot Locker, Inc.	20,618	571,737
Frontdoor, Inc.(b)	14,421	510,071
G-III Apparel Group Ltd.(b)	8,274	248,716
Golden Entertainment, Inc.	4,184	126,650
Green Brick Partners, Inc.(b)	5,061	276,331
Group 1 Automotive, Inc.	2,526	785,535
Guess?, Inc.(c)	4,677	108,834
Haverty Furniture Cos., Inc., (Acquired 12/03/2021 - 03/15/2024; Cost $71,011)(d)	2,436	69,207
Hibbett, Inc.	2,379	205,974
Installed Building Products, Inc.	4,244	899,049
Jack in the Box, Inc.	3,505	194,037
Kohl’s Corp.	19,903	445,628
Kontoor Brands, Inc.	8,551	627,130
	Shares	Value
Consumer Discretionary-(continued)
La-Z-Boy, Inc.	7,963	$ 298,772
LCI Industries	4,863	534,346
LGI Homes, Inc.(b)(c)	3,692	354,432
M/I Homes, Inc.(b)	4,946	617,854
MarineMax, Inc.(b)(c)	3,759	107,056
Meritage Homes Corp.	6,526	1,150,860
Mister Car Wash, Inc.(b)(c)	17,239	121,190
Monarch Casino & Resort, Inc.	2,372	158,853
Monro, Inc.	5,854	138,447
Movado Group, Inc.(c)	2,800	74,200
National Vision Holdings, Inc.(b)	14,376	216,934
Newell Brands, Inc.	67,022	517,410
ODP Corp. (The)(b)	6,355	248,862
Oxford Industries, Inc.(c)	2,525	279,492
Patrick Industries, Inc.	3,924	449,690
Perdoceo Education Corp.	11,879	267,277
Phinia, Inc.	8,043	360,005
Sally Beauty Holdings, Inc.(b)(c)	20,144	245,354
Shake Shack, Inc., Class A(b)	6,950	659,485
Shoe Carnival, Inc.	3,450	130,238
Signet Jewelers Ltd.(c)	8,410	920,811
Sonic Automotive, Inc., Class A	2,697	152,839
Sonos, Inc.(b)(c)	22,832	360,746
Standard Motor Products, Inc.	3,510	107,792
Steven Madden Ltd.	12,506	555,892
Strategic Education, Inc.	4,010	454,814
Stride, Inc.(b)	6,924	475,402
Sturm, Ruger & Co., Inc.	3,162	140,519
Topgolf Callaway Brands Corp.(b)(c)	25,684	401,955
Tri Pointe Homes, Inc.(b)	17,605	681,842
Upbound Group, Inc.	8,229	270,076
Urban Outfitters, Inc.(b)	9,910	413,346
Victoria’s Secret & Co.(b)	15,344	349,690
Vista Outdoor, Inc.(b)(c)	10,142	353,753
Winnebago Industries, Inc.	5,877	364,668
Worthington Enterprises, Inc.	5,348	304,996
XPEL, Inc.(b)(c)(e)	4,017	152,646
		28,466,033
Consumer Staples-3.78%
Andersons, Inc. (The)	5,800	303,572
B&G Foods, Inc.(c)	14,144	134,934
Calavo Growers, Inc.(c)	3,028	81,665
Cal-Maine Foods, Inc.	7,142	440,447
Central Garden & Pet Co., Class A(b)	12,144	453,579
Chefs’ Warehouse, Inc. (The)(b)(c)	6,215	244,995
Edgewell Personal Care Co.	9,186	354,396
Energizer Holdings, Inc.	12,108	346,531
Fresh Del Monte Produce, Inc.	5,717	133,549
Hain Celestial Group, Inc. (The)(b)(c)	16,474	126,191
Inter Parfums, Inc.	3,306	395,993
J&J Snack Foods Corp.	2,740	445,825
John B. Sanfilippo & Son, Inc.	1,571	158,404
Medifast, Inc.(c)	1,939	49,910
MGP Ingredients, Inc.	2,852	221,372
National Beverage Corp.(b)(c)	4,259	196,766
Nu Skin Enterprises, Inc., Class A	8,375	111,806
PriceSmart, Inc.	4,473	376,403
Simply Good Foods Co. (The)(b)	16,995	654,138
SpartanNash Co.	6,252	122,852
Tootsie Roll Industries, Inc.(c)	3,068	89,770
TreeHouse Foods, Inc.(b)(c)	8,814	320,036
United Natural Foods, Inc.(b)	13,210	158,652
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Universal Corp.	4,191	$ 201,000
USANA Health Sciences, Inc.(b)	2,055	97,818
WD-40 Co.(c)	2,532	568,915
WK Kellogg Co.	11,614	220,550
		7,010,069
Energy-5.01%
Archrock, Inc.	24,144	488,674
Bristow Group, Inc.(b)	4,271	153,372
California Resources Corp.	11,096	525,395
Comstock Resources, Inc.(c)	16,356	191,529
CONSOL Energy, Inc.	4,558	472,528
Core Laboratories, Inc.(c)	7,693	144,167
CVR Energy, Inc.(c)	5,202	144,928
Dorian LPG Ltd.	6,031	305,229
Dril-Quip, Inc.(b)(c)	5,985	115,750
Green Plains, Inc.(b)(c)	11,629	199,670
Helix Energy Solutions Group, Inc.(b)	24,212	278,680
Helmerich & Payne, Inc.	17,428	663,310
Liberty Energy, Inc., Class A	27,163	670,654
Nabors Industries Ltd.(b)(c)	1,487	111,168
Northern Oil and Gas, Inc.(c)	16,245	664,908
Oceaneering International, Inc.(b)	17,590	416,531
Par Pacific Holdings, Inc.(b)	10,172	276,068
Patterson-UTI Energy, Inc.	56,485	622,465
Peabody Energy Corp.(c)	18,355	454,837
ProPetro Holding Corp.(b)	15,158	145,214
REX American Resources Corp.(b)(c)	2,764	138,172
RPC, Inc.(c)	14,874	101,589
SM Energy Co.(c)	20,233	1,020,350
Talos Energy, Inc.(b)	23,900	287,039
U.S. Silica Holdings, Inc.(b)	14,084	218,161
Vital Energy, Inc.(b)(c)	4,516	220,607
World Kinect Corp.	10,605	279,336
		9,310,331
Financials-18.07%
Ambac Financial Group, Inc.(b)	8,823	156,344
Ameris Bancorp	11,104	554,645
AMERISAFE, Inc.	3,349	146,787
Apollo Commercial Real Estate Finance, Inc.(c)	23,922	241,612
Arbor Realty Trust, Inc.(c)	34,585	473,123
Artisan Partners Asset Management, Inc., Class A	11,546	508,370
Assured Guaranty Ltd.	9,610	746,889
Atlantic Union Bankshares Corp.	12,895	420,764
Axos Financial, Inc.(b)	9,296	500,776
BancFirst Corp.	2,517	216,840
Bancorp, Inc. (The)(b)	10,615	356,558
Bank of Hawaii Corp.	6,767	390,727
BankUnited, Inc.	12,877	369,441
Banner Corp.(c)	5,677	265,854
Berkshire Hills Bancorp, Inc.	7,243	161,012
Blackstone Mortgage Trust, Inc., Class A(c)	31,392	547,476
Bread Financial Holdings, Inc.	8,898	371,580
BrightSphere Investment Group, Inc.	5,502	121,979
Brookline Bancorp, Inc.	15,063	130,295
Capitol Federal Financial, Inc.	21,583	111,584
Cathay General Bancorp	12,452	458,732
Central Pacific Financial Corp.	4,564	92,558
City Holding Co.(c)	2,513	256,879
Community Financial System, Inc.	9,119	414,550
	Shares	Value
Financials-(continued)
Customers Bancorp, Inc.(b)	4,947	$ 224,099
CVB Financial Corp.	22,363	369,884
Dime Community Bancshares, Inc.	6,189	114,311
Donnelley Financial Solutions, Inc.(b)	4,375	266,700
Eagle Bancorp, Inc.	5,289	95,361
Ellington Financial, Inc.	13,690	165,923
Employers Holdings, Inc.	4,500	189,810
Encore Capital Group, Inc.(b)(c)	4,173	184,614
Enova International, Inc.(b)	5,342	329,334
EVERTEC, Inc.	11,072	387,188
EZCORP, Inc., Class A(b)(c)	9,147	95,952
FB Financial Corp.	6,050	223,850
First Bancorp	29,510	523,212
First Bancorp/Southern Pines NC(c)	7,078	223,311
First Commonwealth Financial Corp.(c)	17,562	237,263
First Financial Bancorp	16,507	368,106
First Hawaiian, Inc.	22,071	448,703
Franklin BSP Realty Trust, Inc.	14,996	191,049
Fulton Financial Corp.	28,151	474,063
Genworth Financial, Inc., Class A(b)	77,077	484,814
Goosehead Insurance, Inc., Class A(b)(c)	4,054	261,483
Green Dot Corp., Class A(b)	7,818	77,476
Hanmi Financial Corp.	5,112	80,565
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	19,459	647,790
HCI Group, Inc.(c)	1,094	104,893
Heritage Financial Corp.	5,695	103,250
Hilltop Holdings, Inc.	8,078	247,106
Hope Bancorp, Inc.	21,007	221,204
Horace Mann Educators Corp.	7,409	253,166
Independent Bank Corp.	7,807	396,518
Independent Bank Group, Inc.	6,028	277,529
Jackson Financial, Inc., Class A	11,799	896,842
KKR Real Estate Finance Trust, Inc.	10,079	95,347
Lakeland Financial Corp.(c)	4,285	265,799
Mercury General Corp.	4,674	260,949
Moelis & Co., Class A(c)	12,176	689,283
Mr. Cooper Group, Inc.(b)	11,476	957,098
National Bank Holdings Corp., Class A	6,515	237,602
Navient Corp.	15,063	226,999
NBT Bancorp, Inc.	8,171	303,798
NCR Atleos Corp.(b)	13,055	363,321
NMI Holdings, Inc., Class A(b)	14,689	487,381
Northfield Bancorp, Inc.	6,850	60,691
Northwest Bancshares, Inc.	22,282	243,988
OFG Bancorp	8,039	298,729
Pacific Premier Bancorp, Inc.	16,300	362,512
Palomar Holdings, Inc.(b)	4,412	374,314
Park National Corp.(c)	2,444	335,952
Pathward Financial, Inc.	4,512	240,535
Payoneer Global, Inc.(b)	49,968	299,308
PennyMac Mortgage Investment Trust(c)	14,941	204,393
Piper Sandler Cos.	2,637	558,464
PJT Partners, Inc., Class A	4,152	442,894
PRA Group, Inc.(b)	7,255	156,563
Preferred Bank(c)	2,163	161,619
ProAssurance Corp.(b)	8,563	123,050
PROG Holdings, Inc.	7,736	292,343
Provident Financial Services, Inc.	13,496	194,342
Radian Group, Inc.	26,528	828,735
Ready Capital Corp.(c)	29,548	245,248
Renasant Corp.	10,048	302,646

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
S&T Bancorp, Inc.(c)	6,710	$ 214,116
Safety Insurance Group, Inc.	2,703	209,077
Seacoast Banking Corp. of Florida	14,580	345,109
ServisFirst Bancshares, Inc.(c)	8,550	528,390
Simmons First National Corp., Class A	21,163	367,813
SiriusPoint Ltd. (Bermuda)(b)	15,605	205,206
Southside Bancshares, Inc.	4,973	133,326
Stellar Bancorp, Inc.(c)	8,014	181,036
Stewart Information Services Corp.	4,812	304,648
StoneX Group, Inc.(b)	4,781	358,910
Tompkins Financial Corp.	2,069	97,057
Triumph Financial, Inc.(b)(c)	3,858	286,649
TrustCo Bank Corp.	3,278	91,128
Trustmark Corp.	10,785	314,383
Two Harbors Investment Corp.(c)	16,467	211,601
United Community Banks, Inc.	20,897	536,217
United Fire Group, Inc., (Acquired 06/28/2021 - 03/27/2023; Cost $103,287)(d)	3,726	82,903
Veritex Holdings, Inc.	9,046	184,538
Virtus Investment Partners, Inc.	1,128	257,850
WaFd, Inc.	11,613	325,280
Walker & Dunlop, Inc.(c)	6,029	578,724
Westamerica Bancorporation	4,599	224,523
WisdomTree, Inc.(c)	19,329	192,710
World Acceptance Corp.(b)(c)	598	76,837
WSFS Financial Corp.	10,367	456,770
		33,559,448
Health Care-8.88%
AdaptHealth Corp.(b)(c)	13,773	130,568
Addus HomeCare Corp.(b)	2,643	303,443
Alkermes PLC(b)(c)	30,200	706,680
AMN Healthcare Services, Inc.(b)(c)	6,422	359,247
Amphastar Pharmaceuticals, Inc.(b)	6,668	282,256
ANI Pharmaceuticals, Inc.(b)	2,741	177,891
Arcus Biosciences, Inc.(b)(c)	9,604	144,732
Artivion, Inc.(b)	6,825	161,070
Astrana Health, Inc.(b)(c)	7,630	316,111
Avanos Medical, Inc.(b)	7,989	159,061
BioLife Solutions, Inc.(b)(c)	5,783	124,219
Catalyst Pharmaceuticals, Inc.(b)(c)	19,712	318,743
Certara, Inc.(b)(c)	16,878	286,082
CONMED Corp.	5,125	391,755
Corcept Therapeutics, Inc.(b)(c)	16,176	488,030
CorVel Corp.(b)(c)	1,676	401,989
Cross Country Healthcare, Inc.(b)	5,710	86,335
Dynavax Technologies Corp.(b)(c)	22,914	274,739
Enhabit, Inc.(b)	9,845	90,476
Ensign Group, Inc. (The)	9,913	1,201,852
Fortrea Holdings, Inc.(b)	16,176	410,709
Fulgent Genetics, Inc.(b)(c)	3,301	68,166
Glaukos Corp.(b)(c)	8,914	1,004,786
Harmony Biosciences Holdings, Inc.(b)(c)	5,942	174,695
HealthStream, Inc.	4,239	115,682
Innoviva, Inc.(b)(c)	9,863	155,737
Integer Holdings Corp.(b)	5,632	682,824
LeMaitre Vascular, Inc.	3,624	285,861
Ligand Pharmaceuticals, Inc.(b)(c)	3,122	265,526
Merit Medical Systems, Inc.(b)(c)	10,402	844,122
Mesa Laboratories, Inc.	891	85,269
National HealthCare Corp.	2,462	260,356
NeoGenomics, Inc.(b)(c)	22,317	305,966
	Shares	Value
Health Care-(continued)
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(f)	762	$ 0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(f)	762	0
Omnicell, Inc.(b)	7,434	242,274
OraSure Technologies, Inc.(b)(c)	13,086	61,897
Owens & Minor, Inc.(b)(c)	13,262	231,157
Pacira BioSciences, Inc.(b)	8,220	249,313
Patterson Cos., Inc.	15,217	374,186
Pediatrix Medical Group, Inc.(b)	14,841	108,488
Phibro Animal Health Corp., Class A	3,402	59,977
Premier, Inc., Class A	21,052	398,304
Prestige Consumer Healthcare, Inc.(b)	8,598	552,937
Privia Health Group, Inc.(b)(c)	18,927	328,762
RadNet, Inc.(b)	8,341	489,116
Schrodinger, Inc.(b)(c)	9,731	209,411
Select Medical Holdings Corp.	17,833	616,130
Simulations Plus, Inc.(c)	2,732	131,792
Supernus Pharmaceuticals, Inc.(b)(c)	9,054	245,544
U.S. Physical Therapy, Inc.(c)	2,657	272,528
UFP Technologies, Inc.(b)(c)	1,257	327,272
Varex Imaging Corp.(b)(c)	6,886	106,389
Vericel Corp.(b)(c)	8,552	407,930
		16,478,385
Industrials-18.77%
AAR Corp.(b)	6,052	429,632
ABM Industries, Inc.	11,759	555,848
AeroVironment, Inc.(b)(c)	3,206	648,093
Alamo Group, Inc.	1,842	349,962
Alaska Air Group, Inc.(b)(c)	22,776	957,048
Albany International Corp., Class A	5,514	483,688
Allegiant Travel Co.(c)	2,608	138,746
American Woodmark Corp.(b)	3,094	266,424
Apogee Enterprises, Inc.	3,891	252,798
ArcBest Corp.	4,340	457,957
Arcosa, Inc.	8,581	754,356
Armstrong World Industries, Inc.	7,699	891,544
Astec Industries, Inc.	3,859	125,379
AZZ, Inc.	4,563	382,744
Barnes Group, Inc.	8,651	332,977
Boise Cascade Co.	7,400	1,015,946
Brady Corp., Class A	8,092	552,441
CoreCivic, Inc.(b)(c)	20,681	331,930
CSG Systems International, Inc.	5,153	222,352
Deluxe Corp.	8,130	184,795
DNOW, Inc.(b)	18,391	268,325
DXP Enterprises, Inc.(b)	2,347	116,599
Dycom Industries, Inc.(b)	4,852	873,166
Encore Wire Corp.	3,036	876,584
Enerpac Tool Group Corp.	9,858	387,617
Enpro, Inc.	3,763	576,717
Enviri Corp.(b)	13,401	118,599
ESCO Technologies, Inc.	4,629	505,163
Federal Signal Corp.	11,102	1,021,606
Forward Air Corp.	5,398	90,686
Franklin Electric Co., Inc.	7,161	712,376
GEO Group, Inc. (The)(b)(c)	22,086	321,130
Gibraltar Industries, Inc.(b)	5,548	418,652
GMS, Inc.(b)	7,142	671,062
Granite Construction, Inc.(c)	7,600	473,404
Greenbrier Cos., Inc. (The)(c)	5,524	305,201
Griffon Corp.	7,378	498,310

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Hayward Holdings, Inc.(b)(c)	23,561	$ 341,399
Healthcare Services Group, Inc.(b)	12,758	137,531
Heartland Express, Inc.	8,391	94,986
Heidrick & Struggles International, Inc.	3,646	124,985
Hillenbrand, Inc.	12,191	566,760
HNI Corp.	8,538	401,713
Hub Group, Inc., Class A	10,940	472,061
Insteel Industries, Inc.	3,499	115,012
Interface, Inc.	10,464	168,575
JetBlue Airways Corp.(b)(c)	52,427	293,067
John Bean Technologies Corp.	5,712	545,667
Kelly Services, Inc., Class A	5,563	120,940
Kennametal, Inc.(c)	13,971	359,753
Korn Ferry	9,109	600,647
Lindsay Corp.	1,923	220,799
Liquidity Services, Inc.(b)	3,954	77,538
Marten Transport Ltd.	10,214	180,788
MasterBrand, Inc.(b)	22,420	374,638
Matson, Inc.	6,413	822,147
Matthews International Corp., Class A	5,143	145,701
Mercury Systems, Inc.(b)(c)	9,279	287,185
MillerKnoll, Inc.	13,503	372,413
Moog, Inc., Class A	5,015	849,691
Mueller Industries, Inc.	20,468	1,205,770
MYR Group, Inc.(b)	2,943	456,342
National Presto Industries, Inc.	964	71,799
NV5 Global, Inc.(b)(c)	2,252	211,643
OPENLANE, Inc.(b)	18,465	318,521
Pitney Bowes, Inc.(c)	25,979	140,806
Powell Industries, Inc.(c)	1,873	336,878
Proto Labs, Inc.(b)(c)	4,460	138,126
Quanex Building Products Corp.	5,848	192,750
Resideo Technologies, Inc.(b)	25,838	558,101
Resources Connection, Inc.	5,550	63,548
Rush Enterprises, Inc., Class A	11,020	497,333
RXO, Inc.(b)(c)	21,293	434,590
SkyWest, Inc.(b)	6,860	512,236
SPX Technologies, Inc.(b)	8,276	1,153,840
Standex International Corp.	2,020	339,784
Sun Country Airlines Holdings, Inc.(b)	6,826	72,287
SunPower Corp.(b)(c)	15,494	51,750
Tennant Co.	3,418	350,892
Titan International, Inc.(b)	9,017	74,571
Trinity Industries, Inc.	14,403	452,974
TTEC Holdings, Inc.	4,998	31,387
UniFirst Corp.	2,647	419,814
Verra Mobility Corp., Class A(b)	29,250	779,220
Vestis Corp.	23,633	291,159
Viad Corp.(b)	3,791	132,495
Vicor Corp.(b)(c)	3,872	135,481
Wabash National Corp.(c)	8,245	186,419
		34,854,369
Information Technology-12.00%
A10 Networks, Inc.	11,846	179,467
ACI Worldwide, Inc.(b)	20,213	727,870
Adeia, Inc.	19,699	233,039
Advanced Energy Industries, Inc.	6,501	698,402
Agilysys, Inc.(b)	3,545	338,441
Alarm.com Holdings, Inc.(b)(c)	9,045	591,633
Alpha & Omega Semiconductor Ltd.(b)(c)	3,711	108,769
Arlo Technologies, Inc.(b)(c)	15,588	221,505
Axcelis Technologies, Inc.(b)	5,795	651,880
	Shares	Value
Information Technology-(continued)
Badger Meter, Inc.	5,067	$ 977,728
Benchmark Electronics, Inc.	6,240	268,757
Cerence, Inc.(b)(c)	7,427	25,549
CEVA, Inc.(b)(c)	4,053	80,736
Cohu, Inc.(b)	8,273	266,722
Corsair Gaming, Inc.(b)	7,697	89,208
CTS Corp.(c)	5,425	287,254
Digi International, Inc.(b)(c)	6,459	157,341
Diodes, Inc.(b)	8,238	610,683
DoubleVerify Holdings, Inc.(b)	25,576	465,483
DXC Technology Co.(b)	36,706	570,778
ePlus, Inc.(b)	4,850	362,974
Extreme Networks, Inc.(b)	24,312	271,079
Fabrinet (Thailand)(b)(c)	6,144	1,471,672
FormFactor, Inc.(b)	13,252	725,149
Harmonic, Inc.(b)	20,370	249,125
Ichor Holdings Ltd.(b)	5,131	194,927
Insight Enterprises, Inc.(b)(c)	4,941	965,966
InterDigital, Inc.(c)	4,521	514,806
Itron, Inc.(b)	7,828	841,901
Knowles Corp.(b)	16,024	280,740
Kulicke & Soffa Industries, Inc. (Singapore)(c)	9,558	436,514
LiveRamp Holdings, Inc.(b)	11,772	368,346
MaxLinear, Inc.(b)	12,700	225,679
N-able, Inc.(b)	12,416	165,754
NCR Voyix Corp.(b)	29,331	386,583
NetScout Systems, Inc.(b)	12,919	265,356
OSI Systems, Inc.(b)	2,724	391,548
PC Connection, Inc.	2,050	138,662
PDF Solutions, Inc.(b)	5,297	185,501
Perficient, Inc.(b)	6,365	471,965
Photronics, Inc.(b)	10,893	297,924
Plexus Corp.(b)	4,849	534,069
Progress Software Corp.	7,763	393,196
Rogers Corp.(b)	3,023	356,714
Sanmina Corp.(b)	9,725	666,552
ScanSource, Inc.(b)	4,348	206,226
SMART Global Holdings, Inc.(b)(c)	8,113	166,966
SPS Commerce, Inc.(b)	6,568	1,235,375
TTM Technologies, Inc.(b)	18,187	338,278
Ultra Clean Holdings, Inc.(b)	7,406	343,490
Veeco Instruments, Inc.(b)(c)	9,942	404,142
Viasat, Inc.(b)(c)	14,078	237,777
Viavi Solutions, Inc.(b)	34,511	259,523
Xerox Holdings Corp.(c)	22,492	316,238
Xperi, Inc.(b)	7,641	67,317
		22,289,279
Materials-6.57%
AdvanSix, Inc.	4,857	115,111
Alpha Metallurgical Resources, Inc.(c)	2,075	654,476
ATI, Inc.(b)(c)	22,295	1,367,575
Balchem Corp.	5,669	870,758
Carpenter Technology Corp.	8,651	959,136
Century Aluminum Co.(b)(c)	8,572	157,125
Clearwater Paper Corp.(b)	2,879	152,990
H.B. Fuller Co.	9,577	762,617
Hawkins, Inc.	3,345	292,085
Haynes International, Inc.	2,212	130,110
Ingevity Corp.(b)	5,949	290,609
Innospec, Inc.	4,416	577,613
Kaiser Aluminum Corp.	2,813	275,111
Koppers Holdings, Inc.	3,863	171,247

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
Materion Corp.	3,675	$ 420,346
Mercer International, Inc. (Germany)	6,905	65,597
Metallus, Inc.(b)(c)	7,175	172,272
Minerals Technologies, Inc.	5,840	506,620
Myers Industries, Inc.	5,677	89,697
O-I Glass, Inc.(b)	28,685	364,013
Olympic Steel, Inc.	1,915	99,848
Quaker Chemical Corp.	2,451	444,489
Sealed Air Corp.	24,926	968,874
Sensient Technologies Corp.	7,506	582,991
Stepan Co.	3,885	338,655
SunCoke Energy, Inc.	14,479	152,753
Sylvamo Corp.	6,231	444,395
Warrior Met Coal, Inc.	8,648	591,783
Worthington Steel, Inc.	5,394	177,948
		12,196,844
Real Estate-7.03%
Acadia Realty Trust(c)	16,800	289,632
Alexander & Baldwin, Inc.	12,660	212,688
American Assets Trust, Inc.	9,029	196,381
Anywhere Real Estate, Inc.(b)	21,031	85,596
Apple Hospitality REIT, Inc.	36,441	526,208
Armada Hoffler Properties, Inc.	11,271	127,813
Brandywine Realty Trust(c)	29,402	135,543
CareTrust REIT, Inc.	20,007	511,579
Centerspace(c)	2,683	183,142
Chatham Lodging Trust	8,468	71,639
Cushman & Wakefield PLC(b)	30,288	336,500
DiamondRock Hospitality Co.	36,684	310,713
Douglas Emmett, Inc.(c)	28,649	399,654
Easterly Government Properties, Inc.(c)	17,256	204,311
Elme Communities	14,957	230,487
Essential Properties Realty Trust, Inc.(c)	26,741	716,124
eXp World Holdings, Inc.(c)	14,221	159,417
Four Corners Property Trust, Inc.(c)	16,062	392,073
Getty Realty Corp.	8,296	229,053
Highwoods Properties, Inc.	18,398	477,796
Hudson Pacific Properties, Inc.(c)	20,854	102,393
Innovative Industrial Properties, Inc.(c)	5,063	545,690
JBG SMITH Properties, (Acquired 06/16/2023 - 05/03/2024; Cost $229,513)(d)	14,965	215,496
LTC Properties, Inc.	7,273	250,191
LXP Industrial Trust	50,307	427,610
Macerich Co. (The)(c)	39,359	595,108
Marcus & Millichap, Inc.(c)	4,320	139,666
Pebblebrook Hotel Trust(c)	20,906	295,820
Phillips Edison & Co., Inc.	21,038	671,954
	Shares	Value
Real Estate-(continued)
Retail Opportunity Investments Corp.	22,633	$ 283,365
Safehold, Inc.(c)	7,658	147,646
Saul Centers, Inc.	2,119	77,110
Service Properties Trust(c)	29,995	161,373
SITE Centers Corp.	30,850	444,857
SL Green Realty Corp.	10,949	579,969
St. Joe Co. (The)	6,481	366,825
Summit Hotel Properties, Inc.	18,557	113,569
Sunstone Hotel Investors, Inc.	35,826	368,291
Tanger, Inc.	18,142	503,441
Urban Edge Properties	20,748	367,862
Veris Residential, Inc.	14,260	218,035
Whitestone REIT	8,348	108,858
Xenia Hotels & Resorts, Inc.	18,401	266,631
		13,048,109
Utilities-2.07%
American States Water Co.	6,560	482,750
Avista Corp.	13,574	501,967
California Water Service Group	10,308	514,266
Chesapeake Utilities Corp.	3,796	425,190
Clearway Energy, Inc., Class C	19,868	556,304
Northwest Natural Holding Co.	6,388	239,039
Otter Tail Corp.(c)	7,805	706,118
SJW Group	4,922	269,283
Unitil Corp.	2,837	151,751
		3,846,668
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $159,546,076)		185,566,254
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.06%
Invesco Private Government Fund, 5.30%(g)(h)(i)	11,928,020	11,928,020
Invesco Private Prime Fund, 5.48%(g)(h)(i)	30,881,869	30,891,134
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,820,704)		42,819,154
TOTAL INVESTMENTS IN SECURITIES-123.00% (Cost $202,366,780)		228,385,408
OTHER ASSETS LESS LIABILITIES-(23.00)%		(42,709,548)
NET ASSETS-100.00%		$185,675,860

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Restricted security. The aggregate value of these securities at May 31, 2024 was $367,606, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2024 represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,184,077	$(5,184,077)	$-	$-	$-	$3,174
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,755,881	60,058,531	(59,886,392)	-	-	11,928,020	466,653*
Invesco Private Prime Fund	31,259,276	138,607,359	(138,983,794)	(2,724)	11,017	30,891,134	1,249,964*
Total	$43,015,157	$203,849,967	$(204,054,263)	$(2,724)	$11,017	$42,819,154	$1,719,791

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® GARP ETF (GRPZ)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Consumer Discretionary-27.83%
Asbury Automotive Group, Inc.(b)	134	$ 31,499
Boot Barn Holdings, Inc.(b)	377	44,837
Buckle, Inc. (The)	495	19,077
Cavco Industries, Inc.(b)	100	35,720
Century Communities, Inc.	345	29,121
Ethan Allen Interiors, Inc.	935	27,218
Green Brick Partners, Inc.(b)	724	39,530
Group 1 Automotive, Inc.	93	28,921
Haverty Furniture Cos., Inc., (Acquired 03/25/2024 - 05/07/2024; Cost $25,242)(c)	777	22,074
Hibbett, Inc.	500	43,290
Installed Building Products, Inc.	170	36,013
La-Z-Boy, Inc.	561	21,049
M/I Homes, Inc.(b)	228	28,482
MarineMax, Inc.(b)	634	18,056
Meritage Homes Corp.	183	32,272
Monarch Casino & Resort, Inc.	412	27,592
Patrick Industries, Inc.	374	42,860
Signet Jewelers Ltd.	236	25,839
Sturm, Ruger & Co., Inc.	456	20,265
Tri Pointe Homes, Inc.(b)	953	36,910
Winnebago Industries, Inc.	352	21,842
Worthington Enterprises, Inc.	532	30,340
XPEL, Inc.(b)(d)	723	27,474
		690,281
Consumer Staples-3.25%
Cal-Maine Foods, Inc.	821	50,631
Inter Parfums, Inc.	155	18,566
Medifast, Inc.	444	11,429
		80,626
Energy-11.57%
Comstock Resources, Inc.	4,373	51,208
CONSOL Energy, Inc.	193	20,008
CVR Energy, Inc.	734	20,449
Dorian LPG Ltd.	513	25,963
Helmerich & Payne, Inc.	708	26,947
Northern Oil and Gas, Inc.	791	32,376
Par Pacific Holdings, Inc.(b)	606	16,447
RPC, Inc.	2,869	19,595
SM Energy Co.	922	46,496
Vital Energy, Inc.(b)	560	27,356
		286,845
Financials-15.13%
Axos Financial, Inc.(b)	519	27,959
Bancorp, Inc. (The)(b)	524	17,601
Customers Bancorp, Inc.(b)	587	26,591
Dime Community Bancshares, Inc.	1,117	20,631
First Bancorp	1,481	26,258
Hanmi Financial Corp.	1,319	20,787
Jackson Financial, Inc., Class A	644	48,950
OFG Bancorp	882	32,775
Palomar Holdings, Inc.(b)	583	49,462
Pathward Financial, Inc.	515	27,455
Preferred Bank	311	23,238
PROG Holdings, Inc.	853	32,235
Virtus Investment Partners, Inc.	93	21,259
		375,201
Health Care-4.95%
AMN Healthcare Services, Inc.(b)	529	29,592
	Shares	Value
Health Care-(continued)
Catalyst Pharmaceuticals, Inc.(b)	2,109	$ 34,103
Cross Country Healthcare, Inc.(b)	1,845	27,896
Harmony Biosciences Holdings, Inc.(b)(e)	1,058	31,105
		122,696
Industrials-19.31%
ArcBest Corp.	291	30,706
Boise Cascade Co.	289	39,677
Encore Wire Corp.	223	64,387
Forward Air Corp.	378	6,351
GMS, Inc.(b)	441	41,436
Heidrick & Struggles International, Inc.	696	23,859
Hillenbrand, Inc.	584	27,150
Hub Group, Inc., Class A	537	23,172
Korn Ferry	413	27,233
Liquidity Services, Inc.(b)	962	18,865
Matson, Inc.	406	52,049
Mueller Industries, Inc.	648	38,174
MYR Group, Inc.(b)	154	23,879
Quanex Building Products Corp.	644	21,226
Standex International Corp.	159	26,745
Titan International, Inc.(b)	1,696	14,026
		478,935
Information Technology-10.00%
A10 Networks, Inc.	1,650	24,998
Axcelis Technologies, Inc.(b)	339	38,134
Diodes, Inc.(b)	375	27,799
Fabrinet (Thailand)(b)	140	33,534
InterDigital, Inc.(e)	230	26,190
Photronics, Inc.(b)	1,249	34,160
Sanmina Corp.(b)	451	30,912
Veeco Instruments, Inc.(b)	796	32,357
		248,084
Materials-6.80%
AdvanSix, Inc.	884	20,951
Alpha Metallurgical Resources, Inc.	119	37,534
Clearwater Paper Corp.(b)	604	32,096
Hawkins, Inc.	401	35,015
Myers Industries, Inc.	1,350	21,330
Warrior Met Coal, Inc.	316	21,624
		168,550
Utilities-1.05%
Otter Tail Corp.	289	26,146
Total Common Stocks & Other Equity Interests (Cost $2,476,906)		2,477,364
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(f)(g) (Cost $2,333)	2,333	2,333
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $2,479,239)		2,479,697
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.31%
Invesco Private Government Fund, 5.30%(f)(g)(h)	16,022	16,022
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® GARP ETF (GRPZ)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(f)(g)(h)	41,184	$ 41,196
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,218)		57,218
TOTAL INVESTMENTS IN SECURITIES-102.29% (Cost $2,536,457)		2,536,915
OTHER ASSETS LESS LIABILITIES-(2.29)%		(56,727)
NET ASSETS-100.00%		$2,480,188
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Restricted security. The value of this security at May 31, 2024 represented less than 1% of the Fund’s Net Assets.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2024 represented 1.11% of the Fund’s Net Assets.
(e)	All or a portion of this security was out on loan at May 31, 2024.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$34,288	$(31,955)	$-	$-	$2,333	$8
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	16,022	-	-	-	16,022	2*
Invesco Private Prime Fund	-	41,196	-	-	-	41,196	6*
Total	$-	$91,506	$(31,955)	$-	$-	$59,551	$16

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-3.39%
ATN International, Inc.	6,158	$ 149,885
Cogent Communications Holdings, Inc.(b)	6,481	383,805
John Wiley & Sons, Inc., Class A	12,924	471,080
		1,004,770
Consumer Discretionary-6.99%
Cracker Barrel Old Country Store, Inc.(b)	9,075	442,678
Dine Brands Global, Inc.	9,059	357,378
Ethan Allen Interiors, Inc.(b)	14,810	431,119
Movado Group, Inc.	16,457	436,110
Upbound Group, Inc.	12,186	399,945
		2,067,230
Consumer Staples-12.97%
Cal-Maine Foods, Inc.	13,745	847,654
Energizer Holdings, Inc.(b)	11,954	342,123
Fresh Del Monte Produce, Inc.	11,442	267,285
Medifast, Inc.(b)	13,778	354,646
Nu Skin Enterprises, Inc., Class A	43,952	586,759
SpartanNash Co.	16,557	325,345
Universal Corp.	8,051	386,126
Vector Group Ltd.	66,207	726,291
		3,836,229
Energy-8.04%
Archrock, Inc.	24,962	505,231
California Resources Corp.	4,138	195,934
CVR Energy, Inc.(b)	21,530	599,826
Helmerich & Payne, Inc.(b)	7,842	298,467
Northern Oil and Gas, Inc.(b)	11,854	485,184
World Kinect Corp.	11,153	293,770
		2,378,412
Financials-22.12%
Apollo Commercial Real Estate Finance, Inc.(b)	81,577	823,928
ARMOUR Residential REIT, Inc.(b)	48,418	936,404
Blackstone Mortgage Trust, Inc., Class A(b)	45,749	797,863
Ellington Financial, Inc.	73,610	892,153
KKR Real Estate Finance Trust, Inc.(b)	74,307	702,944
New York Mortgage Trust, Inc.(b)	114,485	681,186
Ready Capital Corp.(b)	96,835	803,730
Two Harbors Investment Corp.	70,419	904,884
		6,543,092
Health Care-6.40%
National HealthCare Corp.	2,598	274,739
Organon & Co.	47,337	1,009,698
Premier, Inc., Class A	17,176	324,970
Select Medical Holdings Corp.	8,207	283,552
		1,892,959
Industrials-7.23%
Deluxe Corp.	28,233	641,736
HNI Corp.	7,485	352,169
Kennametal, Inc.(b)	12,817	330,038
Resources Connection, Inc.	29,001	332,061
Trinity Industries, Inc.	15,348	482,695
		2,138,699
	Shares	Value
Information Technology-2.86%
Benchmark Electronics, Inc.	8,836	$ 380,567
Xerox Holdings Corp.(b)	33,167	466,328
		846,895
Materials-5.33%
Compass Minerals International, Inc.(b)	10,962	142,068
Myers Industries, Inc.	14,666	231,723
Sealed Air Corp.	6,144	238,817
Sensient Technologies Corp.	4,084	317,204
SunCoke Energy, Inc.	31,815	335,648
Sylvamo Corp.	4,358	310,813
		1,576,273
Real Estate-16.10%
Easterly Government Properties, Inc.(b)	62,295	737,573
Global Net Lease, Inc.(b)	107,435	803,614
Highwoods Properties, Inc.	39,179	1,017,478
Innovative Industrial Properties, Inc.(b)	7,669	826,565
Kennedy-Wilson Holdings, Inc.(b)	70,291	718,374
Service Properties Trust(b)	122,384	658,426
		4,762,030
Utilities-8.44%
Avista Corp.	15,425	570,417
Chesapeake Utilities Corp.	2,099	235,109
Clearway Energy, Inc., Class C	23,234	650,552
Northwest Natural Holding Co.	12,967	485,225
SJW Group	3,876	212,056
Unitil Corp.	6,409	342,817
		2,496,176
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $32,988,964)		29,542,765
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.44%
Invesco Private Government Fund, 5.30%(c)(d)(e)	2,686,750	2,686,750
Invesco Private Prime Fund, 5.48%(c)(d)(e)	6,906,615	6,908,687
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,595,585)		9,595,437
TOTAL INVESTMENTS IN SECURITIES-132.31% (Cost $42,584,549)		39,138,202
OTHER ASSETS LESS LIABILITIES-(32.31)%		(9,556,767)
NET ASSETS-100.00%		$29,581,435
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,084,545	$(1,084,545)	$-	$-	$-	$578
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,724,212	18,921,711	(17,959,173)	-	-	2,686,750	69,168*
Invesco Private Prime Fund	4,433,688	41,026,535	(38,552,733)	(249)	1,446	6,908,687	183,787*
Total	$6,157,900	$61,032,791	$(57,596,451)	$(249)	$1,446	$9,595,437	$253,533

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-1.86%
Madison Square Garden Sports Corp., Class A(b)	14,205	$ 2,622,953
Marcus Corp. (The)(c)	329,057	3,504,457
		6,127,410
Consumer Discretionary-3.31%
Monarch Casino & Resort, Inc.	48,251	3,231,369
Standard Motor Products, Inc.(c)	73,144	2,246,252
Steven Madden Ltd.	61,960	2,754,122
Sturm, Ruger & Co., Inc.	60,856	2,704,441
		10,936,184
Consumer Staples-8.11%
Cal-Maine Foods, Inc.	41,420	2,554,371
Edgewell Personal Care Co.	71,998	2,777,683
Fresh Del Monte Produce, Inc.	102,294	2,389,588
J&J Snack Foods Corp.(c)	18,888	3,073,266
John B. Sanfilippo & Son, Inc.	25,608	2,582,055
National Beverage Corp.(b)(c)	54,579	2,521,550
PriceSmart, Inc.(c)	33,094	2,784,860
SpartanNash Co.	126,484	2,485,411
Tootsie Roll Industries, Inc.(c)	106,638	3,120,228
Universal Corp.(c)	51,495	2,469,700
		26,758,712
Energy-0.72%
Magnolia Oil & Gas Corp., Class A(c)	91,362	2,370,844
Financials-17.93%
AMERISAFE, Inc.	67,395	2,953,923
Assured Guaranty Ltd.	37,162	2,888,231
BrightSphere Investment Group, Inc.	107,949	2,393,229
City Holding Co.(c)	25,931	2,650,667
Donnelley Financial Solutions, Inc.(b)	41,160	2,509,113
Ellington Financial, Inc.	244,659	2,965,267
Employers Holdings, Inc.	82,515	3,480,483
EVERTEC, Inc.	71,704	2,507,489
Franklin BSP Realty Trust, Inc.(c)	201,112	2,562,167
Hilltop Holdings, Inc.	76,870	2,351,453
Horace Mann Educators Corp.	78,874	2,695,124
Mr. Cooper Group, Inc.(b)	33,275	2,775,135
Navient Corp.	157,471	2,373,088
NMI Holdings, Inc., Class A(b)	89,515	2,970,108
Northwest Bancshares, Inc.(c)	215,847	2,363,525
Piper Sandler Cos.	11,923	2,525,053
PJT Partners, Inc., Class A(c)	25,380	2,707,284
Radian Group, Inc.	96,171	3,004,382
Safety Insurance Group, Inc.	39,909	3,086,961
Stewart Information Services Corp.	38,060	2,409,579
Westamerica Bancorporation	48,434	2,364,548
WisdomTree, Inc.(c)	260,838	2,600,555
		59,137,364
Health Care-6.04%
Addus HomeCare Corp.(b)	22,487	2,581,732
CorVel Corp.(b)(c)	9,768	2,342,855
Ensign Group, Inc. (The)(c)	28,276	3,428,182
HealthStream, Inc.	96,317	2,628,491
Innoviva, Inc.(b)(c)	192,951	3,046,696
National HealthCare Corp.(c)	28,696	3,034,602
Prestige Consumer Healthcare, Inc.(b)	44,725	2,876,265
		19,938,823
	Shares	Value
Industrials-20.17%
AAR Corp.(b)(c)	33,541	$ 2,381,076
Air Lease Corp., Class A	54,607	2,601,478
Albany International Corp., Class A	29,080	2,550,898
Apogee Enterprises, Inc.	38,745	2,517,263
Arcosa, Inc.	30,188	2,653,827
Armstrong World Industries, Inc.(c)	23,308	2,699,066
Brady Corp., Class A	51,186	3,494,468
Enerpac Tool Group Corp.(c)	63,367	2,491,590
ESCO Technologies, Inc.	25,207	2,750,840
Federal Signal Corp.	32,030	2,947,401
Franklin Electric Co., Inc.	29,385	2,923,220
GMS, Inc.(b)	27,767	2,608,987
Heartland Express, Inc.(c)	226,606	2,565,180
HNI Corp.(c)	53,507	2,517,504
Hub Group, Inc., Class A	61,438	2,651,050
Kelly Services, Inc., Class A	101,161	2,199,240
Korn Ferry	44,627	2,942,704
Marten Transport Ltd.	153,697	2,720,437
National Presto Industries, Inc.(c)	37,755	2,811,992
OPENLANE, Inc.(b)	135,300	2,333,925
Resources Connection, Inc.	216,258	2,476,154
Rush Enterprises, Inc., Class A	53,074	2,395,230
Tennant Co.	26,396	2,709,813
UniFirst Corp.	17,301	2,743,939
Verra Mobility Corp., Class A(b)(c)	106,838	2,846,164
		66,533,446
Information Technology-7.60%
Benchmark Electronics, Inc.(c)	64,268	2,768,023
Box, Inc., Class A(b)(c)	94,712	2,580,902
Insight Enterprises, Inc.(b)(c)	16,390	3,204,245
InterDigital, Inc.(c)	22,561	2,569,021
N-able, Inc.(b)(c)	194,349	2,594,559
OSI Systems, Inc.(b)(c)	17,981	2,584,589
PC Connection, Inc.	43,141	2,918,057
Plexus Corp.(b)(c)	25,392	2,796,675
Progress Software Corp.	59,988	3,038,392
		25,054,463
Materials-5.76%
Balchem Corp.	19,172	2,944,819
H.B. Fuller Co.(c)	35,479	2,825,193
Innospec, Inc.	24,158	3,159,867
Minerals Technologies, Inc.	32,907	2,854,682
Myers Industries, Inc.(c)	142,344	2,249,035
Sensient Technologies Corp.	32,609	2,532,741
Stepan Co.	27,747	2,418,706
		18,985,043
Real Estate-21.53%
Acadia Realty Trust(c)	153,135	2,640,047
Alexander & Baldwin, Inc.	180,130	3,026,184
Apple Hospitality REIT, Inc.	201,632	2,911,566
Armada Hoffler Properties, Inc.	236,734	2,684,564
CareTrust REIT, Inc.	139,291	3,561,671
Centerspace(c)	35,557	2,427,121
Chatham Lodging Trust	269,977	2,284,005
Community Healthcare Trust, Inc.	109,350	2,565,351
DiamondRock Hospitality Co.	304,056	2,575,354
Elme Communities	167,341	2,578,725
Essential Properties Realty Trust, Inc.(c)	120,093	3,216,090
Four Corners Property Trust, Inc.(c)	136,851	3,340,533
Getty Realty Corp.(c)	120,696	3,332,417
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Real Estate-(continued)
LTC Properties, Inc.	108,259	$ 3,724,110
LXP Industrial Trust(c)	323,068	2,746,078
Phillips Edison & Co., Inc.	96,057	3,068,061
Retail Opportunity Investments Corp.	211,645	2,649,795
Saul Centers, Inc.(c)	72,532	2,639,439
SITE Centers Corp.	198,635	2,864,317
Sunstone Hotel Investors, Inc.(c)	282,761	2,906,783
Tanger, Inc.(c)	98,751	2,740,340
Universal Health Realty Income Trust(c)	66,775	2,509,404
Urban Edge Properties	156,172	2,768,930
Veris Residential, Inc.	157,975	2,415,438
Whitestone REIT	219,116	2,857,273
		71,033,596
Utilities-6.88%
American States Water Co.	41,905	3,083,789
Avista Corp.(c)	79,981	2,957,697
California Water Service Group	55,215	2,754,676
Chesapeake Utilities Corp.	25,827	2,892,882
MGE Energy, Inc.(c)	30,103	2,412,154
Northwest Natural Holding Co.(c)	71,077	2,659,701
SJW Group	53,657	2,935,575
Unitil Corp.	56,001	2,995,494
		22,691,968
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $329,507,421)		329,567,853
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.51%
Invesco Private Government Fund, 5.30%(d)(e)(f)	12,547,804	$ 12,547,804
Invesco Private Prime Fund, 5.48%(d)(e)(f)	31,988,847	31,998,444
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,548,006)		44,546,248
TOTAL INVESTMENTS IN SECURITIES-113.42% (Cost $374,055,427)		374,114,101
OTHER ASSETS LESS LIABILITIES-(13.42)%		(44,254,765)
NET ASSETS-100.00%		$329,859,336

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$12,485,301	$(12,485,301)	$-	$-	$-	$8,567
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,093,200	86,904,756	(87,450,152)	-	-	12,547,804	562,841*
Invesco Private Prime Fund	41,909,242	176,736,943	(186,659,431)	(1,070)	12,760	31,998,444	1,509,339*
Total	$55,002,442	$276,127,000	$(286,594,884)	$(1,070)	$12,760	$44,546,248	$2,080,747

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
May 31, 2024
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Quality ETF (XSHQ)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.41%
CarGurus, Inc.(b)(c)	68,319	$ 1,654,003
Cars.com, Inc.(b)	42,202	853,746
Cogent Communications Holdings, Inc.(c)	24,863	1,472,387
		3,980,136
Consumer Discretionary-17.42%
Academy Sports & Outdoors, Inc.	47,955	2,766,524
Asbury Automotive Group, Inc.(b)(c)	14,506	3,409,925
Bloomin’ Brands, Inc.	49,170	1,071,906
Buckle, Inc. (The)(c)	25,672	989,399
Caleres, Inc.	22,872	793,201
Frontdoor, Inc.(b)	63,318	2,239,558
Golden Entertainment, Inc.	19,472	589,417
Installed Building Products, Inc.(c)	15,206	3,221,239
Kontoor Brands, Inc.	35,752	2,622,052
M/I Homes, Inc.(b)	14,225	1,776,987
Monarch Casino & Resort, Inc.	8,661	580,027
Monro, Inc.	17,836	421,821
ODP Corp. (The)(b)	20,794	814,293
Signet Jewelers Ltd.(c)	25,680	2,811,703
Steven Madden Ltd.	50,759	2,256,238
Sturm, Ruger & Co., Inc.	15,552	691,131
Worthington Enterprises, Inc.(c)	30,361	1,731,488
		28,786,909
Consumer Staples-4.83%
Cal-Maine Foods, Inc.	29,679	1,830,304
Inter Parfums, Inc.	9,916	1,187,739
John B. Sanfilippo & Son, Inc.	6,941	699,861
Medifast, Inc.(c)	12,452	320,514
National Beverage Corp.(b)(c)	20,742	958,280
USANA Health Sciences, Inc.(b)	7,026	334,438
WD-40 Co.(c)	11,819	2,655,611
		7,986,747
Energy-13.84%
California Resources Corp.	42,444	2,009,723
Comstock Resources, Inc.(c)	53,077	621,531
CONSOL Energy, Inc.	30,819	3,195,006
Core Laboratories, Inc.(c)	28,383	531,897
CVR Energy, Inc.(c)	29,978	835,187
Dorian LPG Ltd.	19,854	1,004,811
Helmerich & Payne, Inc.(c)	63,612	2,421,073
Liberty Energy, Inc., Class A	114,601	2,829,499
Par Pacific Holdings, Inc.(b)	61,741	1,675,651
Patterson-UTI Energy, Inc.	189,840	2,092,037
RPC, Inc.(c)	48,584	331,829
SM Energy Co.(c)	78,363	3,951,846
U.S. Silica Holdings, Inc.(b)	51,665	800,291
Vital Energy, Inc.(b)(c)	11,980	585,223
		22,885,604
Financials-18.04%
AMERISAFE, Inc.	13,784	604,153
Artisan Partners Asset Management, Inc., Class A	82,360	3,626,311
Axos Financial, Inc.(b)(c)	28,217	1,520,050
BancFirst Corp.(c)	8,886	765,529
Bancorp, Inc. (The)(b)	42,741	1,435,670
Cathay General Bancorp	41,533	1,530,076
Central Pacific Financial Corp.	14,140	286,759
City Holding Co.(c)	8,878	907,509
Donnelley Financial Solutions, Inc.(b)	16,524	1,007,303
	Shares	Value
Financials-(continued)
Employers Holdings, Inc.	14,799	$ 624,222
EVERTEC, Inc.	36,185	1,265,390
First Bancorp	121,624	2,156,394
HCI Group, Inc.(c)	3,406	326,567
Lakeland Financial Corp.(c)	15,112	937,397
NCR Atleos Corp.(b)	46,686	1,299,271
NMI Holdings, Inc., Class A(b)	52,746	1,750,112
OFG Bancorp	27,405	1,018,370
Palomar Holdings, Inc.(b)(c)	15,182	1,288,041
Pathward Financial, Inc.	17,470	931,326
Preferred Bank(c)	9,045	675,842
PROG Holdings, Inc.	30,285	1,144,470
Radian Group, Inc.	91,418	2,855,898
Virtus Investment Partners, Inc.	3,796	867,728
Westamerica Bancorporation	20,378	994,854
		29,819,242
Health Care-4.28%
AMN Healthcare Services, Inc.(b)(c)	28,748	1,608,163
Catalyst Pharmaceuticals, Inc.(b)(c)	83,046	1,342,854
CorVel Corp.(b)	7,269	1,743,470
Cross Country Healthcare, Inc.(b)(c)	18,100	273,672
Ligand Pharmaceuticals, Inc.(b)(c)	11,222	954,431
Schrodinger, Inc.(b)(c)	31,472	677,277
Simulations Plus, Inc.(c)	9,993	482,062
		7,081,929
Industrials-19.70%
American Woodmark Corp.(b)	8,548	736,068
Apogee Enterprises, Inc.	13,838	899,055
Arcosa, Inc.	27,360	2,405,218
Brady Corp., Class A	30,155	2,058,682
CSG Systems International, Inc.	16,525	713,054
Encore Wire Corp.	10,064	2,905,779
Enerpac Tool Group Corp.	31,407	1,234,923
Enpro, Inc.	13,514	2,071,156
Forward Air Corp.(c)	13,853	232,730
GMS, Inc.(b)	23,949	2,250,248
Hillenbrand, Inc.	56,660	2,634,123
Insteel Industries, Inc.	14,299	470,008
John Bean Technologies Corp.	22,570	2,156,112
Lindsay Corp.	6,690	768,146
Marten Transport Ltd.(c)	30,901	546,948
MasterBrand, Inc.(b)	90,991	1,520,460
Mueller Industries, Inc.	77,828	4,584,847
Powell Industries, Inc.(c)	5,222	939,229
Quanex Building Products Corp.	18,793	619,417
Resources Connection, Inc.	19,261	220,538
Standex International Corp.	8,105	1,363,342
SunPower Corp.(b)(c)	44,067	147,184
Titan International, Inc.(b)	32,888	271,984
Wabash National Corp.(c)	36,067	815,475
		32,564,726
Information Technology-10.98%
A10 Networks, Inc.	52,547	796,087
Adeia, Inc.	101,468	1,200,366
Badger Meter, Inc.	20,011	3,861,323
Diodes, Inc.(b)	25,090	1,859,922
Extreme Networks, Inc.(b)	131,002	1,460,672
InterDigital, Inc.(c)	16,419	1,869,632
Kulicke & Soffa Industries, Inc. (Singapore)(c)	35,673	1,629,186
PDF Solutions, Inc.(b)	20,574	720,501
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
Photronics, Inc.(b)	42,030	$ 1,149,520
Progress Software Corp.	24,955	1,263,971
Sanmina Corp.(b)	34,087	2,336,323
		18,147,503
Materials-7.06%
Alpha Metallurgical Resources, Inc.(c)	10,169	3,207,404
Clearwater Paper Corp.(b)	9,323	495,424
Hawkins, Inc.	11,520	1,005,927
Innospec, Inc.	13,910	1,819,428
Myers Industries, Inc.(c)	19,363	305,935
Olympic Steel, Inc.	5,973	311,432
Sylvamo Corp.	28,976	2,066,568
Warrior Met Coal, Inc.	35,857	2,453,695
		11,665,813
Utilities-1.38%
Otter Tail Corp.(c)	25,163	2,276,497
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $154,066,522)		165,195,106
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.13%
Invesco Private Government Fund, 5.30%(d)(e)(f)	10,669,524	$ 10,669,524
Invesco Private Prime Fund, 5.48%(d)(e)(f)	27,544,555	27,552,818
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,223,192)		38,222,342
TOTAL INVESTMENTS IN SECURITIES-123.07% (Cost $192,289,714)		203,417,448
OTHER ASSETS LESS LIABILITIES-(23.07)%		(38,130,459)
NET ASSETS-100.00%		$165,286,989

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,098,068	$(1,098,068)	$-	$-	$-	$1,209
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,117,246	53,105,182	(45,552,904)	-	-	10,669,524	261,780*
Invesco Private Prime Fund	8,015,776	124,236,663	(104,697,569)	(850)	(1,202)	27,552,818	700,064*
Total	$11,133,022	$178,439,913	$(151,348,541)	$(850)	$(1,202)	$38,222,342	$963,053

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG S&P 500 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,847,181	$-	$-	$8,847,181
Money Market Funds	1,085	1,096,361	-	1,097,446
Total Investments	$8,848,266	$1,096,361	$-	$9,944,627
Invesco MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,597,202,427	$-	$-	$4,597,202,427
Money Market Funds	-	78,151,692	-	78,151,692
Total Investments	$4,597,202,427	$78,151,692	$-	$4,675,354,119
Invesco Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$595,571,691	$-	$61,449	$595,633,140
Money Market Funds	-	80,320,767	-	80,320,767
Total Investments	$595,571,691	$80,320,767	$61,449	$675,953,907
Invesco S&P 500® Enhanced Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$119,531,840	$-	$-	$119,531,840
Money Market Funds	51,354	15,289,392	-	15,340,746
Total Investments	$119,583,194	$15,289,392	$-	$134,872,586
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$40,876,200	$-	$-	$40,876,200
Money Market Funds	10,784	2,911,618	-	2,922,402
Total Investments	$40,886,984	$2,911,618	$-	$43,798,602

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$639,457,922	$-	$-	$639,457,922
Money Market Funds	-	43,975,374	-	43,975,374
Total Investments	$639,457,922	$43,975,374	$-	$683,433,296
Invesco S&P 500 High Dividend Growers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,855,185	$-	$-	$2,855,185
Money Market Funds	-	31,325	-	31,325
Total Investments	$2,855,185	$31,325	$-	$2,886,510
Invesco S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,977,920,178	$-	$-	$2,977,920,178
Money Market Funds	-	133,947,827	-	133,947,827
Total Investments	$2,977,920,178	$133,947,827	$-	$3,111,868,005
Invesco S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,903,032,446	$-	$-	$6,903,032,446
Money Market Funds	-	83,962,393	-	83,962,393
Total Investments	$6,903,032,446	$83,962,393	$-	$6,986,994,839
Invesco S&P 500 Minimum Variance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,159,419	$-	$-	$5,159,419
Money Market Funds	-	714,139	-	714,139
Total Investments	$5,159,419	$714,139	$-	$5,873,558
Invesco S&P 500® Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,500,575,351	$-	$-	$1,500,575,351
Money Market Funds	947,831	16,382,685	-	17,330,516
Total Investments	$1,501,523,182	$16,382,685	$-	$1,517,905,867
Invesco S&P 500 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$958,601,811	$-	$-	$958,601,811
Money Market Funds	-	15,754,321	-	15,754,321
Total Investments	$958,601,811	$15,754,321	$-	$974,356,132
Invesco S&P MidCap 400 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$304,150,537	$1,620,395	$-	$305,770,932
Money Market Funds	85,390	42,323,884	-	42,409,274
Total Investments	$304,235,927	$43,944,279	$-	$348,180,206
Invesco S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$789,104,817	$-	$-	$789,104,817
Money Market Funds	-	52,184,292	-	52,184,292
Total Investments	$789,104,817	$52,184,292	$-	$841,289,109
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$185,566,254	$-	$0	$185,566,254
Money Market Funds	-	42,819,154	-	42,819,154
Total Investments	$185,566,254	$42,819,154	$0	$228,385,408
Invesco S&P SmallCap 600® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,477,364	$-	$-	$2,477,364
Money Market Funds	2,333	57,218	-	59,551
Total Investments	$2,479,697	$57,218	$-	$2,536,915

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$29,542,765	$-	$-	$29,542,765
Money Market Funds	-	9,595,437	-	9,595,437
Total Investments	$29,542,765	$9,595,437	$-	$39,138,202
Invesco S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$329,567,853	$-	$-	$329,567,853
Money Market Funds	-	44,546,248	-	44,546,248
Total Investments	$329,567,853	$44,546,248	$-	$374,114,101
Invesco S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$165,195,106	$-	$-	$165,195,106
Money Market Funds	-	38,222,342	-	38,222,342
Total Investments	$165,195,106	$38,222,342	$-	$203,417,448